As Filed with the Securities and Exchange Commission on August 15, 2008
REGISTRATION NO. 333-83362
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 19

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 86

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (781) 237-6030

Sandra M. DaDalt, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 1335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

Copies of Communications to:
Thomas C. Lauerman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W.
Suite 400 East
Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☑ on August 25, 2008 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 19 to the Registration Statement on Form N-4 (the "Registration Statement") (File Nos. 333-83362, 811-05846) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 17 to the Registration Statement, which was filed on May 1, 2008. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 17 to the Registration Statement.

PART A

SUPPLEMENT DATED AUGUST 25, 2008

TO THE PROSPECTUS DATED MAY 1, 2008

FOR SUN LIFE FINANCIAL MASTERS EXTRA

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
Effective August 25, 2008, the above-captioned prospectus is amended as follows:
1.	Under the caption "PRODUCT HIGHLIGHTS," the last sentence of the paragraph entitled "The Accumulation Phase" is rewritten as follows:

In addition, we will credit your Contract with interest, which we refer to as "Purchase Payment Interest", at a rate of 2% or 6% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

2.	The first paragraph under the subsection entitled "Purchase Payment Interest" is amended by replacing the current disclosure describing Option B with the following:

Option B: The 6% Interest Option -- Under this option we will credit your Contract with interest at a rate of 6% of each Purchase Payment made on or after August 25, 2008. Purchase Payments made under Option B between July 24, 2006, and August 24, 2008, were credited with interest at the rate of 5% of the Purchase Payment. Prior to July 24, 2006, Purchase Payments made under this option were credited with interest pursuant to the Purchase Payment Interest schedule in effect for Option B at the time the Contract was purchased, including any year-end credit.  This option may not be available in all states.

3.	The definition of "PURCHASE PAYMENT INTEREST" in Appendix A is replaced with the following:

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract for each Purchase Payment made.  The rate of interest varies between 2% and 6% of the Purchase Payment based upon the interest rate option chosen at the time of application, as described under “Purchase Payment Interest” in this Prospectus.

4.	Example 2 of "APPENDIX D - CALCULATION OF PURCHASE PAYMENT INTEREST (BONUS CREDIT)" is rewritten as follows:

Example 2: Option B with no Withdrawals

If you select Option B, the 6% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made on or after August 25, 2008, at a rate of 6% of your Purchase Payment amount as illustrated below:

Initial Purchase Payment of $50,000 receives 6% Purchase Payment Interest of $3,000.

Subsequent Purchase Payments in the first Account Year of $20,000 receives Purchase Payment Interest of $1,200.

Suppose an additional Purchase Payment of $60,000 is made in the third Account Year. This Purchase Payment will receive 6% Purchase Payment Interest of $3,600.

Please retain this supplement with your prospectus for future reference.

PART B

AUGUST 25, 2008

SUN LIFE FINANCIAL MASTERS® EXTRA

VARIABLE AND FIXED ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Sun Life Assurance Company of Canada (U.S.)
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Sun Life Financial Masters® Extra Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company" or "Sun Life (U.S.)") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the Prospectus dated May 1, 2008.  This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (888) 786-2435.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments, Inc.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S  ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59½, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, the 0.15%distribution fee, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

●	The assumed rate of earnings will be realistic.
●	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
●	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
●	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 ÷ $18.32 = 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00006375 (the daily equivalent of the current maximum charge of 2.30% on an annual basis) gives a net investment factor of 1.00321136.  If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6113394 (14.5645672 x 1.00321136).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845294 (12.3456789 x 1.00322814 (the Net Investment Factor based on the daily equivalent of maximum annuity phase charge of 1.70% on an annual basis) x 0.99991902). 0.99991902 is the factor, for a one day Valuation Period that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845294.  The first variable annuity payment would be $865.57 (8,765.4321 x 14.5645672 x 6.78 ÷ 1,000).  The number of annuity units credited would be 70.1112 ($865.57 ÷ 12.3456789) and the second variable annuity payment would be $868.29 (70.1112 x 12.3845294).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"). Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company.  Promotional incentives may change at any time.

Commissions will not be paid to selling agents with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.”

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated March 27, 2008, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph, referring to the adoption of the provisions of the Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109”), and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 18, 2008, accompanying the financial statements expresses an unqualified opinion) and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)
For the years ended December 31,

	2007	2006	2005

Revenues:
Premiums and annuity considerations	$110,616	$59,192	$51,982
Net investment income	1,098,592	1,206,081	1,112,529
Net derivative (loss) income	(193,124)	9,089	16,474
Net realized investment (losses) gains	(61,048)	(44,511)	16,925
Fee and other income	479,904	398,622	362,275
Subordinated notes early redemption premium	25,578	-	-

Total revenues	1,460,518	1,628,473	1,560,185

Benefits and expenses:
Interest credited	629,823	633,405	637,502
Interest expense	101,532	130,802	123,279
Policyowner benefits	229,485	156,970	187,013
Amortization of deferred acquisition costs and value of business acquired	189,121	399,182	243,821
Other operating expenses	283,815	231,434	196,543
Partnership capital securities early redemption payment	25,578	-	-

Total benefits and expenses	1,459,354	1,551,793	1,388,158

Income before income tax (benefit) expense, and minority interest	1,164	76,680	172,027

Income tax (benefit) expense:
Federal	(24,289)	(1,717)	40,091
State	431	105	(2)
Income tax (benefit) expense	(23,858)	(1,612)	40,089

Income before minority interest	25,022	78,292	131,938

Minority interest share of loss	-	-	(1,214)

Net income	$25,022	$78,292	$133,152

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED BALANCE SHEETS
(in thousands except per share data)

ASSETS	December 31, 2007	December 31, 2006
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $11,848,397 and $13,623,450 in 2007 and 2006, respectively); fair value option elected for $16,584 in 2007	$11,503,230	$13,637,973
Trading fixed maturities at fair value (amortized cost of $3,938,088 and $3,838,732 in 2007 and 2006, respectively)	3,867,011	3,856,053
Subordinated note from affiliate held-to-maturity (fair value of $630,751 in 2006)	-	600,000
Mortgage loans	2,318,341	2,273,176
Derivative instruments – receivable	609,261	653,854
Limited partnerships	164,464	193,728
Real estate	201,777	186,891
Policy loans	712,633	709,626
Other invested assets	568,676	950,226
Cash and cash equivalents	1,169,701	578,080
Total investments and cash	21,115,094	23,639,607

Accrued investment income	290,363	291,218
Deferred policy acquisition costs	1,603,397	1,234,206
Value of business and customer renewals acquired	51,806	47,744
Net deferred tax asset	15,945	3,597
Goodwill	708,829	701,451
Receivable for investments sold	3,482	33,241
Reinsurance receivable	2,709,249	1,817,999
Other assets	311,999	153,230
Separate account assets	24,996,603	21,060,255

Total assets	$51,806,767	$48,982,548

LIABILITIES

Contractholder deposit funds and other policy liabilities	$18,262,569	$19,428,625
Future contract and policy benefits	823,588	750,112
Payable for investments purchased	199,210	218,465
Accrued expenses and taxes	123,065	144,695
Debt payable to affiliates	1,945,000	1,325,000
Partnership capital securities	-	607,826
Reinsurance payable to affiliate	1,691,884	1,605,626
Derivative instruments – payable	446,640	160,504
Other liabilities	888,061	1,178,086
Separate account liabilities	24,996,603	21,060,255

Total liabilities	49,376,620	46,479,194

Commitments and contingencies – Note 20

STOCKHOLDER’S EQUITY

Common stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding in 2007 and 2006	6,437	6,437
Additional paid-in capital	2,146,436	2,143,408
Accumulated other comprehensive (loss) income	(92,403)	14,030
Retained earnings	369,677	339,479

Total stockholder’s equity	2,430,147	2,503,354

Total liabilities and stockholder’s equity	$51,806,767	$48,982,548

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)
For the years ended December 31,

	2007	2006	2005

Net income	$25,022	$78,292	$133,152

Other comprehensive loss:
Change in unrealized holding (losses) gains on available- for-sale securities, net of tax and policyholder amounts (1)	(119,775)	(46,229)	(79,814)
Change in pension and other postretirement plan adjustments, net of tax (2)	11,197	1,842	(1,842)
Reclassification adjustments of realized investment losses (gains) into net income (3)	2,145	40,673	(79,722)
Other comprehensive loss	(106,433)	(3,714)	(161,378)

Comprehensive (loss) income	$(81,411)	$74,578	$(28,226)

(1)	Net of tax benefit of $64.7 million, $25.5 million and $43.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.
(2)	Net of tax (expense) benefit of $(6.0) million, $(0.2) million and $1.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.
(3)	Net of tax (expense) benefit of $(1.2) million, $(21.9) million and $42.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
(in thousands)
For the years ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity

Balance at December 31, 2004	$6,437	$2,131,888	$180,638	$628,035	$2,946,998

Net income	-	-	-	133,152	133,152
Dividends	-	-	-	(200,000)	(200,000)
Tax benefit from stock options	-	6,992	-	-	6,992
Other comprehensive loss	-	-	(161,378)	-	(161,378)

Balance at December 31, 2005	6,437	2,138,880	19,260	561,187	2,725,764

Adjustment to initially apply FASB Statement No. 158, net of tax			(1,516)		(1,516)
Net income	-	-	-	78,292	78,292
Dividends	-	-	-	(300,000)	(300,000)
Tax benefit from stock options	-	4,528	-	-	4,528
Other comprehensive loss	-	-	(3,714)	-	(3,714)

Balance at December 31, 2006	6,437	2,143,408	14,030	339,479	2,503,354

Cumulative effect of accounting changes, net of tax				5,176	5,176
Net income	-	-	-	25,022	25,022
Tax benefit from stock options	-	3,028			3,028
Other comprehensive loss	-	-	(106,433)	-	(106,433)

Balance at December 31, 2007	$6,437	$2,146,436	$(92,403)	$369,677	$2,430,147

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the years ended December 31,

	2007	2006	2005

Cash Flows From Operating Activities:
Net income from operations	$25,022	$78,292	$133,152
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Minority interest share of loss	-	-	(1,214)
Net amortization of premiums on investments	40,668	58,752	71,357
Amortization of deferred acquisition costs and value of business and customer renewals acquired	189,121	399,182	243,821
Depreciation and amortization	7,460	4,608	3,985
Net losses (gains) on derivatives	131,503	(11,853)	(77,025)
Net realized losses (gains) on available-for-sale investments	61,048	44,511	(16,925)
Changes in fair value of trading investments	88,398	(15,235)	80,324
Net realized gains on trading investments	(4,655)	(373)	(11,162)
Net change in unrealized and undistributed gains in private equity limited partnerships	(23,027)	(29,120)	(48,244)
Interest credited to contractholder deposits	629,823	633,405	637,502
Deferred federal income taxes	43,366	4,180	22,047
Changes in assets and liabilities:
Additions to deferred acquisition costs, value of business and customer renewals acquired	(379,941)	(262,895)	(261,917)
Accrued investment income	855	(29,711)	17,916
Net reinsurance receivable/payable	33,161	77,063	85,876
Future contract and policy benefits	66,550	(6,619)	25,123
Other, net	(134,356)	14,268	53,536
Purchases of trading fixed maturities, net of sales	(100,836)	(1,866,153)	(651,921)
Net cash provided by (used in) operating activities	674,160	(907,698)	306,231

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	4,252,780	5,872,190	5,685,008
Mortgage loans	355,146	248,264	117,438
Real estate	-	-	947
Net cash from disposition of subsidiary	-	-	17,040
Other invested assets	667,683	184,646	483,700
Redemption of subordinated note from affiliates	600,000	-	-
Purchases of:
Available-for-sale fixed maturities	(2,557,841)	(4,002,244)	(5,269,211)
Mortgage loans	(399,566)	(780,592)	(390,376)
Real estate	(19,439)	(20,619)	(6,648)
Other invested assets	(57,864)	(489,493)	(171,539)
Net change in other investments	(361,781)	399,514	(239,910)
Net change in policy loans	(3,007)	(7,857)	(5,464)
Net change in short-term investments	-	-	(4,576)
Early redemption premium	25,578	-	-

Net cash provided by investing activities	$2,501,689	$1,403,809	$216,409

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the years ended December 31,

	2007	2006	2005

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,924,784	$3,520,138	$2,720,141
Withdrawals from contractholder deposit funds	(4,533,405)	(3,690,351)	(3,404,468)
Repayments of debt	(980,000)	-	-
Debt proceeds	1,000,000	200,000	100,000
Dividends paid to stockholder	-	(300,000)	(150,600)
Early redemption payment	(25,578)	-	-
Other, net	29,971	4,528	6,992
Net cash used in financing activities	(2,584,228)	(265,685)	(727,935)

Net change in cash and cash equivalents	591,621	230,426	(205,295)

Cash and cash equivalents, beginning of year	578,080	347,654	552,949

Cash and cash equivalents, end of year	$1,169,701	$578,080	$347,654

Supplemental Cash Flow Information
Interest paid	$73,116	$130,686	$122,474
Income taxes paid	$43,287	$82,250	$16,857

Supplemental Schedule of non-cash investing and financing activities

Effective November 8, 2007, the Company’s subsidiary, Sun Life Financial (U.S.) Reinsurance Company (“Sun Life Vermont”), entered into a reinsurance agreement with Sun Life Assurance Company of Canada (“SLOC”), the Company’s affiliate, under which Sun Life Vermont assumed the risks of certain individual universal life insurance contracts issued and to be issued by SLOC.  This agreement is described more fully in Note 1 and Note 8.  As part of the transaction, the Sun Life Vermont assumed $553.7 million of contractholder deposits, future contract and policy benefits of $ 20.4 million, a funds withheld asset of $551.8 million, and a deferred loss of $22.3 million, all of which are considered non-cash items for purposes of the Company’s consolidated statement of cash flows.

The Company declared and paid to its direct parent, Sun Life of Canada (U.S.) Holdings, Inc., cash dividends of $300.0 million in 2006.  In 2005, the Company declared and paid a $200.0 million dividend to its direct parent, consisting of $150.6 million in cash and $49.4 million in notes. The Company did not pay any dividends to its direct parent in 2007.

On April 19, 2005, the Company sold its interest in a consolidated variable interest entity (“VIE”). As a result of the sale, bonds decreased by $42.5 million, short-term investments decreased by $28.5 million, investment income due and accrued decreased by $0.3 million, other invested assets decreased by $3.2 million, other liabilities decreased by $26.1 million, deferred tax liability decreased by $3.9 million, and notes payable decreased by $33.5 million.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the “Company”) and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual universal life insurance, individual and group fixed and variable annuities, funding agreements, group life, group disability, group dental and group stop loss insurance.  These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax-qualified and non-tax-qualified markets.  The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands.  In addition, the Company’s wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York (“SLNY”), is authorized to transact business in the State of New York.

The Company is a stock life insurance company incorporated under the laws of Delaware.  The Company is a direct wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. (the "Parent").  The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934.  SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries.  As of December 31, 2007, the Company directly or indirectly owned all of the outstanding shares or members interest of SLNY, which issues individual fixed and variable annuity contracts, group life, group disability, group dental and stop loss insurance, and individual life insurance in New York; Independence Life and Annuity Company (“INDY”), a Rhode Island life insurance company that sold variable and whole life insurance products; Sun Life Vermont, a Vermont special purpose financial captive insurance company; Clarendon Insurance Agency, Inc., a registered broker-dealer; Sun Life of Canada (U.S.) SPE 97-I, Inc., organized for the purpose of engaging in activities incidental to securitizing mortgage loans; SLF Private Placement Investment Company I, LLC; Sun Parkaire Landing LLC; 7101 France Avenue Manager, LLC; Sun MetroNorth, LLC; and SLNY Private Placement Investment Company I, LLC.

On October 31, 2007, the Company subscribed for $250,000 worth of shares of, and contributed $150 million of paid-in capital to, a newly formed wholly-owned subsidiary, Sun Life Vermont.  Effective November 8, 2007, Sun Life Vermont entered into a reinsurance agreement with Sun Life Assurance Company of Canada (“SLOC”), an affiliate of the Company, under which the Sun Life Vermont has assumed the risks of certain individual universal life insurance (“UL”) policies issued, and to be issued, by SLOC.  This agreement is described more fully in Note 8.  A long-term financing arrangement has been established with a financial institution (the "Lender") that will enable Sun Life Vermont to fund a portion of its obligations under the reinsurance agreement with SLOC.  Under this arrangement, Sun Life Vermont issued a $1 billion variable principal, floating rate surplus note (the “Surplus Note”) to a special-purpose entity, Structured Asset Repackage Company, 2007-SUNAXXX LLC (“SUNAXXX”) affiliated with the Lender.  Pursuant to an agreement between the Lender and SLC – U.S. Ops Holdings, SLC – U.S. Ops Holdings bears the ultimate obligation to repay the Lender and, as such, has consolidated SUNAXXX in accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51 (Revised December 2003)" (“FIN 46(R)”).

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (continued)

Effective September 27, 2007, the Company dissolved Sun life of Canada (U.S.) Holdings General Partner, LLC (the “General Partner”).  The General Partner was the sole general partner in Sun Life of Canada (U.S.) Limited Partnership (the “Partnership”) and, as a result, the Partnership had been consolidated with the results of the Company.  The Partnership was organized to purchase subordinated debentures issued by the Parent and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I (the “Capital Trust”).  Effective May 6, 2007, the Parent redeemed $600 million of 8.526% subordinated debentures issued to the Partnership and paid the Partnership an early redemption premium of $25.6 million.  Also effective May 6, 2007, the Partnership redeemed $600 million of the 8.526% partnership capital securities issued to the Capital Trust and paid a premium of $25.6 million to the Capital Trust.  The redemption had no impact on the Company’s net income.  The Partnership was cancelled effective September 27, 2007.

Effective May 31, 2007, Sun Life Financial completed its acquisition of Genworth Financial, Inc.'s (“Genworth’s”) Employee Benefits Group business ("EBG").  Also effective May 31, 2007, SLNY entered into a series of agreements with Sun Life and Health Insurance Company (U.S.) (“SLHIC”), one of the acquired companies (formerly named Genworth Life and Health Insurance Company), through which the New York issued business of SLHIC was transferred to SLNY.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which SLNY has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which SLNY has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York (collectively, “the SLHIC to SLNY asset transfer”).  These agreements, in accordance with Statement of Financial Accounting Standards (“SFAS”) No. 141, “Business Combinations,” were treated as a transfer of net assets between entities under common control. SLNY paid $40 million of total consideration to SLHIC.  SLHIC transferred assets at carrying value of approximately $72 million, including $38.9 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million to SLNY.  The Group Protection Segment of the Company reflects a significant increase in business as a result of these agreements. These agreements have allowed the Company to expand its product offerings to include group dental insurance.

On September 6, 2006, the Company entered into an agreement with Credit and Repackaged Securities Limited Series 2006-10 Trust (the "CARS Trust"), whereby the Company is the sole beneficiary of the CARS Trust.  As of December 31, 2007, total assets and liabilities of the CARS Trust were $57.7 million and $7.9 million, respectively. As the sole beneficiary of the CARS Trust, the Company is required to consolidate this trust under the requirements of FIN 46(R).  Accordingly, the assets and liabilities of the CARS Trust are included in the Company’s consolidated financial statements.  As of December 31, 2007, the Company recorded in its consolidated balance sheets $53.8 million of trading fixed maturities, $2.9 million of deferred tax, $1.0 million of accrued investment income and $7.9 million of liabilities relating to a total return swap.  As of December 31, 2006, the Company recorded in its consolidated balance sheets $55.3 million of trading fixed maturities, $1.2 million of accrued investment income and $1.7 million of liabilities.

On April 19, 2005, the Company sold its interest in a consolidated variable interest entity (“VIE”) and recognized a gain of $6.1 million.  The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company’s net income for the year ended December 31, 2005 included a net loss of $0.8 million related to this VIE.

The Company had a greater than or equal to 20%, but less than 50%, interest in fourteen VIEs at December 31, 2007.  The Company is a creditor in seven trusts, three limited liability companies, two limited partnership and two special-purpose entities that were used to finance commercial mortgages, and franchise receivables and equipment used in utility generation.  The Company’s maximum exposure to loss related to all of these VIEs is the investments’ carrying value, which was $88.4 million and $30.1 million at December 31, 2007 and 2006, respectively.  The investments in these VIEs mature between March 2007 and September 2029.  As the Company will not absorb a majority of the VIEs’ expected losses or receive a majority of the expected returns, the Company is not required to consolidate these VIEs, in accordance with FIN 46.  See Note 4 for additional information with respect to leveraged leases which is not included above.

All intercompany transactions have been eliminated in consolidation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The most significant estimates are those used in determining the fair value of financial instruments, goodwill, DAC, VOBA, the liabilities for future contract and policyholder benefits and other-than-temporary impairments of investments.  Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, derivative financial instruments, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations.  All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities."  At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.  In order for a security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the security to maturity.  Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts.  Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading.  Trading securities are carried at aggregate fair value with changes in market value reported as a component of net investment income.  Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale.  Included with available-for-sale fixed maturities are mortgage backed securities in the To Be Announced ("TBA") form.  The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in payable for investments purchased until the settlement date of the transaction.  Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

The Company determines the fair value of its publicly traded fixed maturities using four primary pricing methods: third-party pricing services, independent dealer quotes, pricing matrices, and pricing models.  Prices are first sought from third party pricing services; the remaining unpriced securities are priced using one of the remaining three methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing matrices and models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (continued)

Structured securities, such as collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”), are priced using a matrix, fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other CMOs and ABS are priced using matrices, models or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, mortgage-backed securities (“MBS”), CMBS, and CMOs.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately placed fixed maturities, fair values are estimated using matrices, which take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately placed fixed maturities are also priced using market prices or dealer quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The Company’s ability to liquidate positions in privately placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value.  The process is both quantitative and qualitative and includes back testing of recent trades, review of key assumptions such as spreads, duration, credit rating, and on-going review of third-party pricing services methodologies.  In the event that a more appropriate fair value is justified, the price received from a third-party pricing services is adjusted accordingly.  The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including estimates and assumptions, a market participant would utilize.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company anticipates that it will be unable to recover all amounts due under the contractual obligations of the security.  Additionally, in the event that securities that are expected to be sold before the fair value of the security recovers to amortized cost, an other-than-temporary impairment charge is also taken.

Some structured securities, typically those rated single A or below, are subject to Emerging Issues Task Force Issue No.  99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”).  EITF 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that the present value of the estimated cash flows is less than amortized cost, an other-than-temporary impairment charge is recorded.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (continued)

Impairments are classified as either credit-related or interest-related.  The Company categorizes impairments as credit-related if it anticipates the issuers will be unable to pay all principal and interest amounts due, according to the contractual terms of the security or if the decline in fair value of the security is driven by issuer-specific credit events.  The Company characterizes impairments as interest-related if the depression in fair value of the security was due to changes in interest or general credit spread widening and for which the Company has determined it no longer has the intent or ability to hold a security until recovery to amortized cost.  Once an other than temporary impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional impairment.  The net realized loss is recorded in the income statement as the difference between the fair value and the amortized cost of the security.

The Company incurred realized losses totaling $68.1 million, $6.3 million and 29.7, for the years ended December 31, 2007, 2006 and 2005, respectively, for other-than-temporary impairments.  Of the $68.1 million in realized losses for other-than-temporary impairments for the year ended December 31, 2007, $16.1 million was due to a change in the Company’s intent to hold the securities to recovery of fair value, up to amortized cost.  The remaining $52 million of realized losses were credit-related.

The Company discontinues the accrual of income on its holdings for issuers that are in default.  Investment income would not have materially increased for the year ended December 31, 2007 and 2006 if these holdings were performing.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses.  Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  Measurement of impairment is based on the lower of the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price.  A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount.  Loans are also charged against the allowance when determined to be uncollectible.  The allowance is based on a continuing review of the loan portfolio, past loss experience, and current economic conditions, which may affect the borrower's ability to pay.  While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or are held for sale.  Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value.  Depreciation of buildings and improvements is calculated using the straight line method over the estimated useful life of the property, generally 40 to 50 years.  Real estate investments held for sale are primarily acquired through foreclosure of mortgage loans.  The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure.  Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance.  Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for by the equity method of accounting.

The Company uses derivative financial instruments including swaps, options, and futures as a means of hedging exposure to interest rate, currency and equity price risk.  Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method.  When an impairment of a specific available-for-sale investment is determined to be other-than-temporary, a realized investment loss is recorded.  Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest accrued is reversed against current period interest income.  Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business.  Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts (“GICs”), and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses.  DAC amortization is reviewed regularly and adjusted, as appropriate, retrospectively when the Company records actual profits and revises its estimate of future gross profits to be realized from this group of products, including realized gains and losses from investments.

Although recovery of DAC is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of DAC considered recoverable, however, could be reduced in the near term if the future estimates of gross profits are reduced.

DAC is also adjusted for amounts relating to unrealized investment gains and losses.  This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive (loss) income. DAC was increased by $189.8 million and $6.9 million at December 31, 2007 and 2006, respectively, to reflect unrealized losses.

VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

Value of business acquired (“VOBA”) represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition.  This amount is amortized in proportion to the projected emergence of profits or premium income over the estimated life of the purchased block of business.

VOBA is also adjusted for amounts relating to unrealized investment gains and losses.  This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive (loss) income.  The Company’s VOBA was not adjusted for amounts relating to unrealized investment gains and losses for the year ended December 31, 2007.  VOBA was increased by $0.5 million at December 31, 2006 to account for unrealized investment losses.

The value of customer renewals acquired represents the actuarially determined present value of projected future profits arising from the existing in-force business at the date of acquisition to the next policy renewal date.  This amount is amortized in proportion to the projected premium income over the period from the first renewal date to the end of the projected life of the policies and, as such, is not adjusted for amounts relating to unrealized investment gains and losses.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the Company’s acquisitions of Keyport on November 1, 2001 and the allocation of goodwill to SLNY, based on a reinsurance agreement with SLHIC, effective May 31, 2007.  Goodwill obtained in connection with the purchase of Keyport is allocated to the Wealth Management Segment.  Goodwill obtained through the reinsurance agreement with SLHIC is allocated to the Group Segment in the Company’s subsidiary, SLNY.  In accordance with SFAS No. 142, “Goodwill and Other Intangible Assets,” goodwill is tested for impairment on an annual basis.  The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2007 and concluded that these assets were not impaired.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization.  Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.

Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.  Intangible assets are also included in other assets.

Intangible assets, which are recorded in other assets, consist of state insurance licenses that are not subject to amortization, product rights that have a weighted-average useful life of 7 years, and the value of distribution, which was transferred to SLNY from SLHIC.  The value of distribution represents the present value of projected future profits arising from sales of new business by brokers with whom SLHIC had an existing distribution relationship contract.  This amount is amortized on a straight-line basis over 25 years, representing the period over which the Company expects to earn premiums from new sales stemming from the added distribution capacity.

POLICY LIABILITIES AND ACCRUALS

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events as well as liabilities for unpaid claims due as of the statement date.  Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits.  Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions that were set at the time that loss recognition testing resulted in additional reserves.  The Company periodically reviews its policies for loss recognition based upon management’s best estimates.  From time to time the Company may recognize a loss on certain lines of business.  For the year ended December 31, 2007 additional reserves of $31.4 million were recorded as a reduction to income and additional reserves of $7.5 million were recorded as a component of other comprehensive loss.  Reserves for guaranteed minimum death benefits and guaranteed minimum income benefits are calculated according to the methodology of AICPA Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS (continued)

Policy reserves for universal life contracts are held for benefit coverages that are not fully provided for in the policy account value.  These include rider coverages, conversions from group policies, and benefits provided under market conduct settlements.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate.  In particular, for the Company’s group known claim reserves, the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination period.  These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are made.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies ("SPWL"), GICs and funding agreements.  The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders.  The liabilities are not reduced by surrender charges.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered earned revenue when due. Premiums related to group life, group stop loss, group dental and group disability insurance are recognized as earned revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy.  For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the years ended December 31, 2007, 2006 and 2005, the Company participated in a consolidated federal income tax return with SLC – U.S. Ops Holdings and other affiliates.  For the years ended December 31, 2006 and 2005, the Company’s subsidiaries INDY and SLNY filed stand-alone federal income tax returns.  INDY, SLNY and Sun Life Vermont, a new subsidiary, will be included as part of the consolidated federal income tax return for the year ended December 31, 2007.

Deferred income taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, “Accounting for Income Taxes.”  These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing variable benefits.  Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.  Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company.  Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.  The activity of the separate accounts is not reflected in the consolidated financial statements except for:  (1) the fees the Company receives, which are assessed periodically and recognized as revenue when assessed; and (2) the activity related to the guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is reflected in the Company’s consolidated financial statements and accompanying notes.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

In June 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109" ("FIN 48"), which became effective for fiscal years beginning after December 15, 2006.  FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.  The Company adopted FIN 48 on January 1, 2007, and recognized a decrease of $5.2 million in the liability for unrecognized tax benefits (“UTBs”) and related net interest, and an offsetting increase in its January 1, 2007 balance of retained earnings.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets," an amendment to SFAS No. 140.  SFAS No. 156 requires all separately recognized servicing assets and liabilities to be initially measured at fair value and permits entities to choose to either subsequently measure servicing rights at fair value and report changes in fair value in earnings, or amortize servicing rights in proportion to, and over the estimated net servicing income or loss, and assess the rights for impairment or the need for an increased obligation.  The option to subsequently measure servicing rights at fair value allows entities which utilize derivative instruments to hedge their servicing rights to account for such hedging relationships at fair value and avoid the complications of hedge accounting under SFAS No. 133.  SFAS No. 156 was effective for fiscal years beginning after September 15, 2006.  The adoption of this statement did not have a material impact on the Company’s financial position or results of operations.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140.”  This statement amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," and resolved issues addressed in SFAS No. 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets."  The Company began applying SFAS No. 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007.  The Company elected the fair value option for $16.6 million of available-for-sale securities during the year ended December 31, 2007.  The election did not have a material impact on the Company’s results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

In September 2005, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1").  SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  The adoption of SOP 05-1 on January 1, 2007 did not have a material impact on the Company’s consolidated financial condition and results of operations.

Accounting Standards Not Yet Adopted

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities,” which permits entities to choose to measure many financial instruments and certain other items at fair value (“FV option”).  The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reporting earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions.  SFAS No. 159 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years.

As of January 1, 2008, the Company has adopted the FV option for all available-for-sale fixed maturity securities attributable to certain life, health and annuity products.  At December 31, 2007 such available-for-sale securities had a market value of $10.7 billion and an amortized cost of $11.1 billion.  The adoption of the FV option does not relieve the Company from its obligation to monitor those available-for-sale securities that are in an unrealized loss position at December 31, 2007, which the Company will do through its current portfolio monitoring process.

The FV option adoption will result in a cumulative-effect adjustment to the opening balance of retained earnings, accumulated other comprehensive income, DAC, VOBA, deferred tax asset and certain other liabilities.  The Company is currently assessing the impact of the effects of this adoption.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements,” which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants.  The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (i.e., Level 1, 2 and 3).  Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability.  SFAS No. 157 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.  Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007, and are to be applied prospectively, except for changes in fair value measurements that result from the initial application of SFAS No. 157, which are to be recorded as an adjustment to opening retained earnings in the year of adoption.  Effective January 1, 2008, the Company adopted SFAS No. 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS No. 157 changes the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company’s own credit standing in their valuation and changes to assumptions regarding policyholder lapses.  The Company is currently assessing the impact of SFAS No. 157 on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), “Business Combinations” (“SFAS No. 141(R)”). This statement replaces SFAS No. 141 and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS No. 141(R) include the following:

•
Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquired entity shall be measured at their acquisition-date fair values rather than SFAS No. 141’s requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

•	Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

•
Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquired entity, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

•
Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS No. 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, “Accounting for Contingencies” are met; and

•	Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted

SFAS No. 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS No. 141(R) effective date shall not be adjusted upon adoption of SFAS No. 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS No. 141(R) on January 1, 2009, and has not yet determined the effect of SFAS No. 141(R) on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements.”  This statement amends Accounting Research Bulletin No. 51, “Consolidated Financial Statements” (“ARB 51”). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS No. 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS No. 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS No. 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS No. 160 on January 1, 2009 and has not yet determined the effect of SFAS No. 160 on its consolidated financial statements.

In June 2007, the AICPA issued Statement of Position 07-1, “Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies” (“SOP 07-1”).  SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (“the Guide”).  This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity.  In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor.  SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date and (2) prohibit adoption by an entity that has not early adopted SOP 07-1.  The Company did not early adopt SOP 07-1.  SOP 07-1 as currently issued is not expected to have an impact on the Company’s consolidated financial condition or results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

Effective September 27, 2007, the Company dissolved the General Partner.  The General Partner was the sole general partner in the Partnership and, as a result, the Partnership had been consolidated with the results of the Company.  The Partnership was organized to purchase subordinated debentures issued by the Parent and to issue partnership capital securities to an affiliated business trust, the Capital Trust.  Effective May 6, 2007, the Parent redeemed $600 million of 8.526% subordinated debentures issued to the Partnership and paid the Partnership an early redemption premium of $25.6 million.  Also effective May 6, 2007, the Partnership redeemed $600 million of the 8.526% partnership capital securities issued to the Capital Trust and paid a premium of $25.6 million to the Capital Trust.  The redemption had no impact on the Company’s net income.  The Partnership was cancelled effective September 27, 2007.

On September 6, 2006 the Company entered into an agreement with the CARS Trust, whereby the Company is the sole beneficiary of the trust.  As of December 31, 2007 and 2006, total assets of the CARS Trust were $57.7 million and $56.6 million, respectively.  As the sole beneficiary of the CARS Trust, the Company is required to consolidate this trust under the requirements of FIN 46.  Accordingly, the assets and liabilities of the CARS Trust are included in the Company’s consolidated financial statements.  As of December 31, 2007, the Company recorded in its consolidated balance sheets $53.8 million of trading fixed maturities, $2.9 million of deferred tax, $1.0 million of accrued investment income and $7.9 million of liabilities relating to a total return swap.  As of December 31, 2006, the Company recorded in its consolidated balance sheets $55.3 million of trading fixed maturities, $1.2 million of accrued investment income and $1.7 million of liabilities.

On April 19, 2005, the Company sold its interest in a consolidated VIE and recognized a gain of $6.1 million.  The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company’s net income for the year ended December 31, 2005 includes a net loss of $0.8 million related to this VIE.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

Below is a summary of affiliated transactions for those affiliates that are not consolidated with the Company.

The Company and its subsidiaries have administrative services agreements with SLOC which provides that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $14.2 million, $9.4 million and $11.3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In accordance with an administrative service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $301.0 million, $212.4 million and $170.4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company has an administrative service agreement with Sun Life Information Services Canada, Inc. ("SLISC"), under which SLISC provides administrative and support services to the Company in connection with the Company’s insurance and annuity business.  Expenses under this agreement amounted to approximately $16.9 million, $10.7 million and $5.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company has a service agreement with Sun Life Information Services Ireland Limited ("SLISIL"), under which SLISIL provides various insurance related and information systems services to the Company.  Expenses under this agreement amounted to approximately $26.0 million, $19.6 million and $13.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company has an administrative services agreement with SLC - U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company (“MFS”), serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable annuity contracts issued by the Company.  Amounts received under this agreement amounted to approximately $22.3 million, $22.6 million and $23.4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company has an administrative service agreement with SLHIC, whereby the Company provides personnel and certain services to SLHIC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were $0.1 million for the year ended December 31, 2007.

The Company has an administrative service agreement with California Benefits Dental Plan (“CalBen”) whereby the Company provides personnel and certain services to CalBen, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were $1.1 million for the year ended December 31, 2007.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative service agreement with Professional Insurance Company (“PIC”), whereby the Company provides personnel and certain services to PIC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were $0.8 million for the year ended December 31, 2007.

The Company leases office space to SLOC under lease agreements with terms expiring in December 31, 2009 and options to extend the terms for each of twelve successive five-year terms at fair market rental value, not to exceed 125% of the fixed rent for the term, which is then ending.  Rent received by the Company under the leases amounted to approximately $10.6 million for each of the years ended December 31, 2007, 2006 and 2005, respectively.  Rental income is reported as a component of net investment income.

As more fully described in Note 8, the Company is party to several reinsurance transactions with SLOC and other affiliates.

Effective May 31, 2007, Sun Life Financial completed its acquisition of EBG.  Also effective May 31, 2007, SLNY entered into a series of agreements with SLHIC, one of the acquired companies, through which the New York-issued business of SLHIC was transferred to SLNY.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which SLNY has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which SLNY has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York.  These agreements, in accordance with SFAS No. 141 were treated as a transfer of net assets between entities under common control. SLNY paid $40 million of total consideration to SLHIC.  SLHIC transferred assets at carrying value of approximately $72 million, including $38.9 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million to SLNY.  The Group Protection Segment of the Company reflects a significant increase in business as a result of these agreements. These agreements have allowed the Company to expand its product offerings to include group dental insurance.

As part of the SLHIC to SLNY asset transfer, SLNY received certain intangible assets totaling $31.3 million.  These include the value of distribution, the value of business, and the value of customer renewals acquired.  The value of distribution acquired of $7.5 million is subject to amortization on a straight line basis over its projected economic life of 25 years.  The value of business acquired of $7.6 million is subject to amortization based up on expected premium income over the period from acquisition to the first customer renewal, generally not more than two years.  The value of customer renewals acquired of $16.2 million is subject to amortization based upon expected premium income over the projected life of the inforce business acquired, which is 20 years.  For the year ended December 31, 2007, the Company recorded $0.1 million, $5.9 million, and $1.9 million for amortization of the value of distribution, the value of business, and the value of customer renewals acquired, respectively.

In 2007, the Company recorded a tax benefit of $3.0 million through paid-in-capital for SLF stock options issued to employees of the Company.  In 2006, the Company recorded a tax benefit of $4.5 million through paid-in-capital for SLF stock options issued to employees of the Company.  In 2005, the Company recorded a tax benefit of $7.0 million through paid-in-capital for stock options issued to employees of the Company during 2001 through 2005.  The $7.0 million tax benefit is comprised of a $2.5 million tax benefit on expenses accrued at its indirect parent, SLF, and a $4.5 million adjustment to record the excess tax benefit over the recorded book expense for stock options exercised.

In 2006, the Company declared and paid $300.0 million in a cash dividend to the Parent.  In 2005, the Company declared and paid a $200.0 million dividend to the Parent, consisting of $150.6 million in cash and $49.4 million in notes.  The Company did not declare or pay a dividend to the Parent in 2007.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

In 2004, the employees of the Company became participants in a restricted share unit (“RSU”) plan with its indirect parent, SLF.  Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant.  RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock.  The redemption value, upon vesting, is the fair market value of an equal number of common shares of SLF stock.  The Company incurred expenses of $4.4 million, $7.3 million and $7.0 million relating to RSUs for the years ended December 31, 2007, 2006 and 2005, respectively.

In 2002, the Company issued two promissory notes with a combined total of $460 million to Sun Life (Hungary) Group Financing Limited Company ("Sun Life (Hungary) LLC").  The proceeds of the notes were used to purchase fixed rate government and corporate bonds.  On May 24, 2007, the Company redeemed one of the notes with a principal balance of $380 million and paid $388.7 million to Sun Life (Hungary) LLC, including $8.7 million in accrued interest.  At December 31, 2007 and 2006, the Company had $80.0 million and $460.0 million, respectively, in promissory notes issued to Sun Life (Hungary) LLC.  The Company pays interest semi-annually to Sun Life (Hungary) LLC.  Related to these promissory notes, the Company incurred interest expense of $13.3 million, $26.5 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

At December 31, 2007 and 2006, the Company had $565.0 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc.  The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2007, 2006 and 2005.

Effective September 27, 2007, the Company dissolved the General Partner.  The General Partner was the sole general partner in the Partnership and, as a result, the Partnership had been consolidated with the results of the Company.  The Partnership was organized to purchase subordinated debentures issued by the Parent and to issue partnership capital securities to an affiliated business trust, the Capital Trust.  The Partnership was cancelled effective September 27, 2007.

Effective May 6, 2007, the Parent redeemed $600 million of 8.526% subordinated debentures issued to the Partnership and paid the Partnership an early redemption premium of $25.6 million.  Also effective May 6, 2007, the Partnership redeemed $600 million of the 8.526% partnership capital securities issued to the Capital Trust and paid a premium of $25.6 million to the Capital Trust.  The redemption had no impact on the Company’s net income.  Related to these partnership capital securities, the Company incurred interest expense of $17.8 million, $51.2 million and $51.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.  The Company also earned, through the Partnership, $17.8 million, $51.2 million and $51.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company purchased a total of $140.0 million in promissory notes from Massachusetts Financial Services Company in 2004 and 2003.  Interest earned for the year ended December 31, 2005 was $4.2 million.  As of December 31, 2005, the Company sold and transferred these notes to other affiliates.  On December 31, 2005, the Company sold notes with a par value of $90.0 million to Sun Life (Hungary) LLC and recognized a loss of $3.3 million.  On September 23, 2005, the Company transferred notes with a par value of $50.0 million to the Parent as a dividend.  The Company recognized a loss of $0.6 million on the transfer of the notes to the Parent.

During the years ended December 31, 2007, 2006 and 2005, the Company paid $31.3 million, $24.3 million and $23.2 million, respectively, in commission fees to Sun Life Financial Distributors, Inc. (“SLFD”).  The Company also has an agreement with SLFD and the Parent whereby the Parent provides expense reimbursements to the Company for administrative services provided by the Company to SLFD.  Related to this agreement, the Company received reimbursement of $0.6 million and $3.2 million for the years ended December 31, 2007 and 2006, respectively.  This agreement was terminated on March 2, 2007.  In addition, the Company received fee income for administrative services provided to SLFD of $7.1 million for the year ended December 31, 2005.

Effective November 7, 2007, Independent Financial Marketing Group, Inc. (“IFMG”) was sold by the Parent and is no longer an affiliate of the Company.  IFMG will continue to distribute the Company’s products.  For that period of time in 2007 during which it was still affiliated, the Company paid $22.6 million in commission fees to IFMG.  During the years ended December 31, 2006 and 2005, the Company paid $20.1 million and $25.1 million, respectively, in commission fees to IFMG.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative services agreement with Sun Capital Advisers (“SCA”), a registered investment adviser, under which the Company provides administrative services with respect to certain open-end management investment companies for which SCA serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable contracts issued by the Company.  Amounts received under this agreement amounted to approximately $1.9 million, $1.5 million and $2.4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company paid $15.9 million, $14.9 million and $16.4 million for the years ended December 31, 2007, 2006 and 2005, respectively, in investment management services fees to SCA.

Effective December 31, 2007, SLNY entered into a reinsurance agreement with SLOC under which SLOC will fund AXXX reserves, attributable to certain UL policies sold by SLNY.  Under this agreement SLNY ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis certain inforce policies at December 31, 2007.  Future new business also will be reinsured under this agreement.  Under the agreement, SLNY ceded $63.1 million of policyholder balances, received a ceding commission of $54.2 million, recorded a funds withheld payable to SLOC of $71.6 million, and recorded a deferred gain of $45.7 million.

On October 31, 2007, the Company subscribed to $250,000 worth of shares of, and contributed $150 million of paid-in capital to, a newly formed wholly-owned subsidiary, Sun Life Vermont.  Sun Life Vermont is a Vermont-domiciled captive special purpose financial insurance company which, effective November 8, 2007, has entered into a reinsurance agreement with SLOC, the Company’s affiliate, under which the Sun Life Vermont assumed, and will assume, the risks of certain UL policies issued, and to be issued, by SLOC.  This agreement is described more fully in Note 8.  A long-term financing arrangement has been established with the Lender that will enable Sun Life Vermont to fund a portion of its obligations under the reinsurance agreement with SLOC.  Under this arrangement, on November 8, 2007, Sun Life Vermont issued a Surplus Note to a special-purpose entity, SUNAXXX, affiliated with the Lender.  Pursuant to an agreement between the Lender and SLC – U.S. Ops Holdings, SLC – U.S. Ops Holdings bears the ultimate obligation to repay the Lender and, as such, will consolidate SUNAXXX in accordance with FIN 46.  Sun Life Vermont has agreed to reimburse SLC – U.S. Ops Holdings for certain costs incurred in connection with the issuance of the Surplus Note.  For the year ended December 31, 2007, the amount of interest expense incurred by Sun Life Vermont was $8.6 million.

On September 12, 2006, the Company entered into a Terms Agreement (the "2006-B Terms Agreement") with its affiliates Sun Life Financial Global Funding III, L.P. (the "Issuer III"), Sun Life Financial Global Funding III, U.L.C. (the "ULC III") and Sun Life Financial Global Funding III, L.L.C. (the "LLC III"), and with Citigroup Global Markets, Inc., Deutsche Bank Securities Inc., Morgan Stanley & Co. Incorporated, Banc of America Securities LLC, Credit Suisse Securities (USA) LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, RBC Capital Markets Corporation and Wachovia Capital Markets (each, an "Initial Purchaser" and collectively, the "2006-B Initial Purchasers"), in connection with the offer and sale by the Issuer III of $750 million of Series 2006-1 Floating Rate Notes due 2013 ("2006-B Notes").  On September 21, 2006, the Company entered into another Terms Agreement (together with the original 2006-B Terms Agreement, the "2006-B Terms Agreements") with the same parties as the original 2006-B Terms Agreement in connection with the offer and sale by the Issuer III of a second tranche of $150 million of 2006-B Notes.  The payment obligations of the Issuer III for the full $900 million of 2006-B Notes are unconditionally guaranteed by the LLC III pursuant to a guarantee (the "2006-B Secured Guarantee") dated as of September 19, 2006, and the obligations of the LLC III under the 2006-B Secured Guarantee are secured by two floating rate funding agreements issued by the Company to the LLC III, one for $750 million issued on September 19, 2006 and another for $150 million issued on September 29, 2006.  Total interest credited for the funding agreements was $51.6 million and $14.9 million for the years ended December 31, 2007 and 2006, respectively.

The 2006-B Terms Agreements incorporate by reference the provisions of a Purchase Agreement dated as of September 5, 2006 by and among the Issuer III, the ULC III, the LLC III, the Company and all of the 2006-B Initial Purchasers.  Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2006 Initial Purchaser against certain securities law liabilities related to the offering of the 2006-B Notes.  In addition, the Company issued a $100 million floating rate demand note payable to the LLC III on September 19, 2006.  The Company expensed $5.8 million and $1.7 million for interest on this demand note for the years ended December 31, 2007 and 2006, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has entered into an interest rate swap agreement with the LLC III with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.  The net interest payable under this swap agreement was $0.2 million at December 31, 2007.

On May 17, 2006, the Company entered into a Terms Agreement (the "2006-A Terms Agreement") with its affiliates Sun Life Financial Global Funding II, L.P. (the "Issuer II"), Sun Life Financial Global Funding II, U.L.C. (the "ULC II") and Sun Life Financial Global Funding II, L.L.C. (the "LLC II"), and with Citigroup Global Markets, Inc. ("Citigroup"), Morgan Stanley & Co. Incorporated ("Morgan Stanley"), Banc of America Securities LLC, Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., Lehman Brothers Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBC Capital Markets Corporation (collectively, with Citigroup and Morgan Stanley, the "2006-A Initial Purchasers"), in connection with the offer and sale by the Issuer II of $900 million of Series 2006-1 Floating Rate Notes due 2011 (the "2006-A Notes").  The payment obligations of the Issuer II are unconditionally guaranteed by the LLC II pursuant to a guarantee (the "2006-A Secured Guarantee"), and the obligations of the LLC II under the 2006-A Secured Guarantee are secured by a $900 million floating rate funding agreement issued by the Company to the LLC II.  The 2006-A Terms Agreement incorporates by reference the provisions of a Purchase Agreement dated as of May 15, 2006 by and among the Issuer II, the ULC II, the LLC II, the Company and the 2006-A Initial Purchasers.  Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2006 Initial Purchaser against certain securities law liabilities related to the offering of the 2006-A Notes.  Total interest credited for the funding agreement was $50.8 million and $30.7 million for the years ended December 31, 2007 and 2006, respectively.

On May 24, 2006, the Company also issued a $100 million floating rate demand note payable to the LLC II.  The Company expensed $5.7 million and $3.4 million for interest on this demand note for the years ended December 31, 2007 and 2006, respectively.

The Company has entered into an interest rate swap agreement with the LLC II with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreement to fixed rate obligations.

On June 3, 2005, the Company entered into a Terms Agreement (the "2005 Terms Agreement") with its affiliates, Sun Life Financial Global Funding, L.P. (the "Issuer"), Sun Life Financial Global Funding, U.L.C. (the "ULC") and Sun Life Financial Global Funding, L.L.C. (the "LLC"), and with Citigroup, Morgan Stanley, Banc of America Securities LLC, Credit Suisse First Boston LLC, J.P. Morgan Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBC Capital Markets Corporation (collectively, the "2005 Initial Purchasers"), in connection with the offer and sale by the Issuer of $600 million of Series 2005-1 Floating Rate Notes due 2010 (the "First Tranche Notes").

On June 29, 2005, the Company entered into a Second Terms Agreement (the "Second 2005 Terms Agreement") with the Issuer, the ULC and the LLC, and with Citigroup and Morgan Stanley, in connection with the offer and sale by the Issuer of $300 million of Series 2005-1 Floating Rate Notes due 2010 (the "Second Tranche Notes").

The payment obligations of the Issuer under the First Tranche Notes and the Second Tranche Notes are unconditionally guaranteed by the LLC pursuant to a guarantee (the "2005 Secured Guarantee") dated as of June 10, 2005, and the obligations of the LLC under the 2005 Secured Guarantee are secured by two floating rate funding agreements issued by the Company to the LLC, one for $600 million issued on June 10, 2005 and one for $300 million issued on July 5, 2005.  The Company issued a total of $900 million funding agreements to the LLC in connection with the First Tranche Notes and Second Tranche Notes.  The Terms Agreement and the Second Terms Agreement incorporate by reference the provisions of a Purchase Agreement dated as of November 11, 2004 by and among the Issuer, the ULC, the LLC, the Company, and the 2005 Initial Purchasers. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2005 Initial Purchaser against certain securities law liabilities related to the offering of the First Tranche Notes and the Second Tranche Notes.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Total interest credited for the funding agreements associated with the First Tranche Notes and Second Tranche Notes was $51.6 million, $49.5 million and $20.7 million for the years ended December 31, 2007, 2006 and 2005, respectively.

On June 10, 2005, the Company issued a $100 million floating rate demand note payable to the LLC.  The Company expensed $5.8 million, $5.5 million and $2.3 million for interest on the demand note for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company has entered into two interest rate swap agreements with the LLC with an aggregate notional amount of $900 million that effectively convert the floating rate payment obligations under the funding agreements to fixed rate obligations.

The following table lists the details of notes due to affiliates at December 31, 2007 (in 000’s):

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	$ 250,000	$ 21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
Structured Asset Repackage Company, 2007-SUNAXXX LLC	Surplus	LIBOR + 0.89%	11/8/2037	1,000,000	8,642
Sun Life (Hungary) Group Financing Limited Company	Promissory	5.710%	06/30/2012	80,000	4,568
Sun Life Financial Global Funding I, L.L.C.	Demand	LIBOR + 0.35%	07/6/2010	100,000	5,754
Sun Life Financial Global Funding II, L.L.C.	Demand	LIBOR + 0.26%	07/6/2011	100,000	5,663
Sun Life Financial Global Funding III, L.L.C.	Demand	LIBOR + 0.35%	10/6/2013	100,000	5,754
				$ 1,945,000	$ 72,964

The Company has significant transactions with affiliates.  Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS – Fixed Maturities

The amortized cost and fair value of fixed maturities at December 31, 2007, was as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Available-for-sale fixed maturities:	Cost	Gains	Losses	Value
Asset Backed Securities	$ 827,129	$ 11,436	$ (71,706)	$ 766,859
Collateralized Mortgage Obligations	2,594,637	22,204	(185,362)	2,431,479
Mortgage Backed Securities	447,720	2,723	(2,244)	448,199
Foreign Government & Agency Securities	74,287	2,766	-	77,053
States & Political Subdivisions	493	6	-	499
U.S. Treasury & Agency Securities	284,811	11,462	(40)	296,233
Total non-corporate	4,229,077	50,597	(259,352)	4,020,322

Corporate securities:
Basic Industry	195,959	3,146	(3,424)	195,681
Capital Goods	424,393	8,143	(7,698)	424,838
Communications	811,426	18,403	(13,190)	816,639
Consumer Cyclical	845,981	6,415	(45,142)	807,254
Consumer Noncyclical	312,647	6,708	(2,438)	316,917
Energy	314,822	5,705	(3,292)	317,235
Finance	2,944,203	19,895	(152,604)	2,811,494
Industrial Other	272,493	6,225	(7,219)	271,499
Technology	77,817	786	(821)	77,782
Transportation	241,983	8,598	(5,061)	245,520
Utilities	1,177,596	32,001	(11,548)	1,198,049
Total Corporate	7,619,320	116,025	(252,437)	7,482,908

Total available-for-sale fixed maturities	$ 11,848,397	$ 166,622	$ (511,789)	$ 11,503,230

	Amortized	Gross	Gross	Fair
Trading fixed maturities:	Cost	Gains	Losses	Value
Asset Backed Securities	$ 105,719	$ 287	$ (8,255)	$ 97,751
Collateralized Mortgage Obligations	276,753	2,584	(3,519)	275,818
Mortgage Backed Securities	3,304	2	(38)	3,268
Foreign Government & Agency Securities	39,589	1,182	-	40,771
U.S. Treasury & Agency Securities	94,813	713	-	95,526
Total non-corporate	520,178	4,768	(11,812)	513,134

Corporate securities:
Basic Industry	7,417	270	(40)	7,647
Capital Goods	71,894	590	(338)	72,146
Communications	683,714	10,849	(4,105)	690,458
Consumer Cyclical	248,206	1,932	(13,458)	236,680
Consumer Noncyclical	131,746	2,199	(464)	133,481
Energy	23,609	1,745	(17)	25,337
Finance	1,886,983	15,992	(83,662)	1,819,313
Industrial Other	67,322	880	(705)	67,497
Technology	1,989	-	(21)	1,968
Transportation	40,965	1,887	(501)	42,351
Utilities	254,065	4,434	(1,500)	256,999
Total Corporate	3,417,910	40,778	(104,811)	3,353,877

Total trading fixed maturities	$ 3,938,088	$ 45,546	$ (116,623)	$ 3,867,011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

The amortized cost and fair value of fixed maturities at December 31, 2006, was as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Available-for-sale fixed maturities:	Cost	Gains	Losses	Value
Asset Backed Securities	$ 915,669	$ 12,660	$ (9,020)	$ 919,309
Collateralized Mortgage Obligations	2,950,906	24,838	(42,598)	2,933,146
Mortgage Backed Securities	549,137	892	(7,362)	542,667
Foreign Government & Agency Securities	79,319	3,512	(283)	82,548
States & Political Subdivisions	495	32	-	527
U.S. Treasury & Agency Securities	307,580	2,637	(4,027)	306,190
Total non-corporate	4,803,106	44,571	(63,290)	4,784,387

Corporate securities:
Basic Industry	204,355	4,217	(3,182)	205,390
Capital Goods	520,338	11,507	(3,973)	527,872
Communications	1,163,026	20,149	(24,077)	1,159,098
Consumer Cyclical	1,051,633	10,127	(28,599)	1,033,161
Consumer Noncyclical	364,459	7,847	(2,302)	370,004
Energy	350,930	6,226	(3,547)	353,609
Finance	3,201,774	43,217	(33,235)	3,211,756
Industrial Other	228,442	7,446	(629)	235,259
Technology	22,779	357	(852)	22,284
Transportation	307,542	10,418	(5,458)	312,502
Utilities	1,405,066	35,310	(17,725)	1,422,651
Total Corporate	8,820,344	156,821	(123,579)	8,853,586

Total available-for-sale fixed maturities	$ 13,623,450	$ 201,392	$ (186,869)	$ 13,637,973

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc., 8.526%
subordinated debt, due 2027, called in 2007	$ 600,000	$ 30,751	$ -	$ 630,751

	Amortized	Gross	Gross	Fair
Trading fixed maturities:	Cost	Gains	Losses	Value
Asset Backed Securities	$ 109,684	$ 1,460	$ (316)	$ 110,828
Collateralized Mortgage Obligations	239,970	2,390	(3,074)	239,286
Mortgage Backed Securities	3,917	1	(89)	3,829
Foreign Government & Agency Securities	40,274	710	(152)	40,832
U.S. Treasury & Agency Securities	796	10	-	806
Total non-corporate	394,641	4,571	(3,631)	395,581

Corporate securities:
Basic Industry	8,237	596	-	8,833
Capital Goods	71,060	540	-	71,600
Communications	735,753	5,378	(5,077)	736,054
Consumer Cyclical	279,856	2,628	(3,550)	278,934
Consumer Noncyclical	159,221	633	(901)	158,953
Energy	20,620	2,388	-	23,008
Finance	1,742,731	14,625	(7,385)	1,749,971
Industrial Other	55,950	405	(839)	55,516
Transportation	48,887	1,873	(672)	50,088
Utilities	321,776	7,476	(1,737)	327,515
Total Corporate	3,444,091	36,542	(20,161)	3,460,472

Total trading fixed maturities	$ 3,838,732	$ 41,113	$ (23,792)	$ 3,856,053

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed and mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2007
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$ 688,385	$ 688,444
Due after one year through five years	2,051,688	2,047,417
Due after five years through ten years	3,201,896	3,121,793
Due after ten years	2,036,942	1,999,039
Subtotal – Maturities available-for-sale	7,978,911	7,856,693
ABS, CMO and MBS securities	3,869,486	3,646,537
Total Available-for-sale	$ 11,848,397	$ 11,503,230

Maturities of trading fixed securities:
Due in one year or less	$ 61,145	$ 59,773
Due after one year through five years	2,311,208	2,264,299
Due after five years through ten years	991,112	977,102
Due after ten years	188,847	189,000
Subtotal – Maturities of trading	3,552,312	3,490,174
ABS, CMO and MBS securities	385,776	376,837
Total Trading	$ 3,938,088	$ 3,867,011

Gross gains of $52.8 million, $39.2 million and $61.0 million and gross losses of $52.3 million, $92.3 million and $38.9 million were realized on the sale of fixed maturities for the years ended December 31, 2007, 2006 and 2005, respectively.

Fixed maturities with an amortized cost of approximately $12.0 million and $12.0 million at December 31, 2007 and 2006, respectively, were on deposit with federal and state governmental authorities as required by law.

As of December 31, 2007 and 2006, 96.0% and 96.5%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating organizations.  During 2007, 2006 and 2005, the Company incurred realized losses totaling $68.1 million, $6.3 million and $29.7 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities.

The Company has made funding commitments of private placement bonds into the future.  The outstanding funding commitments for these private placement bonds amounted to $4.1 million at December 31, 2006.  There was not any outstanding commitment for these private placement bonds at December 31, 2007.

The Company had outstanding commitments with respect to funding of limited partnerships of approximately $34.9 million and $53.3 million at December 31, 2007 and 2006, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES

At December 31, 2007, the Company held $21.1 billion in invested assets and cash.  Of this balance, $15.4 billion was invested in fixed-maturity securities designated as either available-for-sale ($11.5 billion) or trading ($3.9 billion).  Of the $11.5 billion of available-for-sale fixed maturities, securities with a fair value of $7.0 billion were in an unrealized loss position totaling $511.8 million.  At December 31, 2007, 77% of securities in an unrealized loss position, based on fair value, were securities with fair value to amortized cost percentages of greater than or equal to 90%.  The total unrealized loss position for such securities was $193.8 million.

In the available-for-sale fixed maturity portfolio, securities with a fair value of $511.1 million, representing 2.4% of the total invested asset balance, were comprised of below-investment-grade or not-rated securities.  Of the total of the securities that were below-investment-grade or not-rated at December 31, 2007, securities with a fair value of $286.5 million, representing 1.4% of the total invested asset balance, were in an unrealized loss position that totaled $42.3 million.  At December 31, 2007, 53.8% of these securities in an unrealized loss position, based on fair value, were securities with fair value to amortized cost percentages of greater than or equal to 90%.

The Company’s portfolio monitoring process is designed to identify securities that may be other-than-temporarily impaired.  The Company has a Credit Committee comprised of professionals from the investment and accounting functions that meets at least quarterly to review individual issues or issuers that may be of concern.  The process involves a quarterly screening of all impaired securities, with particular attention paid to identify those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time.  Additionally, the Company screens all sales transactions which generated realized losses in excess of $1.5 million and 10% of amortized cost in order to identify identical securities or issuers which the Company continues to hold.  Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be other-than-temporarily impaired.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial condition and its near term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List”- Management has concluded that the fair value will increase enough to recover the Company’s amortized cost but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  As of December 31, 2007, securities with an amortized cost of $37.3 million and a fair value of $27.2 million were included on the Company’s Monitor List.

“Watch List”- Management has concluded that the fair value will increase enough to recover the Company’s amortized cost but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  As of December 31, 2007, securities with an amortized cost of $65.5 million and a fair value of $56.4 million were included on the Company’s Watch List.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.

“Impaired List”- Management has concluded that the fair value will not increase enough to recover the Company’s amortized cost and an other-than-temporary-impairment charge is recorded to income or the security is sold and a realized loss is recorded as a charge to income.  Impairments are classified as either credit-related or interest-related.  The Company categorizes impairments as credit-related if there are current concerns regarding the issuers’ ability to pay all principal and interest amounts due, according to the contractual terms of the security or if the decline in fair value of the security is driven by issuer-specific credit events.  The Company characterizes impairments as interest-related if the depression in fair value of the security was due to changes in interest or general credit spread widening and for which the Company has determined it no longer has the intent or ability to hold a security until recovery to amortized cost.  For the year ended December 31, 2007, other-than-temporary impairments of $68.1 million were recorded as a charge to income.  Of this balance, $52 million was credit-related and $16.1 million was interest-related.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

At each balance sheet date, management also evaluates securities in an unrealized loss position and determines if the Company has the intent and ability to hold the securities until recovery.  If events or circumstances change, such as unexpected changes in the creditworthiness of the issuer, unanticipated changes in interest rates and/or credit spreads, changes in tax laws or accounting rules, changes in statutory capital requirements, or greater than expected liquidity needs, management will reconsider whether the Company has the intent and ability to hold a security until recovery.  If subsequent to the balance sheet date and due to an unexpected change in circumstances, the Company determines that it no longer intends to hold a security until recovery, a loss is recognized in net income in the period in which the intent to hold to recovery no longer exists.

There are inherent risks and uncertainties in management’s evaluation of securities for other-than-temporary impairment.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for other-than-temporary impairment.

The Company discontinues accruing income on all of its holdings for issuers that are in default.  Accrued income was not materially impacted by the termination of accrual accounting on these holdings for the year ended December 31, 2007.  The termination of accrual accounting on these holdings reduced previously accrued income by $0.6 million and $1.7 million for the years ended December 31, 2006 and 2005, respectively.  As of December 31, 2007 and 2006, the Company did not have any holding for issuers that were in default.  As of December 31, 2005, the fair market value of holdings for issuers in default was $24.4 million.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Unrealized Losses

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that the individual securities had been in an unrealized loss position at December 31, 2007.

	Less Than Twelve Months		Twelve Months Or More		Total

Corporate Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 86,180	$ (1,459)	$ 23,229	$ (1,965)	$ 109,409	$ (3,424)
Capital Goods	179,854	(5,651)	36,728	(2,047)	216,582	(7,698)
Communications	213,084	(5,172)	165,027	(8,018)	378,111	(13,190)
Consumer Cyclical	349,363	(26,136)	185,094	(19,006)	534,457	(45,142)
Consumer Noncyclical	90,795	(1,114)	22,910	(1,324)	113,705	(2,438)
Energy	100,815	(1,682)	44,034	(1,610)	144,849	(3,292)
Finance	1,539,054	(106,524)	515,945	(46,080)	2,054,999	(152,604)
Industrial Other	50,543	(7,059)	12,981	(160)	63,524	(7,219)
Technology	41,379	(100)	13,278	(721)	54,657	(821)
Transportation	102,549	(2,883)	41,601	(2,178)	144,150	(5,061)
Utilities	225,892	(4,894)	235,342	(6,654)	461,234	(11,548)

Total Corporate	2,979,508	(162,674)	1,296,169	(89,763)	4,275,677	(252,437)

Non-Corporate
Asset Backed Securities	232,353	(29,887)	267,080	(41,819)	499,433	(71,706)
Collateralized Mortgage Obligations	1,027,142	(95,499)	934,327	(89,863)	1,961,469	(185,362)
Mortgage Backed Securities	25,960	(64)	190,905	(2,180)	216,865	(2,244)
U.S. Treasury & Agency Securities	6,517	(40)	-	-	6,517	(40)

Total Non-Corporate	1,291,972	(125,490)	1,392,312	(133,862)	2,684,284	(259,352)

Grand Total	$ 4,271,480	$ (288,164)	$ 2,688,481	$ (223,625)	$ 6,959,961	$ (511,789)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Unrealized Losses (continued)

The following table provides the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturities investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that individual securities have been in an unrealized loss position, at December 31, 2006:

	Less Than Twelve Months		Twelve Months Or More		Total

Corporate Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 7,750	$ (109)	$ 43,426	$ (3,073)	$ 51,176	$ (3,182)
Capital Goods	50,624	(399)	108,017	(3,574)	158,641	(3,973)
Communications	228,260	(4,389)	292,442	(19,688)	520,702	(24,077)
Consumer Cyclical	175,557	(3,380)	514,067	(25,219)	689,624	(28,599)
Consumer Noncyclical	138,379	(942)	33,801	(1,360)	172,180	(2,302)
Energy	75,777	(1,357)	43,064	(2,190)	118,841	(3,547)
Finance	482,642	(5,525)	874,370	(27,710)	1,357,012	(33,235)
Industrial Other	14,092	(15)	11,214	(614)	25,306	(629)
Technology	-	-	13,938	(852)	13,938	(852)
Transportation	30,905	(207)	111,423	(5,251)	142,328	(5,458)
Utilities	252,419	(3,303)	429,194	(14,422)	681,613	(17,725)

Total Corporate	1,456,405	(19,626)	2,474,956	(103,953)	3,931,361	(123,579)

Non-Corporate
Asset Backed Securities	139,558	(608)	388,329	(8,412)	527,887	(9,020)
Collateralized Mortgage Obligations	620,790	(4,296)	1,286,663	(38,303)	1,907,453	(42,599)
Mortgage Backed Securities	152,527	(661)	303,444	(6,700)	455,971	(7,361)
Foreign Government & Agency Securities	-	-	13,865	(283)	13,865	(283)
U.S. Treasury & Agency Securities	147,386	(2,026)	86,591	(2,001)	233,977	(4,027)

Total Non-Corporate	1,060,261	(7,591)	2,078,892	(55,699)	3,139,153	(63,290)

Grand Total	$2,516,666	$(27,217)	$ 4,553,848	$(159,652)	$7,070,514	$ (186,869)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Unrealized Losses (continued)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2007 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities
Basic Industry	23	7	30
Capital Goods	41	15	56
Communications	63	55	118
Consumer Cyclical	93	54	147
Consumer Noncyclical	28	9	37
Energy	24	21	45
Finance	426	178	604
Industrial Other	14	3	17
Technology	7	2	9
Transportation	44	21	65
Utilities	69	66	135

Total Corporate	832	431	1,263

Non-Corporate
Asset Backed Securities	79	115	194
Collateralized Mortgage Obligations	383	351	734
Mortgage Backed Securities	14	202	216
U.S. Treasury & Agency Securities	2	-	2

Total Non-Corporate	478	668	1,146

Grand Total	1,310	1,099	2,409

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Unrealized Losses (continued)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2006 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities
Basic Industry	2	12	14
Capital Goods	9	15	24
Communications	22	64	86
Consumer Cyclical	28	57	85
Consumer Noncyclical	14	10	24
Energy	13	15	28
Finance	80	137	217
Industrial Other	3	2	5
Technology	-	3	3
Transportation	8	47	55
Utilities	39	55	94

Total Corporate	218	417	635

Non-Corporate
Asset Backed Securities	29	125	154
Collateralized Mortgage Obligations	139	328	467
Mortgage Backed Securities	200	288	488
Foreign Government & Agency Securities	-	3	3
U.S. Treasury & Agency Securities	10	25	35

Total Non-Corporate	378	769	1,147

Grand Total	596	1,186	1,782

The Company’s available-for-sale fixed maturity gross unrealized loss position as of December 31, 2007 was $324.9 million greater than at December 31, 2006.  The increase in unrealized losses was primarily due to general credit spread widening, partially offset by a decrease in interest rates.  Credit spreads widened primarily due to the deterioration of the sub-prime mortgage market and other liquidity disruptions, impacting the overall credit market.

Deterioration in the U.S. housing market, combined with tightened lending conditions and the market’s flight to quality securities, as well as the increased likelihood of a U.S. recession, also caused credit spreads to widen considerably.  The sectors and industries most significantly impacted include mortgage originators, home builders, financial lenders, residential and commercial mortgage backed investments, and other structured products, including consumer loan backed investments.

The sectors in the Company’s portfolio that recognized the largest unrealized losses were financial services, asset-backed and mortgage-backed securities.  As of December 31, 2007, there were 604 securities accounting for unrealized losses of $152.6 million in the Finance sector.   Of these unrealized losses, 83.4% were related to investment grade issues (rated AAA through BBB-).  As of December 31, 2007, there were 1,144 collateralized mortgage obligations, asset-backed and mortgage-backed securities accounting for unrealized losses of $259.4 million. Of the losses, 99.7% were related to investment grade issues (rated AAA through BBB-).  All securities held at December 31, 2007 were subject to the Company’s portfolio monitoring process.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Unrealized Losses (continued)

The Company has exposure to sub-prime and Alt-a residential mortgage-backed securities.  Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles.  Alt-A mortgage lending is the origination of residential mortgage loans to customers who have credit ratings above sub-prime, but do not conform to government sponsored standards.  The combination of these two categories of securities is considered below prime.  The Company is not an originator of residential mortgages.  The slowing U.S. housing market and relaxed underwriting standards of some originators of below-prime loans has recently led to higher delinquency and loss rates especially within the 2006 and 2007 vintage years.  Ninety-seven percent of the Company’s below-prime mortgage-backed securities, based upon fair value, were related to mortgages either issued before 2006 or having an AAA rating.  At December 31, 2007, the Company had exposure to residential sub-prime and Alt-a mortgages of $332.8 million and $176.2 million, respectively, representing approximately 2.4% of the Company's total invested assets.

Because securities issued by the same issuer with different CUSIP numbers typically have different investment characteristics, such as secured or unsecured, shorter or longer maturities, or different interest rates, management’s analyses of unrealized and realized losses are performed at the CUSIP number level.  The Company also considers the credit condition of issuers at the entity level and considers various issues affecting an issuer collectively as facts and circumstances warrant.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Realized Losses

The sales of securities in the year ended December 31, 2007, which were in an unrealized loss position at the time of sale were primarily due to actual liquidity needs that were different from anticipated liquidity needs.  Management responded by selling certain securities that were in an unrealized gain position and by reconsidering the Company’s intent to hold certain securities that were in an unrealized loss position until recovery and selling them at a loss.  The objective of these sales was to keep the portfolio optimally balanced and diversified with respect to asset mix, interest rate risk, yield, duration, and credit quality.

During the year ended December 31, 2007, the Company recorded realized losses totaling $52.3 million on sales of securities with an aggregate fair value of $1.8 billion.  The average percentage of selling price to amortized cost was 97%.  The largest single trading loss during the year ended December 31, 2007, was $1.5 million.  $33.8 million of the realized losses were generated by individual losses of $0.5 million or less.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (continued)

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

	December 31,
	2007	2006

Total mortgage loans	$ 2,318,341	$ 2,273,176

Real estate:
Held for production of income	201,777	186,891
Total real estate	$ 201,777	$ 186,891

Total mortgage loans and real estate	$ 2,520,118	$ 2,460,067

Accumulated depreciation on real estate was $31.8 million and $27.2 million at December 31, 2007 and 2006, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has impaired and impaired-but-performing mortgage loans totaling $3.3 million and $3.9 million at December 31, 2007 and 2006, respectively.

Activity for the investment valuation allowances was as follows:

	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2007
Mortgage loans	$ 3,928	$ -	$ (640)	$ 3,288

2006
Mortgage loans	$ 6,272	$ 400	$ (2,744)	$ 3,928

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

	2007	2006
Property Type:
Office building	$ 820,803	$ 864,486
Residential	369	115,822
Retail	1,067,483	998,291
Industrial/warehouse	306,769	310,346
Apartment	109,919	-
Other	218,063	175,050
Valuation allowances	(3,288)	(3,928)
Total	$ 2,520,118	$ 2,460,067

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (continued

	2007	2006
Geographic region:

Alabama	$ 9,387	$ 7,824
Alaska	6,000	3,041
Arizona	449	56,964
Arkansas	59,024	474
California	132,829	179,502
Colorado	39,276	32,294
Connecticut	13,133	15,016
Delaware	7,188	20,445
Florida	269,254	264,316
Georgia	68,371	86,510
Idaho	3,885	2,635
Illinois	47,521	47,777
Indiana	32,584	23,471
Iowa	325	364
Kansas	7,853	6,089
Kentucky	29,396	32,000
Louisiana	38,470	38,314
Maine	13,425	12,508
Maryland	72,659	58,318
Massachusetts	139,203	141,485
Michigan	20,649	15,522
Minnesota	41,909	40,259
Mississippi	3,959	770
Missouri	64,624	88,348
Montana	30,843	483
Nebraska	13,457	12,615
Nevada	5,987	7,304
New Hampshire	762	961
New Jersey	37,952	44,003
New Mexico	13,787	10,097
New York	345,887	313,204
North Carolina	39,453	44,866
North Dakota	1,920	2,150
Ohio	148,743	145,692
Oklahoma	8,811	4,900
Oregon	33,852	23,910
Pennsylvania	132,665	136,091
South Carolina	33,334	31,688
South Dakota	949	977
Tennessee	39,405	41,161
Texas	348,817	295,284
Utah	27,088	30,710
Virginia	14,070	16,825
Washington	76,767	77,525
West Virginia	4,730	4,874
Wisconsin	17,785	18,663
All other	24,969	25,766
Valuation allowances	(3,288)	(3,928)
Total	$ 2,520,118	$ 2,460,067

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (continued

At December 31, 2007, scheduled mortgage loan maturities were as follows:

2008	$ 32,168
2009	33,457
2010	38,630
2011	123,728
2012	84,449
Thereafter	2,005,909
Total	$ 2,318,341
Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made funding commitments of mortgage loans on real estate and other loans into the future. The outstanding funding commitments for these mortgages amount to $17.8 million and $99.0 million at December 31, 2007 and 2006, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

SECURITIES LENDING

The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral on a daily basis, in amounts in excess of 102% of the fair value of the applicable securities loaned.  The Company retains effective control over all loaned securities and, therefore, continues to report such loaned securities as fixed maturities in its consolidated balance sheet.

Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral.  The fair value of collateral held and included in other invested assets was $533.5 million and $895.3 million at December 31, 2007 and 2006, respectively.  Fees earned on securities lending transactions were $2.2 million, $2.3 million and $1.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

LEVERAGED LEASES

The Company is an owner participant in a trust that is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased through a VIE for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 8.33% of the partnership that provided 22.9% of the purchase price of the equipment.  The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company.  At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  The leveraged lease is included as a part of other invested assets.

The Company's net investment in the leveraged lease is composed of the following elements:

	Year ended December 31,
	2007	2006
Lease contract receivable	$ 12,836	$ 18,631
Less: non-recourse debt	-	-
Net Receivable	12,836	18,631
Estimated value of leased assets	20,795	20,795
Less: unearned and deferred income	(4,304)	(6,506)
Investment in leveraged leases	29,327	32,920
Less: fees	(87)	(113)
Net investment in leveraged leases	$ 29,240	$ 32,807

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counter-party interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) as an economic hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counter-party credit risk is the difference in payments exchanged.  The fair value of swap agreements is included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.

The Company utilizes payer swaptions to hedge exposure to interest rate risk.  Swaptions give the buyer the option to enter into an interest rate swap per the terms of the original swaption agreement.  A premium is paid on settlement date and no further cash transactions occur until the positions expire.  At expiration, the swaption either cash settles for value, settles into an interest rate swap, or expires worthless per the terms of the original swaption agreement. Swaptions are carried at fair value which is included in derivative instruments - receivable (positive position) in the accompanying balance sheet and the change in value is offset to derivative income.

The Company utilizes over-the-counter (“OTC”) put options and exchange traded futures on the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the GMDB and living benefit features of the Company's variable annuities.  The Company also purchases OTC call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with derivative instruments - receivable in the Company’s balance sheet.

Standard & Poor’s indexed futures contracts are entered into for purposes of hedging fixed index products.  The interest credited on these 1-, 5-, 7- and 10-year term products is based on the changes in the S&P 500 Index.  On the trade date, an initial cash margin is exchanged.  Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.

The Company issues annuity contracts that contain a derivative instrument that is embedded in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract) and is carried at fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

DERIVATIVES (continued)

From 2000 through 2002, the Company marketed GICs to unrelated third parties.  Each transaction is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of the currency swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

Included in derivative gains (losses) are gains (losses) on the translation of foreign currency denominated GIC liabilities of $45.5 million, $(90.2) million and $197.1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Beginning in 2005, the Company marketed GICs to unrelated third parties and entered into funding agreements and interest rate swaps as part of this guaranteed investment program.  The interest rate swaps allow the Company to lock in U.S. dollar fixed rate payments for the life of the contracts.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, “Accounting for Derivative Instruments,” is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative (loss) income for the years ended December 31 consisted of the following:

	2007	2006	2005
Net expense on swap agreements	$6,943	$(7,749)	$(64,915)
Change in fair value of swap agreements (interest rate, currency, and equity)	(255,727)	8,392	101,320
Change in fair value of options, futures and embedded derivatives	55,660	8,446	(19,931)
Total derivative (losses) income	$(193,124)	$9,089	$16,474

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2007 and 2006, $132.9 million and $43.0 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:

	2007
	Notional	Fair Value
	Principal	Asset
	Amounts	(Liability)

Interest rate swaps	$11,423,788	$(310,616)
Currency swaps	452,533	174,311
Credit Default Swaps	55,000	(6,915)
Equity swaps	71,656	19,361
Currency forwards	45	-
Futures	2,099,368	608
Swaptions	500,000	14
S&P 500 index call options	2,619,948	250,311
S&P 500 index put options	646,640	35,547

Total	$17,868,978	$162,621

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

DERIVATIVES (continued)

	2006
	Notional	Fair Value
	Principal	Asset
	Amounts	(Liability)

Interest rate swaps	$10,759,984	$(84,860)
Currency swaps	488,377	169,618
Equity swaps	172,329	52,664
Currency forwards	3,570	2,493
Futures	1,008,792	(2,313)
Swaptions	1,500,000	1,428
S&P 500 index call options	4,166,184	337,441
S&P 500 index put options	1,103,502	16,879

Total	$19,202,738	$493,350

5. NET REALIZED INVESTMENT LOSSES AND GAINS

Net realized investment (losses) gains consisted of the following for the years ended December 31:

	2007	2006	2005

Fixed maturities	$ (4,107)	$ (53,120)	$ 21,873
Equity securities	395	519	(6)
Mortgage and other loans	780	1,543	614
Real estate		-	318
Other invested assets	(32)	(19)	12,741
Other than temporary impairments	(68,092)	(6,329)	(29,707)
Sales of previously impaired assets	10,008	12,895	11,092

Total	$ (61,048)	$ (44,511)	$ 16,925

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

	2007	2006	2005

Fixed maturities	$ 863,779	$ 991,738	$ 921,803
Mortgages and other loans	153,228	135,515	103,253
Real estate	9,347	10,460	11,047
Policy loans	43,708	44,516	37,595
Other	44,426	38,858	55,245
Gross investment income	1,114,488	1,221,087	1,128,943
Less: Investment expenses	15,896	15,006	16,414
Net investment income	$ 1,098,592	$ 1,206,081	$ 1,112,529

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 1,169,701	$ 1,169,701	$ 578,080	$ 578,080
Fixed maturities	15,370,241	15,370,241	18,094,026	18,124,777
Equity securities	-	-	15,895	15,895
Mortgages	2,318,341	2,324,351	2,273,176	2,267,327
Derivative instruments -receivables	609,261	605,058	653,854	653,854
Policy loans	712,633	712,633	709,626	709,626
Separate accounts	24,996,603	24,996,603	21,060,255	21,060,255

Financial liabilities:
Contractholder deposit funds and other policy liabilities	15,716,209	14,060,467	19,428,625	18,051,332
Derivative instruments - payables	446,640	442,437	160,504	160,504
Long-term debt to affiliates	1,945,000	2,045,867	1,325,000	1,370,223
Partnership capital securities	-	-	607,826	630,751
Separate accounts	24,996,603	24,996,603	21,060,255	21,060,255

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The Company determines the fair value of its publicly traded fixed maturities using four primary pricing methods: third-party pricing services, independent dealer quotes, pricing matrices, and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining three methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing matrices and models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Investments (continued):  Structured securities, such as CMOs, CMBS, and ABS, are priced using a matrix, fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other CMOs and ABS are priced using matrices, models and independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, MBS, CMBS, and CMOs.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately placed fixed maturities, fair values are estimated using matrices, which take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately placed fixed maturities are also priced using market prices or dealer quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair value of equity securities are based on quoted market prices.  Equity securities are included as a component of other invested assets.

Mortgages: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivative instruments, receivables and payables: The fair values of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Contractholder deposit funds and other policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.  The fair values of S&P 500 Index and other equity linked embedded derivatives are produced using standard derivative valuation techniques.  GMABs or GMWBs are considered to be derivatives under SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities,” and are included in contractholder deposit funds.  The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection.  Policyholder assumptions are based on experience studies and industry standards.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability from this contingency is unlikely.  A brief discussion of the Company’s reinsurance agreements by business segment follows.  (Also, see Note 16 for additional information on the Company's business segments.)

Wealth Management Segment

The Wealth Management Segment manages a closed block of single premium whole life (“SPWL”) insurance policies, a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL’s in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of approximately $1.6 billion and $1.6 billion as of December 31, 2007 and 2006, respectively.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliate.

By reinsuring the SPWL policies, the Company reduced net investment income by $78.2 million, $97.0 million and $82.7 million for the years ended December 31, 2007, 2006 and 2005, respectively.  The reduction of net investment income resulting from interest paid on funds withheld includes the impact from net investment income, net derivative (loss) income and net realized investment gains.  The Company also reduced interest credited by $73.0 million, $76.0 million and $57.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.  In addition, the Company increased net investment income, relating to an experience rating refund under the reinsurance agreement with SLOC, by $8.9 million, $13.0 and $13.1 million for the years ended December 31, 2007, 2006 and 2005, respectively.  The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, individual private placement variable universal life, bank owned life insurance (“BOLI”), and corporate owned life insurance (“COLI”) policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.  Fee income was reduced by $21.6 million, $37.8 million and $33.3 million for the years ended December 31, 2007, 2006 and 2005, respectively, to account for these agreements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

8. REINSURANCE (CONTINUED)

Pursuant to a reinsurance agreement with SLOC that was effective November 8, 2007, Sun Life Vermont will fund AXXX reserves, attributable to certain UL policies sold by SLOC through its United States branch (the "Branch").  Sun Life Vermont is reinsuring, on a coinsurance basis, a 100% quota share of SLOC's risk on the UL policies covered under the reinsurance agreement.  New UL business will also be reinsured under this agreement.  Sun Life Vermont's obligations will be secured in part through a reinsurance trust and in part on a funds-withheld basis.  On November 8, 2007 pursuant to reinsurance agreement, the Company recorded total assets of $576.9 million, including a funds withheld reinsurance receivable of $551.8 million, deferred costs of $22.4 million, and other assets of $2.8 million.  Total liabilities assumed on November 8, 2007 of $576.9 million consisted of $553.7 million in contractholder deposit account value, $20.4 million in future contract and policy benefits, and other liabilities of $2.8 million.  As of December 31, 2007, Sun Life Vermont held assumed liabilities of $577.5 million of contractholder deposits and future contract and policy benefits of $23.7 million under the reinsurance agreement and a reinsurance payable to an affiliate of $33.1 million.  At December 31, 2007, Sun Life Vermont held assets consisting of a reinsurance receivable for funds withheld of $626.6 million, a reinsurance receivable for deferred costs of $22.3 million.  In addition, the reinsurance agreement has increased revenues by approximately $29.7 million, and increased expenses by $14.4 million for the year ended December 31, 2007.

Funds withheld assets comprised of trading bonds, mortgages and derivatives, amounting to $626.6 million are being held in a separate trust account for the protection of policyholders and claimants of the Branch.  The assets of the trust are managed by SLOC with all of the investment returns, net of expenses, inuring to the Company.  The funds withheld asset is reported in reinsurance receivable.  The coinsurance treaty with funds withheld gives rise to an embedded derivative requiring that it be separated from the host reinsurance contract.  The fair value of the embedded derivative at December 31, 2007 was a $3.1 million liability.  The $3.1 million loss is included in net derivative income.

Effective December 31, 2007, SLNY entered into a reinsurance agreement with SLOC under which SLOC will fund AXXX reserves, attributable to certain UL policies sold by SLNY.  Under this agreement SLNY ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis certain inforce policies at December 31, 2007.  Future new business will also be reinsured under this agreement.  Under the agreement, SLNY ceded $63.1 million of policyholder balances, received a ceding commission of $54.2 million, recorded a funds withheld payable to SLOC of $71.6 million, and recorded a deferred gain of $45.7 million.

Group Protection Segment

The Company, through its subsidiary, SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $0.7 million per claim for group life contracts ceded by the Company.

The Company, through its subsidiary, SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY’s group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY.  The retention limit was raised to $1.5 million for policies sold or renewed on or after January 1, 2006.

The Company, through its subsidiary, SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY’s group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.  The retention limit was raised to $9,000 per claim per month for claims incurred or after January 1, 2006.

The Company, through its subsidiary, SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.

The Company, through its subsidiary, SLNY, has an agreement, effective May 31, 2007, to assume the net risks of SLHIC’s New York issued contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

8. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

	For the Years Ended December 31,
	2007	2006	2005
Premiums and annuity considerations:
Direct	$ 62,645	$ 61,713	$ 54,915
Assumed - Affiliated	50,986	-	-
Ceded - Affiliated	(25)	(7)	-
Ceded - Non affiliated	(2,990)	(2,514)	(2,933)
Net premiums and annuity considerations:	$ 110,616	$ 59,192	$ 51,982

Policyowner benefits:
Direct	$ 260,008	$ 197,872	$ 225,936
Assumed - Affiliated	30,430	-	-
Ceded - Affiliated	(27,620)	(34,524)	(34,061)
Ceded - Non-affiliated	(33,333)	(6,378)	(4,862)
Net policyowner benefits:	$ 229,485	$ 156,970	$ 187,013

Commission and expense:
Direct	5,617	25,175	12,149
Assumed – Affiliated	7,521	-	-
Ceded - Affiliated	(502)	(200)	(602)
Net commission and expense	12,636	24,975	11,547

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS

The Company sponsors three non-contributory defined benefit pension plans for its employees and certain affiliated employees.  These plans are the staff qualified pension plan (“retirement plan”), the agents’ qualified pension plan (“agents’ pension plan”) and the staff nonqualified pension plan (“UBF plan”). Expenses are allocated to participating companies based in a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the two qualified pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

Prior to 2006 the Company participated in the UBF plan which was sponsored by SLOC and expensed the portion of the plan cost that was allocated to the Company.  Effective January 1, 2006 the plan was divided, with the Company taking over the benefit obligation and the associated unrecognized gain/loss and prior service cost/credit.  The Company has included the allocated projected benefit obligation (“PBO”) in a separate line in the PBO reconciliation, and accounted for the plan as the Company’s own from that point forward.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

On September 21, 2005, the Board of Directors of the Company approved amendments pertaining to the retirement plan including the following:

(a) To provide that no one shall become a participant in the plan after December 31, 2005;

(b) To freeze accruals under the plan as of December 31, 2005 for all participants except (i) those participants (x) who are at least age 50 and whose age plus service on January 1, 2006 equals or exceeds 60 and (y) who in 2005 chose to continue their participation in the plan (“Grandfathered participants”), (ii) those participants who are receiving severance or termination payments on December 31, 2005 and (iii) those participants who are receiving amounts paid under the Long Term Disability plan sponsored by the Company on December 31, 2005;

Due to the retirement plan changes, a $1.9 million curtailment charge was recognized in 2005.

Other post retirement benefit plans have been amended as follows:

a) To provide retiree medical coverage where the retiree pays the entire cost of coverage equal to the cost paid by active employees unless the participant is a retiree as of December 31, 2005, a "Grandfathered employee," or a “Rule 75 employee.”

A "Grandfathered employee" shall mean an active employee (i) who retires on or after January 1, 2006 and (ii) who as of January 1, 2006 is at least age 55 with 15 or more years or service and whose age plus service is at least 75.

A "Rule 75 employee" shall mean an active employee (i) who is not a Grandfathered employee, ii) who retires on or after January 1, 2006, and (iii) who, when retires, is at least age 55 with 15 or more years of service and whose age plus service is at least 75.

For Grandfathered and Rule 75 employees, retiree medical coverage is provided at a reduced cost.

On September 29, 2006, the FASB issued SFAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans,” which amends SFAS No. 87 and SFAS No. 106 to require recognition of the overfunded or underfunded status of pension and other postretirement benefit plans on the balance sheet. Under SFAS No. 158, gains and losses, prior service costs and credits, and any remaining transition amounts under SFAS No. 87 and SFAS No. 106 that have not yet been recognized through net periodic benefit cost will be recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic cost.  The measurement date – the date at which the benefit obligation and plan assets are measured – is required to be the Company's fiscal year end.  SFAS No. 158 is effective for publicly-held companies for fiscal years ending after December 15, 2006, except for the measurement date provisions, which are effective for fiscal years ending after December 15, 2008.  The Company adopted the balance sheet recognition provisions of SFAS No. 158 at December 31, 2006 and will adopt the year end measurement date in 2008.  As of December 31, 2007, the adoption of SFAS No. 158 as not had a material impact on the Company’s financial condition or results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS (CONTINUED)

Effective January 1, 2007, the agents’ pension plan was amended for a cost of living adjustment for eligible participants.

The following table sets forth the change in the retirement plan, agents’ pension plan and UBF plan projected benefit obligations and assets, as well as the plans’ funded status at December 31:

	2007	2006
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 261,380	$ 229,545
Other (uninsured benefit plan split)	-	28,118
Service cost	4,108	6,024
Interest cost	15,754	15,064
Actuarial gain	(11,210)	(9,862)
Benefits paid	(8,577)	(7,509)
Plan Amendments	1,302	-
Projected benefit obligation at end of year	$ 262,757	$ 261,380

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 269,712	$ 252,096
Other	(262)	(496)
Actual return on plan assets	30,951	25,621
Benefits paid	(8,577)	(7,509)
Fair value of plan assets at end of year	$ 291,824	$ 269,712

Information on the funded status of the plan:
Funded status	$ 29,067	$ 8,332
4th quarter contribution	(710)	(1,108)
Prepaid benefit cost	$ 28,357	$ 7,224

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS (CONTINUED)

The accumulated benefit obligation for the retirement plan, agents’ pension plan and UBF plan at December 31, 2007 and 2006 was $253.6 million and $249.4 million, respectively.

Amounts recognized in the Company’s Consolidated Balance Sheets for the retirement plan, agents’ pension plan and UBF plan consist of the following as of December 31:

	2007	2006
Other assets	$ 59,423	$ 38,345
Other liabilities	(31,066)	(31,121)
	$ 28,357	$ 7,224

Amounts recognized in the Company’s Accumulated Other Comprehensive Income (“AOCI”) consist of the following:

	2007	2006

Net actuarial gain	$ (22,103)	$ (1,923)
Prior service cost	4,529	3,564
Transition asset	(6,206)	(8,299)
	$ (23,780)	$ (6,658)

The retirement plan and agent’s pension plan are overfunded at December 31, 2007 and 2006. The funded status of the UBF plan as of December 31, 2007 and 2006 was as follows:

	2007	2006

Plan assets	$ -	$ -
Less: Projected benefit obligations	27,277	27,209
Funded status	$ (27,277)	$ (27,209)

Accumulated benefit obligation	$ 25,138	$ 24,084

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic benefit cost and the Company’s share of net periodic benefit costs related to the retirement plan, agents’ plan, and UBF plan for the years ended December 31:

	2007	2006	2005

Components of net periodic benefit cost:
Service cost	$ 4,108	$ 6,024	$ 10,948
Interest cost	15,754	15,065	13,839
Expected return on plan assets	(21,874)	(21,672)	(20,092)
Amortization of transition obligation asset	(2,093)	(2,093)	(3,051)
Amortization of prior service cost	337	266	855
Curtailment loss	-	-	1,856
Recognized net actuarial (gain) loss	(107)	437	1,918
Net periodic benefit cost (benefit)	$ (3,875)	$ (1,973)	$ 6,273
The Company’s share of net periodic benefit cost	$ (3,875)	$ (1,973)	$ 4,116

Prior to becoming the plan sponsor of the UBF plan the cost allocated to the Company for its participation in the UBF Plan was $2.9 million for the year ended December 31, 2005.

Changes in the Company’s accumulated other comprehensive income related to the retirement plan, agents’ plan, and UBF plan for the following periods:

	2007	2006	2005

Net actuarial gain arising during the year	$ (20,287)	$ (1,923)	$ -
Net actuarial gain recognized during the year	107	-	-
Prior service cost arising during the year	1,302	3,564	-
Prior service cost recognized during the year	(337)	-	-
Transition asset recognized during the year	2,093	-	-
Transition asset arising during the year	-	(8,299)
Change in effect of additional minimum liability	-	(2,834)	2,834
Total recognized in AOCI	$ (17,122)	$ (9,492)	$ 2,834

Total recognized in net periodic benefit cost and other comprehensive income	$ (20,997)	$ (11,465)	$ 9,107

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit costs in 2008 are as follows:

Actuarial gain	$ (792)
Prior service cost	337
Transition asset	(2,093)
Total	$ (2,548)

Assumptions

Weighted average assumptions used to determine benefit obligations for the retirement plan, agents’ pension plan, and UBF plan were as follows:

	Pension Benefits
	2007	2006	2005
Discount rate	6.35%	6.0%	5.8%
Rate of compensation increase	4.0%	4.0%	4.0%

Weighted average assumptions used to determine net benefit cost for the retirement plan, agents’ pension plan, and UBF plan were as follows:

	Pension Benefits
	2007	2006	2005

Discount rate	6.0%	5.8%	6.2%
Expected long term return on plan assets	8.25%	8.75%	8.75%
Rate of compensation increase	4.0%	4.0%	4.0%

Plan Assets

The asset allocation for the Company’s retirement plan and agents’ plan assets for 2007 and 2006 measurement, and the target allocation for 2008, by asset category, are as follows:

	Target Allocation	Percentage of Plan Assets
Asset Category	2008	2007	2006

Equity Securities	60%	65%	63%
Debt Securities	25	26	27
Commercial Mortgages	15	9	10
Total	100%	100%	100%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

The target allocations were established to reflect the Company’s investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

1)	exceeds the assumed actuarial rate;
2)	exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and
3)	generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.

Cash Flow

Due to the over funded status of the retirement plan and the agent’s pension plan, the Company will not be making contributions to those plans in 2008. The Company will be making a contribution of $1.3 million to the UBF plan in 2008.

The Company has estimated the following future benefit payments for the years 2008 through 2017:

Pension Benefits
2008	9,320
2009	9,991
2010	10,629
2011	11,531
2012	12,495
2013 to 2017	76,413

Savings and Investment Plan

The Company sponsors and participates in a savings account that qualifies under Section 401(k) of the Internal Revenue Code (“the 401(k) Plan”) for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the 401(k) Plan, the Company matches, up to specified amounts, the employees’ contributions to the plan.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

On September 21, 2005, the Board of Directors of the Company approved amendments pertaining to the 401(k) Plan including the following.

Effective January 1, 2006, the Savings and Investment Plan also includes a retirement investment account that qualifies under Section 401(a) of the Internal Revenue Code (“the RIA”).  The Company contributes a percentage of the participant’s eligible compensation determined under the following chart based on the sum of the participant’s age and service on January 1 of the applicable plan year.

Age Plus Service	Company Contribution
Less than 40	3%
At least 40 but less than 55	5%
At least 55	7%

For RIA participants who are at least age 40 on January 1, 2006 and whose age plus service on January 1, 2006 equals or exceeds 45, the Company also contributes to the RIA from January 1, 2006 through December 31, 2015, a percentage of the participant’s eligible compensation determined under the following chart based on the participant’s age and service on January 1, 2006.

	Service
Age	Less than 5 years	5 or more years
At least 40 but less than 43	3.0%	5.0%
At least 43 but less than 45	3.5%	5.5%
At least 45	4.5%	6.5%

For RIA participants who did not become participants in the retirement plan before January 1, 2006, the Company made a one-time RIA contribution in January 2006 based on their applicable percentage from the first chart above as of January 1, 2006 and their eligible compensation paid during the period beginning on their hire date and ending on December 31, 2005.

The amount of the 2007 employer contributions under the 401(k) Plan sponsorship for the Company and its affiliates was $21.8 million.  Amounts are allocated to affiliates based on their respective employees’ contributions.  The Company’s portion of the expense was $ 16.1 million, $10.8 million and $4.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.  The Company’s 2005 contribution includes a $1.6 million accrued retroactive adjustment related to the January 1, 2006 amendments to the 401(k) Plan.  This retroactive adjustment was funded in 2006.

Other Post-Retirement Benefit Plans

The Company sponsors a post-retirement benefit plan for its employees and certain affiliates employees providing certain health, dental and life insurance benefits (“post-retirement benefits”) for retired employees and dependents (the “Retirement Plan”).  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

On May 31, 2007, as part of Sun Life Financial’s acquisition of EBG, the Company provided prior service credit under its retiree medical plan to the transferred EBG employees not currently eligible for those benefits under the corresponding Genworth plan.  Additionally, as part of the acquisition, the fair value of the liabilities assumed by the Company included the unfunded accumulated postretirement benefit obligation (“APBO”) attributable to the prior service cost associated with the transferred EBG employees.  The final purchase price was adjusted at May 31, 2007 to settle the unfunded APBO undertaken by the Company.

The following table sets forth the change in the post-retirement benefit plan’s obligations and assets, as well as the plans' funded status at December 31:

Change in benefit obligation:	2007	2006

Benefit obligation at beginning of year	$ 45,852	$ 51,300
Service cost	1,234	1,311
Interest cost	2,915	2,967
Actuarial loss (gain)	213	(7,220)
Benefits paid	(2,979)	(2,756)
Federal Subsidy	194	250
Unfunded APBO as a result of EBG acquisition	4,800	-
Benefit obligation at end of year	$ 52,229	$ 45,852

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -
Employer contributions	2,979	2,756
Benefits paid	(2,979)	(2,756)
Fair value of plan assets at end of year	$ -	$ -

Information on the funded status of the plan:
Funded Status	$ (52,229)	$ (45,852)
4th quarter contribution	532	600
Unrecognized prior service cost	-	-
Accrued benefit cost	$ (51,697)	$ (45,252)

Amounts recognized in the Company’s Consolidated Balance Sheets for the post-retirement benefit plan consist of the following:

	2007	2006

Other liabilities	$ (51,697)	$ (45,252)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

Amounts recognized in the Company’ AOCI consist of the following:

	2007	2006

Net actuarial loss	$ 13,437	$ 14,070
Prior service credit	(4,551)	(5,080)
	$ 8,886	$ 8,990

The following table sets forth the components of the net periodic post-retirement benefit costs and the Company’s allocated share for the year ended December 31:

	2007	2006	2005
Components of net periodic benefit cost
Service cost	$ 1,234	$ 1,311	$ 1,333
Interest cost	2,915	2,967	2,994
Amortization of prior service cost	(529)	(529)	(241)
Recognized net actuarial loss	912	1,450	1,273
Net periodic benefit cost	$ 4,532	$ 5,199	$ 5,359

The Company’s share of net periodic benefit cost	$ 3,910	$ 4,501	$ 4,947

Changes in the Company’s AOCI for the following periods:

	2007	2006	2005

Net actuarial loss arising during the year	$ 279	$ 14,070	$ -
Net actuarial loss recognized during the year	(912)
Prior service cost arising during the year		(5,080)	-
Prior service cost recognized during the year	529
Total recognized in AOCI	$ (104)	$ 8,990	$ -

Total recognized in net periodic benefit cost and other comprehensive income	$ 3,806	$ 13,491	$ 4,947

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit costs in 2008 are as follows:

Actuarial loss	$ 916
Prior service credit	(529)
Transition (asset)/obligation	-
Total	$ 387

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

	Other Benefits
	2007	2006	2005
Discount rate	6.35%	6.0%	5.8%

Weighted average assumptions used to determine net cost were as follows:

	Other Benefits
	2007	2006	2005
Discount rate	6.0%	5.8%	6.2%

In order to measure the post-retirement benefit obligation for 2007, the Company assumed a 9% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 9.5% in 2008 and assumed to decrease gradually to 5.00% for 2013 and remain at that level thereafter.  Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

	1- Percentage-Point	1- Percentage-Point
	Increase	Decrease
Effect on Post retirement benefit obligation	$ 4,570	$ (4,152)

Effect on total of service and interest cost	$ 397	$ (372)

The Company has estimated the following future benefit payments for the years 2008 through 2017:

	Other Benefits	Expected Federal Subsidy
2008	$ 3,146	$ 236
2009	3,309	246
2010	3,474	252
2011	3,638	258
2012	3,768	260
2013 to 2017	$ 20,479	$ 1,226

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

10. FEDERAL INCOME TAXES

The Company adopted FIN 48 on January 1, 2007.  FIN 48 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return.

As a result of the implementation of FIN 48, the Company recognized a decrease of $5.2 million in the liability for UTBs and related net interest, which was accounted for as an increase to its January 1, 2007 balance of retained earnings.  The liability for UTBs related to permanent and temporary tax adjustments, exclusive of interest, was $63.0 million and $54.1 million at December 31, 2007 and January 1, 2007, respectively.  Of the $63.0 million, $6.4 million represents the amount of UTBs that, if recognized, would favorably affect the Company’s effective income tax rate in future periods, exclusive of any related interest.  In addition, consistent with the provisions of FIN 48, the Company reclassified $56.6 million of income taxes from deferred tax liabilities to accrued expenses and taxes at December 31, 2007.

The net increase in the tax liability for UTBs of $8.9 million since the date of adoption resulted from the following:

Balance at January 1, 2007	$54,086
Gross increases related to tax positions in prior years	20,717
Gross decreases related to tax positions in prior years	(11,760)
Gross increases related to tax positions in current year	-
Settlements	-
Close of tax examinations/statutes of limitations	-

Balance at December 31, 2007	$63,043

The Company has elected on a prospective basis, with the adoption of FIN 48, to recognize interest and penalties accrued related to UTBs in interest expense.  The Company had accrued $10.8 million of gross interest as of January 1, 2007.  During the year ended December 31, 2007, the Company recognized an additional $2.0 million in gross interest related to UTBs.  The Company has not accrued any penalties.

While the Company expects the amount of unrecognized tax liabilities to change in the next twelve months, it does not expect the change to have a significant impact on its results of operations or financial position.

The Company files federal income tax returns and income tax returns in various state and local jurisdictions.  With few exceptions, the Company is no longer subject to examinations by the tax authorities in these jurisdictions for tax years before 2001.  In August 2006, the IRS issued a Revenue Agent’s Report for the Company’s tax years 2001 and 2002.  The Company is currently at the Appeals Division of the IRS ("Appeals") with respect to the tax years 2001 and 2002.  In the first quarter of 2007, the IRS commenced an examination of the Company’s U.S. federal income tax returns for the tax years 2003 and 2004.  This examination is anticipated to be completed by August 1, 2008. While the final outcome of the appeal and ongoing tax examinations is not determinable, the Company does not believe that any adjustments would be material to its financial position.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

10. FEDERAL INCOME TAXES (CONTINUED)

The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2007 as the Company did for the years ended December 31, 2006 and 2005. The Company’s subsidiaries, INDY and SLNY, will be included as part of the consolidation for the year ended December 31, 2007.  For the years ended December 31, 2006 and 2005, INDY and SLNY filed stand-alone federal income tax returns.  Sun Life Vermont, a new subsidiary in 2007, will also be included as part of the consolidated return for the year ended December 31, 2007.  A summary of the components of income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

	2007	2006	2005
Income tax (benefit) expense:
Current	$(108,526)	$(5,792)	$11,237
Deferred	84,668	4,180	28,852

Total income tax (benefit) expense	$(23,858)	$(1,612)	$40,089

Federal income taxes attributable to the Company’s consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate at 35%. The Company's effective rate differed from the federal income tax rate as follows:

	2007	2006	2005

Expected federal income tax expense	$407	$26,838	$60,210
Low income housing credit	(5,490)	(6,225)	(5,947)
Separate account dividend received deduction	(11,988)	(13,090)	(10,150)
Prior year adjustments/settlements	932	(8,396)	(2,802)
FIN 48 adjustments/settlements	(6,375)	-	-
Other items	(1,775)	(844)	(1,220)

Federal income tax (benefit) expense	(24,289)	(1,717)	40,091
State income tax expense (benefit)	431	105	(2)

Total income tax (benefit) expense	$(23,858)	$(1,612)	$40,089

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

	2007	2006
Deferred tax assets:
Actuarial liabilities	$110,617	$128,848
Net operating loss	-	7,954
Investments, net	230,416	146,116
Total deferred tax assets	341,033	282,918

Deferred tax liabilities:
Deferred policy acquisition costs	(322,461)	(250,469)
Other	(2,627)	(28,852)
Total deferred tax liabilities	(325,088)	(279,321)

Net deferred tax asset	$15,945	$3,597

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes or receives payments under certain tax sharing agreements with SLC – U.S. Ops Holdings.  Under these agreements, such payments are determined based on the Company’s stand-alone taxable income (as if it were filing as a separate company) and based upon the SLC - U.S. Ops Holdings’ consolidated group’s overall taxable position.  Sun Life Vermont is subject to an adjustment in the amount payable or receivable under its Tax Allocation Agreement to the extent of a subsequent change in its stand-alone taxable income.  Sun Life Vermont is not required to pay SLC – U.S. Ops Holdings for changes in the consolidated federal tax liability that may result from changes in the timing of the utilization of Sun Life Vermont’s losses in the consolidated federal tax return.  The Company received income tax refunds of $16.2 million and $32.0 million in 2007 and 2005, respectively, and made income tax payments of $22.7 million in 2006.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, which is related to the Company’s group life, group disability insurance, group dental and stop loss products is summarized below:

	2007	2006

Balance at January 1	$ 36,689	$ 33,141
Less reinsurance recoverable	(5,906)	(5,886)
Net balance at January 1	30,783	27,255
Incurred related to:
Current year	96,377	26,644
Prior years	(1,805)	(1,294)
Total incurred	94,572	25,350
Paid losses related to:
Current year	(47,531)	(14,881)
Prior years	(8,867)	(6,941)
Total paid	(56,398)	(21,822)

Balance at December 31	74,878	36,689
Less reinsurance recoverable	(5,921)	(5,906)

Net balance at December 31	$ 68,957	$ 30,783

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims.   Changes in prior estimates are recorded in results of operations in the year such changes are made.

As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1.8 million and $1.3 million in 2007 and 2006, respectively.  The favorable development experienced in both years was driven mainly by better than expected loss experience in group life.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES

The major provisions of AICPA SOP 03-1 that affect the Company require:

o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and,
o	Reporting and measuring the Company’s interest in its separate accounts as investments.

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract adjusted for any customer withdrawals, (b) total deposits made on the contract adjusted for any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2007:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 17,771,546	$ 1,318,150	66.4
Minimum Income	$ 343,853	$ 43,233	60.3
Minimum Accumulation or Withdrawal	$ 5,321,780	$ 4,204	62.4

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2006:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 16,848,818	$ 1,612,783	66.4
Minimum Income	$ 387,699	$ 56,526	60.0
Minimum Accumulation or Withdrawal	$ 3,068,060	$ 41	61.9

1 Net amount at risk represents the difference between guaranteed benefits and account balance.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The following roll-forward summarizes the change in reserve for the GMDBs and GMIBs for the year ended December 31, 2007:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2007	$ 39,923	$ 1,448	$ 41,371

Benefit Ratio Change / Assumption Changes	3,016	9,206	12,222
Incurred guaranteed benefits	24,841	704	25,545
Paid guaranteed benefits	(30,158)	(6,613)	(36,771)
Interest	2,051	72	2,123

Balance at December 31, 2007	$ 39,673	$ 4,817	$ 44,490

The following roll-forward summarizes the change in reserve for the GMDBs and GMIBs for the year ended December 31, 2006:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2006	$ 41,749	$ 3,000	$ 44,749

Benefit Ratio Change / Assumption Changes	(6,594)	(925)	(7,519)
Incurred guaranteed benefits	51,255	383	51,638
Paid guaranteed benefits	(49,242)	(1,153)	(50,395)
Interest	2,755	143	2,898

Balance at December 31, 2006	$ 39,923	$ 1,448	$ 41,371

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments.  The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges.  The benefit ratio may be in excess of 100%.  For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.  For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for contract guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits.  Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyholder benefits.

Guaranteed minimum accumulation benefits (“GMABs”) and withdrawal benefits (“GMWBs”) are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings.  The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection.  Policyholder assumptions are based on experience studies and industry standards.  The net balance of GMABs and GMWBs constituted (a liability) an asset in the amount of $(37.4) million and $8.4 million at December 31, 2007 and 2006, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

13. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

	2007	2006
Balance at January 1	$1,234,206	$1,341,377
Acquisition costs deferred	356,087	264,648
Amortized to expense during the year	(169,799)	(391,585)
Adjustment for unrealized investment losses during the year	182,903	19,766
Balance at December 31	$1,603,397	$1,234,206

14. VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

The changes in VOBA and customer renewals acquired for the years ended December 31 were as follows:

	2007	2006
Balance at January 1	$47,744	$53,670
Amount capitalized due to acquisition of new business	23,854	-
Amortized to expense during the year	(19,322)	(7,597)
Adjustment for unrealized investment (gains) losses during the year	(470)	1,671
Balance at December 31	$51,806	$47,744

Additions to VOBA and customer renewals acquired were a result of the SLHIC to SLNY asset transfer, as described in Footnote 1.  VOBA transferred was $7.6 million and the value of customer renewals transferred was $16.2 million.

15. CONSOLIDATING FINANCIAL INFORMATION

The following consolidating financial statements are provided in compliance with Regulation S-X of the U.S. Securities and Exchange Commission (the “SEC”) and in accordance with SEC Rule 12h-5.

The Company’s wholly-owned subsidiary, SLNY, sells, among other products, combination fixed and variable annuity contracts (the “contracts”) in the State of New York.  These contracts contain a fixed investment option, where interest is paid at a guaranteed rate for a specified period of time, and withdrawals made before the end of the specified period may be subject to a market value adjustment that can increase or decrease the amount of the withdrawal proceeds (the “fixed investment option period”).  Effective September 27, 2007, the Company provided a full and unconditional guarantee (the “guarantee”) of SLNY’s obligation related to SLNY contracts’ fixed investment option period related to policies currently in-force or sold on or after September 30, 2007.  The guarantee relieves SLNY of its obligation to file annual, quarterly, and current reports with the SEC on Form 10-K, Form 10-Q and Form 8-K.

In the following presentation of consolidating financial statements, the term "SLUS as Parent" is used to denote the Company as a stand-alone entity, isolated from its subsidiaries and the term "Other Subs" is used to denote the Company's other subsidiaries, with the exception of SLNY.  All consolidating financial statements are presented in thousands.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Income
For the year ended December 31, 2007

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$15,330	$95,286	$-	$-	$110,616
Net investment income	941,185	94,309	63,098	-	1,098,592
Net derivative loss	(185,682)	(3,967)	(3,475)	-	(193,124)
Net realized investment losses	(57,547)	(3,487)	(14)	-	(61,048)
Fee and other income	445,248	26,648	8,008	-	479,904
Subordinated notes early redemption premium	-	-	25,578	-	25,578

Total revenues	1,158,534	208,789	93,195	-	1,460,518

Benefits and Expenses

Interest credited	571,309	51,390	7,124	-	629,823
Interest expense	75,052	74	26,406	-	101,532
Policyowner benefits	155,903	69,309	4,273	-	229,485
Amortization of DAC and VOBA	165,666	19,921	3,534	-	189,121
Other operating expenses	238,810	37,061	7,944	-	283,815
Partnership capital securities early redemption payment	-	-	25,578	-	25,578

Total benefits and expenses	1,206,740	177,755	74,859	-	1,459,354

(Loss) income before income tax (benefit) expense	(48,206)	31,034	18,336	-	1,164

Income tax (benefit) expense	(40,222)	10,231	6,133	-	(23,858)
Equity in the net income of subsidiaries	33,006	-	1,811	(34,817)	-

Net income	$25,022	$20,803	$14,014	$(34,817)	$25,022

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Income
For the year ended December 31, 2006

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$20,870	$38,322	$-	$-	$59,192
Net investment income	1,049,425	97,365	59,784	(493)	1,206,081
Net derivative income	8,596	-	-	493	9,089
Net realized investment losses	(38,327)	(6,081)	(103)	-	(44,511)
Fee and other income	375,144	21,083	2,395	-	398,622

Total revenues	1,415,708	150,689	62,076	-	1,628,473

Benefits and Expenses

Interest credited	573,178	56,379	3,848	-	633,405
Interest expense	79,637	-	51,157	8	130,802
Policyowner benefits	126,393	29,257	1,320	-	156,970
Amortization of DAC and VOBA	380,760	18,422	-	-	399,182
Other operating expenses	207,903	22,988	551	(8)	231,434

Total benefits and expenses	1,367,871	127,046	56,876	-	1,551,793

Income before income tax expense	47,837	23,643	5,200	-	76,680

Income tax (benefit) expense	(10,495)	7,410	1,473	-	(1,612)
Equity in the net income of subsidiaries	19,960	-	3,096	(23,056)	-

Net income	$78,292	$16,233	$6,823	$(23,056)	$78,292

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Income
For the year ended December 31, 2005

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$19,735	$32,247	$-	$-	$51,982
Net investment income	958,397	94,264	59,599	269	1,112,529
Net derivative income	16,743	-	-	(269)	16,474
Net realized investment gains (losses)	20,924	(4,086)	87	-	16,925
Fee and other income	346,449	13,578	2,248	-	362,275

Total revenues	1,362,248	136,003	61,934	-	1,560,185

Benefits and Expenses

Interest credited	567,028	69,641	833	-	637,502
Interest expense	72,122	-	51,157	-	123,279
Policyowner benefits	161,350	25,663	-	-	187,013
Amortization of DAC and VOBA	234,330	9,491	-	-	243,821
Other operating expenses	172,753	23,489	301	-	196,543

Total benefits and expenses	1,207,583	128,284	52,291	-	1,388,158

Income before income tax expense, and minority interest share of loss	154,665	7,719	9,643	-	172,027

Income tax expense	34,757	2,278	3,054	-	40,089
Equity in the net income of subsidiaries	12,030	-	3,074	(15,104)	-
Minority interest share of loss	(1,214)	-	-	-	(1,214)

Net income	$133,152	$5,441	$9,663	$(15,104)	$133,152

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Balance Sheets at December 31, 2007

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company
ASSETS

Investments
Available-for-sale fixed maturities at fair value	$10,157,376	$1,288,568	$57,286	$-	$11,503,230
Trading fixed maturities at fair value	3,288,671	-	578,340	-	3,867,011
Investment in subsidiaries	559,851	-	-	(559,851)	-
Mortgage loans	2,146,286	170,205	1,850	-	2,318,341
Derivative instruments – receivable	609,261	-	-	-	609,261
Limited partnerships	164,464	-	-	-	164,464
Real estate	157,147	-	44,630	-	201,777
Policy loans	686,099	118	26,416	-	712,633
Other invested assets	499,538	69,138	-	-	568,676
Cash and cash equivalents	415,494	65,901	688,306	-	1,169,701
Total investments and cash	18,684,187	1,593,930	1,396,828	(559,851)	21,115,094

Accrued investment income	268,732	15,245	6,386	-	290,363
Deferred policy acquisition costs	1,469,976	118,126	15,295	-	1,603,397
Value of business and customer renewals acquired	35,735	16,071	-	-	51,806
Net deferred tax asset	171,899	-	-	(155,954)	15,945
Goodwill	658,051	45,167	5,611	-	708,829
Receivable for investments sold	2,796	615	71	-	3,482
Reinsurance receivable	1,937,814	123,214	648,221	-	2,709,249
Other assets	278,573	32,877	155,221	(154,672)	311,999
Separate account assets	23,996,463	929,008	71,132	-	24,996,603

Total assets	$47,504,226	$2,874,253	$2,298,765	$(870,477)	$51,806,767

LIABILITIES

Contractholder deposit funds and other policy liabilities	$16,361,329	$1,285,259	$615,981	$-	$18,262,569
Future contract and policy benefits	706,657	93,001	23,930	-	823,588
Payable for investments purchased	169,606	635	28,969	-	199,210
Accrued expenses and taxes	169,532	22,915	85,290	(154,672)	123,065
Deferred tax liability	-	1,045	154,909	(155,954)	-
Debt payable to affiliates	945,000	-	1,000,000	-	1,945,000
Reinsurance payable to affiliate	1,574,517	117,367	-	-	1,691,884
Derivative instruments – payable	446,508	-	132	-	446,640
Other liabilities	704,467	107,458	76,136	-	888,061
Separate account liabilities	23,996,463	929,008	71,132	-	24,996,603

Total liabilities	45,074,079	2,556,688	2,056,479	(310,626)	49,376,620

STOCKHOLDER’S EQUITY

Common stock	$6,437	$2,100	$2,542	$(4,642)	$6,437
Additional paid-in capital	2,146,436	239,963	274,555	(514,518)	2,146,436
Accumulated other comprehensive loss	(92,403)	(11,924)	(1,333)	13,257	(92,403)
Retained earnings	369,677	87,426	(33,478)	(53,948)	369,677

Total stockholder’s equity	2,430,147	317,565	242,286	(559,851)	2,430,147

Total liabilities and stockholder’s equity	$47,504,226	$2,874,253	$2,298,765	$(870,477)	$51,806,767

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Balance Sheets at December 31, 2006

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company
ASSETS

Investments
Available-for-sale fixed maturities at fair value	$12,061,211	$1,463,043	$113,719	$-	$13,637,973
Trading fixed maturities at fair value	3,856,053	-	-	-	3,856,053
Subordinated note from affiliate held-to-maturity	-	-	600,000	-	600,000
Investment in subsidiaries	449,307	-	63,952	(513,259)	-
Mortgage loans	2,111,884	161,292	-	-	2,273,176
Derivative instruments – receivable	653,854	-	-	-	653,854
Limited partnerships	193,728	-	-	-	193,728
Real estate	157,281	-	29,610	-	186,891
Policy loans	672,553	139	36,934	-	709,626
Other invested assets	884,304	65,922	-	-	950,226
Cash and cash equivalents	513,190	54,231	10,659	-	578,080
Total investments and cash	21,553,365	1,744,627	854,874	(513,259)	23,639,607

Accrued investment income	266,141	15,125	9,952	-	291,218
Deferred policy acquisition costs	1,149,185	85,021	-	-	1,234,206
Value of business acquired	47,744	-	-	-	47,744
Net deferred tax asset	8,587	-	1,963	(6,953)	3,597
Goodwill	658,052	37,788	5,611	-	701,451
Receivable for investments sold	30,146	1,244	1,851	-	33,241
Reinsurance receivable	1,812,093	5,906	-	-	1,817,999
Other assets	136,406	15,146	1,678	-	153,230
Separate account assets	20,190,709	796,827	72,719	-	21,060,255

Total assets	$45,852,428	$2,701,684	$948,648	$(520,212)	$48,982,548

LIABILITIES

Contractholder deposit funds and other policy liabilities	$17,945,270	$1,437,396	$45,959	$-	$19,428,625
Future contract and policy benefits	696,012	54,100	-	-	750,112
Payable for investments purchased	210,668	5,735	2,062	-	218,465
Accrued expenses and taxes	141,607	-	213	2,875	144,695
Deferred tax liability	-	6,953	-	(6,953)	-
Debt payable to affiliates	1,325,000	-	-	-	1,325,000
Partnership capital securities	-	-	607,826	-	607,826
Reinsurance payable to affiliate	1,605,626	-	-	-	1,605,626
Derivative instruments – payable	160,504	-	-	-	160,504
Other liabilities	1,073,678	90,517	16,766	(2,875)	1,178,086
Separate account liabilities	20,190,709	796,827	72,719	-	21,060,255

Total liabilities	43,349,074	2,391,528	745,545	(6,953)	46,479,194

STOCKHOLDER’S EQUITY

Common stock	$6,437	$2,100	$2,542	$(4,642)	$6,437
Additional paid-in capital	2,143,408	239,963	185,529	(425,492)	2,143,408
Accumulated other comprehensive income	14,030	1,432	1,369	(2,801)	14,030
Retained earnings	339,479	66,661	13,663	(80,324)	339,479

Total stockholder’s equity	2,503,354	310,156	203,103	(513,259)	2,503,354

Total liabilities and stockholder’s equity	$45,852,428	$2,701,684	$948,648	$(520,212)	$48,982,548

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow
For the year ended December 31, 2007

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net income from operations	$25,022	$20,803	$14,014	$(34,817)	$25,022
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of discount and premiums	38,661	1,782	225	-	40,668
Amortization of DAC, VOBA and SIA	165,666	19,921	3,534	-	189,121
Depreciation and amortization	6,467	164	829	-	7,460
Net loss on derivatives	124,290	3,970	3,243	-	131,503
Net realized losses on available-for-sale investments	57,547	3,487	14	-	61,048
Changes in fair value of trading investments	89,159	-	(761)	-	88,398
Net realized gains on trading investments	(3,438)	-	(1,217)	-	(4,655)
Net change in unrealized and undistributed gains in private equity limited partnerships	(23,027)	-	-	-	(23,027)
Interest credited to contractholder deposits	571,309	51,390	7,124	-	629,823
Deferred federal income taxes	(114,110)	290	157,186	-	43,366
Equity in net income of subsidiaries	(33,006)	-	(1,811)	34,817	-
Changes in assets and liabilities:
DAC and VOBA additions	(304,466)	(56,650)	(18,825)	-	(379,941)
Accrued investment income	(2,591)	(120)	3,566	-	855
Net reinsurance receivable/payable	127,619	59	(94,517)	-	33,161
Future contract and policy benefits	3,184	39,436	23,930	-	66,550
Dividends received from subsidiaries	63,995	-	-	(63,995)	-
Other, net	(122,356)	4,931	(16,931)	-	(134,356)
Purchases of trading fixed maturities, net of sales	475,340	-	(576,176)	-	(100,836)

Net cash provided by operating activities	1,145,265	89,463	(496,573)	(63,995)	674,160

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	3,847,569	337,825	67,386	-	4,252,780
Mortgage loans	314,620	40,526	-	-	355,146
Other invested assets	669,930	24	960	(3,231)	667,683
Redemption of subordinated note from affiliate	-	-	600,000	-	600,000
Purchases of:
Available-for-sale fixed maturities	(2,366,255)	(205,932)	14,346	-	(2,557,841)
Mortgage loans	(348,256)	(49,460)	(1,850)	-	(399,566)
Real estate	(3,590)	-	(15,849)	-	(19,439)
Other invested assets	(57,864)	(3,231)	-	3,231	(57,864)
Net change in other investing activities	(365,012)	3,231	-	-	(361,781)
Net change in policy loans	(13,546)	21	10,518	-	(3,007)
Early redemption premium	-	-	25,578	-	25,578

Net cash provided by investing activities	$1,677,596	$123,004	$701,089	$-	$2,501,689

Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow (continued)
For the year ended December 31, 2007

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,725,614	$180,702	$18,468	$-	$1,924,784
Withdrawals from contractholder deposit funds	(4,132,822)	(388,199)	(12,384)	-	(4,533,405)
Repayments of debt	(380,000)	-	(600,000)	-	(980,000)
Issuance of debt	-	-	1,000,000	-	1,000,000
Dividends paid to parent	-	-	(63,995)	63,995	-
Early redemption payment	-	-	(25,578)	-	(25,578)
Additional capital contributed to subsidiaries	(156,620)	-	156,620	-	-
Other, net	23,271	6,700	-	-	29,971

Net cash used in financing activities	(2,920,557)	(200,797)	473,131	63,995	(2,584,228)

Net change in cash and cash equivalents	(97,696)	11,670	677,647	-	591,621

Cash and cash equivalents, beginning of period	513,190	54,231	10,659	-	578,080

Cash and cash equivalents, end of period	$415,494	$65,901	$688,306	$-	$1,169,701

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow
For the year ended December 31, 2006

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net income from operations	$78,292	$16,233	$6,823	$(23,056)	$78,292
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Amortization of discount and premiums	53,995	3,956	801	-	58,752
Amortization of DAC and VOBA	380,760	18,422	-	-	399,182
Depreciation and amortization	4,008	-	600	-	4,608
Net gains on derivatives	(11,360)	-	-	(493)	(11,853)
Net realized losses on available-for-sale investments	38,328	6,081	102	-	44,511
Changes in fair value of trading investments	(15,235)	-	-	-	(15,235)
Net realized gains on trading investments	(373)	-	-	-	(373)
Net change in unrealized and undistributed gains in private equity limited partnerships	(29,120)	-	-	-	(29,120)
Interest credited to contractholder deposits	573,178	56,379	3,848	-	633,405
Deferred federal income taxes	(6,146)	10,193	133	-	4,180
Equity in net income of subsidiaries	(19,960)	-	(3,096)	23,056	-
Changes in assets and liabilities:
Deferred acquisition cost additions	(238,986)	(23,909)	-	-	(262,895)
Accrued investment income	(32,925)	3,275	(61)	-	(29,711)
Net reinsurance receivable/payable	77,083	(20)	-	-	77,063
Future contract and policy benefits	(9,725)	3,106	-	-	(6,619)
Dividends received from subsidiaries	8,000	-	-	(8,000)	-
Other, net	39,943	(24,855)	(1,313)	493	14,268
Purchases of trading fixed maturities, net of sales	(1,866,153)	-	-	-	(1,866,153)

Net cash (used in) provided by operating activities	(976,396)	68,861	7,837	(8,000)	(907,698)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	5,041,508	757,662	73,020	-	5,872,190
Mortgage loans	218,849	29,415	-	-	248,264
Other invested assets	184,646	-	-	-	184,646
Purchases of:
Available-for-sale fixed maturities	(3,380,467)	(549,218)	(72,559)	-	(4,002,244)
Mortgage loans	(734,307)	(46,285)	-	-	(780,592)
Real estate	(20,464)	-	(155)	-	(20,619)
Other invested assets	(423,635)	(65,858)	-	-	(489,493)
Net change in other investing activities	333,669	65,845	-	-	399,514
Net change in policy loans	(9,979)	49	2,073	-	(7,857)

Net cash provided by investing activities	$1,209,820	$191,610	$2,379	$-	$1,403,809

Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow (continued)
For the year ended December 31, 2006

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$3,395,794	$121,837	$-	$2,507	$3,520,138
Withdrawals from contractholder deposit funds	(3,301,631)	(382,617)	(3,596)	(2,507)	(3,690,351)
Issuance of debt	200,000	-	-	-	200,000
Dividends paid to parent	(300,000)	-	(8,000)	8,000	(300,000)
Additional capital contributed to subsidiaries	(265)	-	265	-	-
Other, net	4,528	-	-	-	4,528

Net cash provided by (used in) financing activities	(1,574)	(260,780)	(11,331)	8,000	(265,685)

Net change in cash and cash equivalents	231,850	(309)	(1,115)	-	230,426

Cash and cash equivalents, beginning of period	281,340	54,540	11,774	-	347,654

Cash and cash equivalents, end of period	$513,190	$54,231	$10,659	$-	$578,080

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow
For the year ended December 31, 2005

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net income from operations	$133,152	$5,441	$9,663	$(15,104)	$133,152
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Minority interest in loss	(1,214)	-	-	-	(1,214)
Amortization of discount and premiums	63,251	7,224	882	-	71,357
Amortization of DAC and VOBA	234,330	9,491	-	-	243,821
Depreciation and amortization	3,338	-	647	-	3,985
Net (gains) losses on derivatives	(77,294)	-	-	269	(77,025)
Net realized (gain) loss on available-for-sale investments	(20,924)	4,086	(87)	-	(16,925)
Changes in fair value of trading investments	80,324	-	-	-	80,324
Net realized gains on trading	(11,162))	-	-	-	(11,162)
Net change in unrealized and undistributed gains in private equity limited partnerships	(48,244)	-	-	-	(48,244)
Interest credited to contractholder deposits	567,028	69,641	833	-	637,502
Deferred federal income taxes	22,860	(947)	134	-	22,047
Equity in net income of subsidiaries	(12,030)	-	(3,074)	15,104	-
Changes in assets and liabilities:
Deferred acquisition cost additions	(252,271)	(9,646)	-	-	(261,917)
Accrued investment income	17,191	844	(119)	-	17,916
Net reinsurance receivable/payable	85,381	495	-	-	85,876
Future contract and policy benefits	24,387	736	-	-	25,123
Other, net	25,350	29,109	(654)	(269)	53,536
Purchases of trading fixed maturities, net of sales	(651,921)	-	-	-	(651,921)

Net cash (used in) provided by operating activities	181,532	116,474	8,225	-	306,231

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	4,955,938	673,665	55,405	-	5,685,008
Mortgage loans	109,854	7,584	-	-	117,438
Real estate	947	-	-	-	947
Other invested assets	483,700	-	-	-	483,700
Net cash from sale of subsidiary	17,040	-	-	-	17,040
Purchases of:
Available-for-sale fixed maturities	(4,642,052)	(568,813)	(58,346)	-	(5,269,211)
Mortgage loans	(374,931)	(15,445)	-	-	(390,376)
Real estate	(6,264)	-	(384)	-	(6,648)
Other invested assets	(171,539)	-	-	-	(171,539)
Net change in other investing activities	(239,910)	-	-	-	(239,910)
Net change in policy loans	(5,471)	(35)	42	-	(5,464)
Net change in short-term investments	(4,576)	-	-	-	(4,576)

Net cash provided by investing activities	$122,736	$96,956	$(3,283)	$-	$216,409

Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Cash Flow (continued)
For the year ended December 31, 2005

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$2,663,596	$53,495	$-	$3050	$2,720,141
Withdrawals from contractholder deposit funds	(3,142,775)	(255,647)	(2,996)	(3050)	(3,404,468)
Issuance of debt	100,000	-	-	-	100,000
Dividends paid to parent	(150,600)	-	-	-	(150,600)
Additional capital contributed to subsidiaries	(340)	-	340	-	-
Other, net	6,992	-	-	-	6,992

Net cash provided by (used in) financing activities	(523,127)	(202,152)	(2,656)	-	(727,935)

Net change in cash and cash equivalents	(218,859)	11,278	2,286	-	(205,295)

Cash and cash equivalents, beginning of period	500,199	43,262	9,488	-	552,949

Cash and cash equivalents, end of period	$281,340	$54,540	$11,774	$-	$347,654

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

16. SEGMENT INFORMATION

As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets by line of business.  Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

Effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to more closely align with rating agency standards.  The changes impact the amount of capital and income on capital that is allocated to the Wealth Management, Individual Protection and Group Protection Segments from the Corporate Segment.

Wealth Management

The Wealth Management Segment markets, sells and administers funding agreements, individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.  Additionally, the Company consolidates the CARS Trust as a component of the Wealth Management Segment.

Individual Protection

The Individual Protection Segment markets, sells and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

Group Protection

The Group Protection Segment markets, sells and administers group life, long-term disability, short-term disability, dental and stop loss insurance to small and mid-size employers in the State of New York, through the Company's subsidiary, SLNY.

Corporate

The Corporate Segment includes the unallocated capital of the Company, its debt financing, certain consolidated investments in VIEs, and items not otherwise attributable to the other segments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

16. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments:

	Year ended December 31, 2007

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,087,817	$ 184,315	$ 97,657	$ 90,729	$ 1,460,518
Total expenditures	1,139,538	148,122	93,950	77,744	1,459,354
(Loss) income before income tax (benefit) expense	(51,721)	36,193	3,707	12,985	1,164

Net (loss) income	(19,734)	23,665	2,409	18,682	25,022

Total assets	$ 39,855,777	$ 10,767,117	$ 121,096	$1,062,777	$ 51,806,767

	Year ended December 31, 2006

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,386,626	$ 101,447	$ 39,833	$ 100,567	$ 1,628,473
Total expenditures	1,354,554	95,815	35,356	66,068	1,551,793
Income before income tax expense	32,072	5,632	4,477	34,499	76,680

Net income	39,857	3,801	2,910	31,724	78,292

Total assets	$ 41,485,295	$ 5,784,705	$ 78,838	$1,633,710	$ 48,982,548

	Year ended December 31, 2005

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,342,509	$ 74,535	$ 32,604	$ 110,537	$ 1,560,185
Total expenditures	1,220,198	70,991	32,333	64,636	1,388,158
Income before income tax expense and minority interest	122,311	3,544	271	45,901	172,027

Net income	93,570	2,443	176	36,963	133,152

Total assets	$ 38,631,963	$ 6,005,424	$ 55,319	$1,314,140	$ 46,006,846

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

17.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  For the years ended December 31, 2007, 2006 and 2005, there were no permitted practices followed.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company’s statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries combined statutory capital and surplus and net income were as follows:

	Unaudited for the Years ended December 31,
	2007	2006	2005

Statutory capital and surplus	$ 1,790,457	$ 1,610,425	$ 1,778,241
Statutory net (loss) income	(913,114)	123,305	140,827

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

18. DIVIDEND RESTRICTIONS

The Company’s and its insurance company subsidiaries’ ability to pay dividends is subject to certain statutory restrictions.  Delaware, New York, Rhode Island, and Vermont have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company is permitted to pay dividends up to a maximum of $179.0 million in 2008 without prior approval from the Delaware Commissioner of Insurance.

In 2007, the Company did not pay any dividends to the Parent.  In 2006, the Company’s board of directors approved and the Company paid a $300.0 million dividend to the Parent.  In 2005, the Company’s board of directors approved and the Company paid a $200.0 million dividend to the Parent, consisting of $150.6 million in cash and $49.4 million in notes.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  SLNY is permitted to pay dividends up to a maximum of $20.7 million in 2008 without prior approval from the New York Commissioner of Insurance.  No dividends were paid by SLNY during 2007, 2006 or 2005.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve-month period would exceed the lesser of (i) ten percent of the insurance company’s surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company’s own securities.  INDY is permitted to pay dividends up to a maximum of $2.3 million in 2008 without prior approval from the Rhode Island Commissioner of Insurance.  .No dividends were paid by INDY during 2007, 2006 or 2005.

The Company’s new Vermont domestic insurance company subsidiary, Sun Life Vermont, is permitted to pay dividends only to the extent that its surplus and capital exceeds specified risk-based capital levels.  Sun Life Vermont may declare and pay dividends or distributions with respect to its common stock from its capital and surplus, subject to the following: (i) its total adjusted capital will equal or exceed 200% of its company action level risk-based capital after giving effect to the dividend or distribution and (ii) notice of each dividend or distribution is provided to the Vermont regulator within five days following the payment of the dividend or distribution.  No dividends were paid by Sun Life Vermont during 2007.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

19. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The components of accumulated other comprehensive (loss) income as of December 31 were as follows:

	2007	2006	2005
Unrealized (losses) gains on available-for-sale securities	$ (317,402)	$ 38,400	$ 56,493
Changes in reserves due to unrealized (losses) gains on available-for-sale securities	(26,702)	(9,346)	(22,039)
Unrealized gains (losses) on pension and other postretirement plan adjustments	14,894	(2,332)	(2,834)
Changes in DAC due to unrealized (losses) gains on available-for-sale securities	189,687	(2,719)	(12,842)
Changes in VOBA due to unrealized (losses) gains on available-for-sale securities	-	470	(1,201)
Tax effect and other	47,120	(10,443)	1,683

Accumulated Other Comprehensive (Loss) Income	$ (92,403)	$ 14,030	$ 19,260

20. COMMITMENTS AND CONTINGENCIES

Regulation and Regulatory Developments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants.  Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Litigation, Income Taxes and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends-received-deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2006-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope, and application of new regulations.  The timing, substance, and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the year ended December 31, 2007, the Company recorded a benefit of $12.0 million related to the separate account DRD.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

20. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimatable. Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to six years. As of December 31, 2007, minimum future lease payments under such leases were as follows:

2008	$ 1,377
2009	283
2010	45
Total	$ 1,705

Total rental expense for the years ended December 31, 2007, 2006 and 2005 was $9.4 million, $7.6 million and $8.5 million, respectively.

The Company has four noncancelable sublease agreements that expire on March 31, 2008.  As of December 31, 2007, the minimum future lease payments under the sublease agreements was $0.3 million.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Assurance Company of Canada (U.S.)
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2007, the Company adopted the provisions of the Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109”.

DELOITTE & TOUCHE LLP

/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 27, 2008

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Assets and Liabilities - December 31, 2007

Assets:
Investment in:	Shares	Cost	Value
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	2,806,980	$83,496,084	$82,974,328
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund Sub-Account (CSC)	1,005	19,142	18,101
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	9,288	117,914	135,980
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	5,279,215	74,859,678	77,182,125
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	339,420	7,220,135	7,548,709
Columbia Marsico Growth Portfolio Sub-Account (NNG)	8,598	152,724	191,573
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	346,919	8,511,439	8,752,767
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	846,070	13,385,260	13,240,999
VIP Freedom 2010 Portfolio Sub-Account (F10)	581,309	6,924,153	6,929,208
VIP Freedom 2015 Portfolio Sub-Account (F15)	1,440,316	17,327,233	17,658,270
VIP Freedom 2020 Portfolio Sub-Account (F20)	2,892,448	35,658,046	36,444,849
VIP Mid Cap Svc 2 Sub-Account (FVM)	3,894,960	135,739,077	138,777,417
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	5,505,395	108,856,648	111,153,921
Templeton Developing Markets Securities Fund Sub-Account (TDM)	4,865,836	72,375,374	77,853,382
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	2,718,163	41,685,707	41,968,435
Templeton Foreign Securities Fund Sub-Account (FTI)	24,804,911	405,867,767	502,299,455
Franklin Income Securities Class 2 Sub-Account (ISC)	2,342,240	41,305,324	40,544,176
Franklin Small Cap Value Securities Fund Sub-Account (FVS)	2,204,326	39,836,686	37,693,970
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	455,983	5,706,042	5,745,387
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	1,853,730	30,354,382	31,216,819
Growth & Income Portfolio Sub-Account (LA1)	19,256,480	547,658,791	537,448,360
Growth Opportunities Portfolio Sub-Account (LA9)	4,503,043	65,211,091	73,579,729
Mid Cap Value Portfolio Sub-Account (LA2)	5,567,206	119,654,462	105,220,200
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	7,091,256	79,962,658	76,656,473
Bond Series Sub-Account (BDS)	9,529,929	108,103,729	103,780,922
Capital Appreciation S Class Sub-Account (MFD)	1,166,023	20,395,601	26,282,151
Capital Appreciation Series Sub-Account (CAS)	16,996,396	326,582,853	386,498,048
Capital Opportunities S Class Sub-Account (CO1) (j)	-	-	-
Capital Opportunities Series Sub-Account (COS) (j)	-	-	-
Emerging Growth S Class Sub-Account (MFF)	940,042	14,345,158	20,690,317
Emerging Growth Series Sub-Account (EGS)	10,654,596	176,854,519	238,343,307
Emerging Markets Equity S Class Sub-Account (EM1)	882,500	19,443,956	22,821,441
Emerging Markets Equity Series Sub-Account (EME)	3,522,727	76,583,602	92,084,076
Global Governments S Class Sub-Account (GG1)	356,100	3,858,343	4,023,926
Global Governments Series Sub-Account (GGS)	2,955,772	32,943,492	33,695,804
Global Growth S Class Sub-Account (GG2)	493,232	5,935,306	8,592,095
Global Growth Series Sub-Account (GGR)	7,117,302	80,911,732	124,837,473
Global Total Return S Class Sub-Account (GT2)	1,132,616	18,784,417	19,775,479
Global Total Return Series Sub-Account (GTR)	8,002,671	128,402,040	140,766,980
Government Securities S Class Sub-Account (MFK)	21,996,047	278,543,535	281,769,361
Government Securities Series Sub-Account (GSS)	19,203,660	249,393,492	247,535,174
High Yield S Class Sub-Account (MFC)	20,398,847	136,959,966	132,592,520
High Yield Series Sub-Account (HYS)	22,204,259	148,944,390	145,659,936
International Growth S Class Sub-Account (IG1)	1,508,095	22,467,550	26,436,905
International Growth Series Sub-Account (IGS)	7,071,915	97,006,937	124,677,866
International Investors Trust S Class Sub-Account (MI1)	11,424,792	214,742,676	211,701,396
International Investors Trust Series Sub-Account (MII)	6,091,302	103,631,725	113,785,515
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	9,315,979	90,546,086	107,972,193
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	24,484,436	247,936,064	286,223,058
Massachusetts Investors Trust S Class Sub-Account (MFL)	8,819,883	261,655,380	310,724,470
Massachusetts Investors Trust Series Sub-Account (MIT)	17,383,485	515,834,728	617,287,559

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Assets and Liabilities - December 31, 2007 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Mid Cap Growth S Class Sub-Account (MC1)	4,777,018	$25,281,873	$31,671,628
Mid Cap Growth Series Sub-Account (MCS)	6,685,397	37,714,308	44,925,866
Mid Cap Value S Class Sub-Account (MCV)	1,960,907	21,734,725	21,844,506
Money Market S Class Sub-Account (MM1)	219,493,023	219,493,023	219,493,023
Money Market Series Sub-Account (MMS)	189,029,209	189,029,210	189,029,210
New Discovery S Class Sub-Account (M1A)	8,653,798	123,426,821	138,201,155
New Discovery Series Sub-Account (NWD)	6,099,268	77,427,769	99,052,106
Research S Class Sub-Account (RE1)	1,342,176	21,035,287	28,038,048
Research Series Sub-Account (RES)	12,267,566	200,231,988	258,109,579
Research Growth and Income S Class Sub-Account (RG1)	2,098,810	33,212,615	34,462,465
Research Growth and Income Series Sub-Account (RGS)	12,612,144	205,318,850	208,352,625
Research International S Class Sub-Account (RI1)	9,718,724	167,999,891	191,458,862
Research International Series Sub-Account (RIS)	4,928,287	76,348,162	98,171,475
Strategic Growth S Class Sub-Account (SG1) (j)	-	-	-
Strategic Growth Series Sub-Account (SGS) (j)	-	-	-
Strategic Income S Class Sub-Account (SI1)	1,833,935	19,332,036	18,944,550
Strategic Income Series Sub-Account (SIS)	4,617,441	48,805,249	48,021,387
Strategic Value S Class Sub-Account (SVS)	759,750	7,681,867	7,210,023
Technology S Class Sub-Account (TE1)	553,399	2,526,287	3,552,821
Technology Series Sub-Account (TEC)	3,237,117	15,523,001	21,170,746
Total Return S Class Sub-Account (MFJ)	43,482,280	817,978,481	840,512,468
Total Return Series Sub-Account (TRS)	46,202,097	823,140,811	900,940,904
Utilities S Class Sub-Account (MFE)	3,722,882	79,268,780	109,043,206
Utilities Series Sub-Account (UTS)	11,174,482	168,266,811	329,870,716
Value S Class Sub-Account (MV1)	7,406,549	113,670,178	138,206,204
Value Series Sub-Account (MVS)	13,780,789	197,625,956	258,803,210
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	125,816	2,086,395	2,048,287
Capital Appreciation Fund Sub-Account (OCA)	882,758	33,806,849	41,295,413
Global Securities Fund Sub-Account (OGG)	1,207,352	41,128,747	43,790,664
Main Street Fund Sub-Account (OMG)	27,837,325	633,849,219	706,511,320
Main Street Small Cap Fund Sub-Account (OMS)	942,976	16,660,940	17,001,852
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	906,051	12,472,065	12,385,714
Low Duration Portfolio Sub-Account (PLD)	83,958,283	848,777,972	864,770,314
Real Return Porfolio Sub-Account (PRR)	4,249,495	52,401,540	53,416,156
Total Return Portfolio Sub-Account (PTR)	23,249,454	236,817,231	243,886,776
VIT All Asset Portfolio Sub-Account (PRA)	324,452	3,827,007	3,802,578
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	869,695	10,443,350	11,610,424
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	687,013	8,306,039	7,577,757
Davis Venture Value S Class Sub-Account (SVV)	1,972,051	27,234,423	26,839,611
FI Large Cap Growth Fund Sub-Account (LGF)	217,511	2,197,124	2,312,144
Investment Grade Bond S Class Sub-Account (IGB)	2,496,254	24,010,819	23,839,225
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	7,717,721	112,380,453	99,172,712
Real Estate Fund S Class Sub-Account (SRE)	8,191,201	184,800,000	161,039,015
Real Estate Fund Sub-Account (SC3)	731,297	13,960,066	13,338,861
Sun Capital Money Market S Class Sub-Account (CMM)	1,712,816	1,712,816	1,712,816
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	790,022	11,514,591	10,902,301
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	56,738	1,427,285	1,593,216
Wanger U.S. Smaller Companies Sub-Account (USC)	1,746	62,337	63,311
		$11,294,644,341	$12,447,789,855
Liability:
Payable to Sponsor			(5,196,673)
Net Assets Applicable to Participants			$12,442,593,182

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Assets and Liabilities - December 31, 2007 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Net Assets Applicable to Participants:
Arnhold and S. Bleichroeder Advisers, Inc.
SGI	7,791,583	$82,974,328	$-	$82,974,328
Columbia Funds Variable Insurance Trust
CSC	1,509	18,101	-	18,101
NMT	8,690	135,980	-	135,980
MCC	6,356,718	77,182,125	-	77,182,125
CMG	640,690	7,548,709	-	7,548,709
NNG	14,570	191,573	-	191,573
NMI	522,074	8,752,767	-	8,752,767
Fidelity Variable Insurance Products Funds
FVB	1,234,324	13,240,999	-	13,240,999
F10	585,651	6,929,208	-	6,929,208
F15	1,457,747	17,658,270	-	17,658,270
F20	2,944,857	36,444,849	-	36,444,849
FVM	11,884,177	138,777,417	-	138,777,417
Franklin Templeton Variable Insurance Products Trust
FMS	6,318,116	111,140,044	12,684	111,152,728
TDM	4,360,786	77,853,382	-	77,853,382
FTG	2,128,221	41,968,435	-	41,968,435
FTI	23,555,118	502,145,102	146,958	502,292,060
ISC	3,983,472	40,544,176	-	40,544,176
FVS	1,960,878	37,680,430	12,320	37,692,750
SIC	556,077	5,745,387	-	5,745,387
Lord Abbett Series Fund, Inc.
LAV	2,132,144	31,216,819	-	31,216,819
LA1	30,273,162	537,271,041	169,043	537,440,084
LA9	5,069,578	73,559,835	19,095	73,578,930
LA2	5,809,005	105,180,765	37,126	105,217,891
MFS/Sun Life Series Trust
MF7	6,110,178	76,648,977	6,549	76,655,526
BDS	6,896,916	103,462,624	416,695	103,879,319
MFD	2,498,904	26,269,828	10,030	26,279,858
CAS	26,120,429	382,493,892	3,017,872	385,511,764
CO1 (j)	-	-	-	-
COS (j)	-	-	-	-
MFF	1,464,903	20,689,801	-	20,689,801
EGS	18,485,750	237,356,260	884,096	238,240,356
EM1	808,424	22,821,441	-	22,821,441
EME	2,587,959	91,377,205	534,212	91,911,417
GG1	284,890	4,015,780	7,117	4,022,897
GGS	1,951,821	33,448,014	210,574	33,658,588
GG2	494,318	8,577,925	12,893	8,590,818
GGR	5,626,403	124,068,136	722,877	124,791,013
GT2	1,161,693	19,762,180	12,216	19,774,396
GTR	6,117,487	139,578,943	832,588	140,411,531
MFK	24,954,225	281,546,884	211,166	281,758,050
GSS	15,336,252	246,260,295	1,397,720	247,658,015
MFC	9,231,715	132,507,996	79,726	132,587,722
HYS	8,811,448	144,693,663	611,160	145,304,823
IG1	1,455,023	26,435,969	-	26,435,969
IGS	6,494,572	124,192,666	419,892	124,612,558
MI1	18,793,055	211,701,396	-	211,701,396
MII	4,858,869	113,207,288	506,747	113,714,035

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Assets and Liabilities - December 31, 2007 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Net Assets Applicable to Participants - continued:
MFS/Sun Life Series Trust - continued
M1B	8,274,394	$107,962,070	$9,258	$107,971,328
MIS	30,064,891	285,543,522	630,849	286,174,371
MFL	19,982,665	310,619,113	98,830	310,717,943
MIT	36,869,229	614,124,331	2,662,707	616,787,038
MC1	2,822,330	31,663,965	6,244	31,670,209
MCS	7,235,851	44,853,399	60,741	44,914,140
MCV	1,314,251	21,793,387	50,244	21,843,631
MM1	21,267,373	219,369,892	119,401	219,489,293
MMS	14,742,422	186,897,058	1,627,054	188,524,112
M1A	9,051,054	138,142,971	53,233	138,196,204
NWD	8,362,104	98,770,558	249,236	99,019,794
RE1	1,853,837	28,028,788	8,090	28,036,878
RES	14,094,806	256,616,156	1,202,020	257,818,176
RG1	2,707,973	34,427,559	30,627	34,458,186
RGS	14,862,669	207,786,775	454,633	208,241,408
RI1	7,944,489	191,407,912	48,963	191,456,875
RIS	5,162,219	97,893,773	305,890	98,199,663
SG1 (j)	-	-	-	-
SGS (j)	-	-	-	-
SI1	1,425,992	18,928,001	14,965	18,942,966
SIS	3,392,931	47,841,437	166,441	48,007,878
SVS	511,648	7,210,023	-	7,210,023
TE1	314,493	3,552,821	-	3,552,821
TEC	4,080,642	21,147,048	19,590	21,166,638
MFJ	57,895,390	840,217,561	284,465	840,502,026
TRS	39,711,318	894,435,365	5,221,379	899,656,744
MFE	3,613,171	109,015,415	24,395	109,039,810
UTS	11,423,450	328,581,496	1,020,402	329,601,898
MV1	8,166,089	138,176,759	26,199	138,202,958
MVS	13,437,738	257,728,577	1,005,775	258,734,352
Oppenheimer Variable Account Fund
OBV	199,285	2,048,287	-	2,048,287
OCA	2,405,555	41,281,262	12,932	41,294,194
OGG	2,653,815	43,790,664	-	43,790,664
OMG	44,367,479	706,363,535	140,979	706,504,514
OMS	870,402	17,001,852	-	17,001,852
PIMCO Variable Insurance Trust
PMB	635,006	12,385,714	-	12,385,714
PLD	80,692,069	864,606,014	154,448	864,760,462
PRR	4,125,528	53,416,156	-	53,416,156
PTR	20,114,681	243,830,458	53,245	243,883,703
PRA	340,476	3,802,578	-	3,802,578
PCR	977,885	11,610,424	-	11,610,424
Sun Capital Advisers Trust
SSA	643,565	7,577,757	-	7,577,757
SVV	2,540,048	26,839,611	-	26,839,611
LGF	223,425	2,312,144	-	2,312,144
IGB	2,196,971	23,839,225	-	23,839,225
VSC	10,111,572	99,172,712	-	99,172,712
SRE	10,404,402	161,009,263	28,575	161,037,838
SC3	608,427	13,329,767	8,312	13,338,079
CMM	161,444	1,712,816	-	1,712,816

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Assets and Liabilities - December 31, 2007 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
Net Assets Applicable to Participants - continued:	Units	Value	Annuities	Total
Van Kampen Life Insurance Trust
VLC	1,104,540	$10,902,301	$-	$10,902,301
Wanger Advisors Trust
WTF	109,329	1,593,216	-	1,593,216
USC	5,229	63,311	-	63,311
Net Assets		$12,416,501,704	$26,091,478	$12,442,593,182
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007

	SGI	CSC	NMT	MCC
	Sub-Account (k)	Sub-Account	Sub-Account	Sub-Account (k)
Income and Expenses:
Dividend income	$-	$48	$666	$89,771
Mortality and expense risk charges	(472,803)	(265)	(1,716)	(460,784)
Distribution and administrative expense charges	(56,736)	(32)	(206)	(55,294)
Net investment income (loss)	$(529,539)	$(249)	$(1,256)	$(426,307)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$71,138	$64	$1,881	$253,679
Realized gain distributions	-	1,912	6,671	1,562,809
Net realized gains (losses)	$71,138	$1,976	$8,552	$1,816,488

Net unrealized appreciation (depreciation) on investments:
End of year	$(521,756)	$(1,041)	$18,066	$2,322,447
Beginning of year	-	1,456	5,722	-
Change in unrealized appreciation (depreciation)	$(521,756)	$(2,497)	$12,344	$2,322,447

Realized and unrealized gains (losses)	$(450,618)	$(521)	$20,896	$4,138,935
Increase (Decrease) in net assets from operations	$(980,157)	$(770)	$19,640	$3,712,628

	CMG	NNG	NMI	FVB
	Sub-Account (k)	Sub-Account	Sub-Account	Sub-Account (k)
Income and Expenses:
Dividend income	$-	$187	$2,222	$178,316
Mortality and expense risk charges	(38,964)	(3,578)	(38,973)	(63,235)
Distribution and administrative expense charges	(4,676)	(429)	(4,677)	(7,588)
Net investment income (loss)	$(43,640)	$(3,820)	$(41,428)	$107,493

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$45,441	$15,585	$34,161	$3,697
Realized gain distributions	-	-	80,828	-
Net realized gains (losses)	$45,441	$15,585	$114,989	$3,697

Net unrealized appreciation (depreciation) on investments:
End of year	$328,574	$38,849	$241,328	$(144,261)
Beginning of year	-	13,538	14,496	-
Change in unrealized appreciation (depreciation)	$328,574	$25,311	$226,832	$(144,261)

Realized and unrealized gains (losses)	$374,015	$40,896	$341,821	$(140,564)
Increase (Decrease) in net assets from operations	$330,375	$37,076	$300,393	$(33,071)

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	F10	F15	F20	FVM
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (k)
Income and Expenses:
Dividend income	$153,802	$431,614	$689,731	$309,026
Mortality and expense risk charges	(73,792)	(215,753)	(425,617)	(836,185)
Distribution and administrative expense charges	(8,855)	(25,890)	(51,074)	(100,342)
Net investment income (loss)	$71,155	$189,971	$213,040	$(627,501)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$147,451	$78,379	$282,125	$109,267
Realized gain distributions	150,284	449,035	991,460	-
Net realized gains (losses)	$297,735	$527,414	$1,273,585	$109,267

Net unrealized appreciation (depreciation) on investments:
End of year	$5,055	$331,037	$786,803	$3,038,340
Beginning of year	94,944	259,629	492,573	-
Change in unrealized appreciation (depreciation)	$(89,889)	$71,408	$294,230	$3,038,340

Realized and unrealized gains (losses)	$207,846	$598,822	$1,567,815	$3,147,607
Increase (Decrease) in net assets from operations	$279,001	$788,793	$1,780,855	$2,520,106

	FMS	TDM	FTG	FTI
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,185,387	$692,776	$428,329	$10,074,196
Mortality and expense risk charges	(1,364,012)	(563,636)	(522,494)	(8,112,879)
Distribution and administrative expense charges	(163,681)	(67,636)	(62,699)	(973,545)
Net investment income (loss)	$(342,306)	$61,504	$(156,864)	$987,772

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,226,199	$1,016,667	$874,028	$29,857,939
Realized gain distributions	2,902,209	2,262,751	1,366,666	22,978,024
Net realized gains (losses)	$5,128,408	$3,279,418	$2,240,694	$52,835,963

Net unrealized appreciation (depreciation) on investments:
End of year	$2,297,273	$5,478,008	$282,728	$96,431,688
Beginning of year	7,536,344	891,483	2,624,808	86,345,350
Change in unrealized appreciation (depreciation)	$(5,239,071)	$4,586,525	$(2,342,080)	$10,086,338

Realized and unrealized gains (losses)	$(110,663)	$7,865,943	$(101,386)	$62,922,301
Increase (Decrease) in net assets from operations	$(452,969)	$7,927,447	$(258,250)	$63,910,073

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	ISC	FVS	SIC	LAV
	Sub-Account (k)	Sub-Account	Sub-Account (k)	Sub-Account
Income and Expenses:
Dividend income	$344,808	$252,179	$60,743	$156,053
Mortality and expense risk charges	(240,988)	(612,294)	(27,486)	(433,993)
Distribution and administrative expense charges	(28,919)	(73,475)	(3,298)	(52,079)
Net investment income (loss)	$74,901	$(433,590)	$29,959	$(330,019)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(55,406)	$1,941,020	$(23,725)	$895,471
Realized gain distributions	63,946	2,593,138	3,461	1,168,200
Net realized gains (losses)	$8,540	$4,534,158	$(20,264)	$2,063,671

Net unrealized appreciation (depreciation) on investments:
End of year	$(761,148)	$(2,142,716)	$39,345	$862,437
Beginning of year	-	4,026,641	-	1,529,977
Change in unrealized appreciation (depreciation)	$(761,148)	$(6,169,357)	$39,345	$(667,540)

Realized and unrealized gains (losses)	$(752,608)	$(1,635,199)	$19,081	$1,396,131
Increase (Decrease) in net assets from operations	$(677,707)	$(2,068,789)	$49,040	$1,066,112

	LA1	LA9	LA2	MF7
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$6,604,816	$-	$472,337	$4,322,226
Mortality and expense risk charges	(6,653,464)	(1,129,692)	(1,603,175)	(1,111,238)
Distribution and administrative expense charges	(798,416)	(135,563)	(192,381)	(133,349)
Net investment income (loss)	$(847,064)	$(1,265,255)	$(1,323,219)	$3,077,639

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,731,181	$3,551,735	$2,038,424	$(1,907,910)
Realized gain distributions	36,421,892	6,073,812	13,885,484	-
Net realized gains (losses)	$38,153,073	$9,625,547	$15,923,908	$(1,907,910)

Net unrealized appreciation (depreciation) on investments:
End of year	$(10,210,431)	$8,368,638	$(14,434,262)	$(3,306,185)
Beginning of year	24,637,136	4,559,822	2,697,087	(3,398,900)
Change in unrealized appreciation (depreciation)	$(34,847,567)	$3,808,816	$(17,131,349)	$92,715

Realized and unrealized gains (losses)	$3,305,506	$13,434,363	$(1,207,441)	$(1,815,195)
Increase (Decrease) in net assets from operations	$2,458,442	$12,169,108	$(2,530,660)	$1,262,444

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	BDS	MFD	CAS	CO1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (j)
Income and Expenses:
Dividend income	$7,064,633	$-	$837,861	$59,350
Mortality and expense risk charges	(1,462,873)	(383,060)	(5,278,515)	(115,014)
Distribution and administrative expense charges	(175,545)	(45,967)	(633,422)	(13,802)
Net investment income (loss)	$5,426,215	$(429,027)	$(5,074,076)	$(69,466)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(2,957,466)	$2,025,567	$(2,422,855)	$5,406,194
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(2,957,466)	$2,025,567	$(2,422,855)	$5,406,194

Net unrealized appreciation (depreciation) on investments:
End of year	$(4,322,807)	$5,886,550	$59,915,195	$-
Beginning of year	(4,131,388)	4,975,545	13,028,919	3,741,609
Change in unrealized appreciation (depreciation)	$(191,419)	$911,005	$46,886,276	$(3,741,609)

Realized and unrealized gains (losses)	$(3,148,885)	$2,936,572	$44,463,421	$1,664,585
Increase (Decrease) in net assets from operations	$2,277,330	$2,507,545	$39,389,345	$1,595,119

	COS	MFF	EGS	EM1
	Sub-Account (j)	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,126,733	$-	$-	$389,417
Mortality and expense risk charges	(1,041,150)	(286,393)	(3,256,163)	(306,721)
Distribution and administrative expense charges	(124,938)	(34,367)	(390,740)	(36,807)
Net investment income (loss)	$(39,355)	$(320,760)	$(3,646,903)	$45,889

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$17,298,523	$1,779,941	$5,549,744	$1,680,960
Realized gain distributions	-	-	-	4,095,128
Net realized gains (losses)	$17,298,523	$1,779,941	$5,549,744	$5,776,088

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$6,345,159	$61,488,788	$3,377,485
Beginning of year	1,172,757	4,337,182	17,923,187	3,146,647
Change in unrealized appreciation (depreciation)	$(1,172,757)	$2,007,977	$43,565,601	$230,838

Realized and unrealized gains (losses)	$16,125,766	$3,787,918	$49,115,345	$6,006,926
Increase (Decrease) in net assets from operations	$16,086,411	$3,467,158	$45,468,442	$6,052,815

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	EME	GG1	GGS	GG2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,820,707	$64,591	$703,977	$122,711
Mortality and expense risk charges	(1,161,648)	(50,890)	(438,402)	(121,817)
Distribution and administrative expense charges	(139,398)	(6,107)	(52,608)	(14,618)
Net investment income (loss)	$519,661	$7,594	$212,967	$(13,724)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$13,751,651	$(43,581)	$(1,005,448)	$763,954
Realized gain distributions	17,510,064	-	-	-
Net realized gains (losses)	$31,261,715	$(43,581)	$(1,005,448)	$763,954

Net unrealized appreciation (depreciation) on investments:
End of year	$15,500,474	$165,583	$752,312	$2,656,789
Beginning of year	21,066,822	(115,033)	(2,335,349)	2,501,296
Change in unrealized appreciation (depreciation)	$(5,566,348)	$280,616	$3,087,661	$155,493

Realized and unrealized gains (losses)	$25,695,367	$237,035	$2,082,213	$919,447
Increase (Decrease) in net assets from operations	$26,215,028	$244,629	$2,295,180	$905,723

	GGR	GT2	GTR	MFK
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,273,376	$382,940	$3,299,565	$13,555,872
Mortality and expense risk charges	(1,710,848)	(261,742)	(1,896,756)	(4,446,448)
Distribution and administrative expense charges	(205,302)	(31,409)	(227,611)	(533,574)
Net investment income (loss)	$357,226	$89,789	$1,175,198	$8,575,850

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$12,581,196	$619,747	$6,887,643	$(3,552,381)
Realized gain distributions	-	1,746,265	13,547,584	-
Net realized gains (losses)	$12,581,196	$2,366,012	$20,435,227	$(3,552,381)

Net unrealized appreciation (depreciation) on investments:
End of year	$43,925,741	$991,062	$12,364,940	$3,225,826
Beginning of year	41,795,991	2,192,948	23,331,082	(6,102,905)
Change in unrealized appreciation (depreciation)	$2,129,750	$(1,201,886)	$(10,966,142)	$9,328,731

Realized and unrealized gains (losses)	$14,710,946	$1,164,126	$9,469,085	$5,776,350
Increase (Decrease) in net assets from operations	$15,068,172	$1,253,915	$10,644,283	$14,352,200

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	GSS	MFC	HYS	IG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$13,143,292	$8,811,435	$12,782,061	$255,123
Mortality and expense risk charges	(3,336,065)	(1,913,407)	(2,154,825)	(321,734)
Distribution and administrative expense charges	(400,328)	(229,609)	(258,579)	(38,608)
Net investment income (loss)	$9,406,899	$6,668,419	$10,368,657	$(105,219)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(5,789,686)	$(339,994)	$423,897	$2,507,816
Realized gain distributions	-	-	-	3,205,120
Net realized gains (losses)	$(5,789,686)	$(339,994)	$423,897	$5,712,936

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,858,318)	$(4,367,446)	$(3,284,454)	$3,969,355
Beginning of year	(12,550,984)	2,374,320	6,126,830	6,633,497
Change in unrealized appreciation (depreciation)	$10,692,666	$(6,741,766)	$(9,411,284)	$(2,664,142)

Realized and unrealized gains (losses)	$4,902,980	$(7,081,760)	$(8,987,387)	$3,048,794
Increase (Decrease) in net assets from operations	$14,309,879	$(413,341)	$1,381,270	$2,943,575

	IGS	MI1	MII	M1B
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,849,691	$728,822	$2,080,214	$104,888
Mortality and expense risk charges	(1,704,379)	(1,418,487)	(1,629,062)	(1,488,928)
Distribution and administrative expense charges	(204,525)	(170,218)	(195,487)	(178,671)
Net investment income (loss)	$(59,213)	$(859,883)	$255,665	$(1,562,711)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$15,996,023	$908,180	$13,102,666	$6,019,760
Realized gain distributions	19,500,569	5,666,427	15,499,548	-
Net realized gains (losses)	$35,496,592	$6,574,607	$28,602,214	$6,019,760

Net unrealized appreciation (depreciation) on investments:
End of year	$27,670,929	$(3,041,280)	$10,153,790	$17,426,105
Beginning of year	44,917,676	2,486,383	31,498,352	13,496,878
Change in unrealized appreciation (depreciation)	$(17,246,747)	$(5,527,663)	$(21,344,562)	$3,929,227

Realized and unrealized gains (losses)	$18,249,845	$1,046,944	$7,257,652	$9,948,987
Increase (Decrease) in net assets from operations	$18,190,632	$187,061	$7,513,317	$8,386,276

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	MIS	MFL	MIT	MC1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,095,953	$3,204,380	$8,276,571	$-
Mortality and expense risk charges	(3,920,317)	(4,981,308)	(8,957,560)	(511,950)
Distribution and administrative expense charges	(470,438)	(597,757)	(1,074,907)	(61,434)
Net investment income (loss)	$(3,294,802)	$(2,374,685)	$(1,755,896)	$(573,384)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(12,150,016)	$10,464,466	$7,368,859	$2,647,730
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(12,150,016)	$10,464,466	$7,368,859	$2,647,730

Net unrealized appreciation (depreciation) on investments:
End of year	$38,286,994	$49,069,090	$101,452,831	$6,389,755
Beginning of year	(5,626,129)	44,604,682	73,274,903	5,718,267
Change in unrealized appreciation (depreciation)	$43,913,123	$4,464,408	$28,177,928	$671,488

Realized and unrealized gains (losses)	$31,763,107	$14,928,874	$35,546,787	$3,319,218
Increase (Decrease) in net assets from operations	$28,468,305	$12,554,189	$33,790,891	$2,745,834

	MCS	MCV Sub-Account	MM1	MMS
	Sub-Account		Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$19,627	$117,840	$8,154,877	$9,039,051
Mortality and expense risk charges	(672,234)	(366,417)	(2,870,154)	(2,426,420)
Distribution and administrative expense charges	(80,668)	(43,970)	(344,418)	(291,170)
Net investment income (loss)	$(733,275)	$(292,547)	$4,940,305	$6,321,461

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$5,385,885	$704,416	$-	$-
Realized gain distributions	-	940,902	-	-
Net realized gains (losses)	$5,385,885	$1,645,318	$-	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$7,211,558	$109,781	$-	$-
Beginning of year	7,633,258	1,339,357	-	-
Change in unrealized appreciation (depreciation)	$(421,700)	$(1,229,576)	$-	$-

Realized and unrealized gains (losses)	$4,964,185	$415,742	$-	$-
Increase (Decrease) in net assets from operations	$4,230,910	$123,195	$4,940,305	$6,321,461

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	M1A	NWD	RE1	RES
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$177,691	$2,368,535
Mortality and expense risk charges	(2,196,193)	(1,550,011)	(420,935)	(3,561,075)
Distribution and administrative expense charges	(263,543)	(186,001)	(50,512)	(427,329)
Net investment income (loss)	$(2,459,736)	$(1,736,012)	$(293,756)	$(1,619,869)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$5,059,725	$9,313,256	$2,236,724	$7,068,936
Realized gain distributions	3,758,980	3,168,273	-	-
Net realized gains (losses)	$8,818,705	$12,481,529	$2,236,724	$7,068,936

Net unrealized appreciation (depreciation) on investments:
End of year	$14,774,334	$21,624,337	$7,002,761	$57,877,591
Beginning of year	20,402,707	29,702,508	5,827,719	31,463,761
Change in unrealized appreciation (depreciation)	$(5,628,373)	$(8,078,171)	$1,175,042	$26,413,830

Realized and unrealized gains (losses)	$3,190,332	$4,403,358	$3,411,766	$33,482,766
Increase (Decrease) in net assets from operations	$730,596	$2,667,346	$3,118,010	$31,862,897

	RG1	RGS	RI1	RIS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$40,027	$369,212	$1,622,418	$1,242,995
Mortality and expense risk charges	(334,876)	(2,031,750)	(2,744,353)	(1,431,664)
Distribution and administrative expense charges	(40,185)	(243,810)	(329,322)	(171,800)
Net investment income (loss)	$(335,034)	$(1,906,348)	$(1,451,257)	$(360,469)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$816,081	$12,712,287	$8,851,443	$15,174,782
Realized gain distributions	1,656,791	8,792,753	18,712,002	12,210,156
Net realized gains (losses)	$2,472,872	$21,505,040	$27,563,445	$27,384,938

Net unrealized appreciation (depreciation) on investments:
End of year	$1,249,850	$3,033,775	$23,458,971	$21,823,313
Beginning of year	2,785,104	18,694,136	31,991,125	36,811,174
Change in unrealized appreciation (depreciation)	$(1,535,254)	$(15,660,361)	$(8,532,154)	$(14,987,861)

Realized and unrealized gains (losses)	$937,618	$5,844,679	$19,031,291	$12,397,077
Increase (Decrease) in net assets from operations	$602,584	$3,938,331	$17,580,034	$12,036,608

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	SG1	SGS	SI1	SIS
	Sub-Account (j)	Sub-Account (j)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$30,983	$1,034,821	$2,826,480
Mortality and expense risk charges	(292,721)	(184,404)	(283,501)	(666,159)
Distribution and administrative expense charges	(35,126)	(22,128)	(34,020)	(79,939)
Net investment income (loss)	$(327,847)	$(175,549)	$717,300	$2,080,382

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,651,615	$5,993,733	$(61,146)	$(182,539)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$7,651,615	$5,993,733	$(61,146)	$(182,539)

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$-	$(387,486)	$(783,862)
Beginning of year	4,783,277	3,834,880	(72,937)	110,671
Change in unrealized appreciation (depreciation)	$(4,783,277)	$(3,834,880)	$(314,549)	$(894,533)

Realized and unrealized gains (losses)	$2,868,338	$2,158,853	$(375,695)	$(1,077,072)
Increase (Decrease) in net assets from operations	$2,540,491	$1,983,304	$341,605	$1,003,310

	SVS	TE1	TEC	MFJ
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$128,507	$-	$-	$21,608,259
Mortality and expense risk charges	(128,112)	(42,849)	(252,803)	(12,283,003)
Distribution and administrative expense charges	(15,373)	(5,142)	(30,336)	(1,473,960)
Net investment income (loss)	$(14,978)	$(47,991)	$(283,139)	$7,851,296

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$259,033	$307,680	$1,783,165	$10,589,763
Realized gain distributions	594,422	-	-	31,459,984
Net realized gains (losses)	$853,455	$307,680	$1,783,165	$42,049,747

Net unrealized appreciation (depreciation) on investments:
End of year	$(471,844)	$1,026,534	$5,647,745	$22,533,987
Beginning of year	624,831	767,671	4,053,421	55,433,712
Change in unrealized appreciation (depreciation)	$(1,096,675)	$258,863	$1,594,324	$(32,899,725)

Realized and unrealized gains (losses)	$(243,220)	$566,543	$3,377,489	$9,150,022
Increase (Decrease) in net assets from operations	$(258,198)	$518,552	$3,094,350	$17,001,318
(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	TRS	MFE	UTS	MV1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$30,213,439	$952,956	$4,509,071	$1,917,428
Mortality and expense risk charges	(12,697,707)	(1,313,838)	(4,339,004)	(2,104,836)
Distribution and administrative expense charges	(1,523,725)	(157,661)	(520,681)	(252,580)
Net investment income (loss)	$15,992,007	$(518,543)	$(350,614)	$(439,988)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$27,075,991	$7,936,076	$37,208,278	$9,560,247
Realized gain distributions	40,727,573	-	-	8,133,251
Net realized gains (losses)	$67,803,564	$7,936,076	$37,208,278	$17,693,498

Net unrealized appreciation (depreciation) on investments:
End of year	$77,800,093	$29,774,426	$161,603,905	$24,536,026
Beginning of year	129,535,798	18,020,622	118,258,903	33,572,765
Change in unrealized appreciation (depreciation)	$(51,735,705)	$11,753,804	$43,345,002	$(9,036,739)

Realized and unrealized gains (losses)	$16,067,859	$19,689,880	$80,553,280	$8,656,759
Increase (Decrease) in net assets from operations	$32,059,866	$19,171,337	$80,202,666	$8,216,771

	MVS	OBV	OCA	OGG
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,805,998	$833	$4,003	$406,796
Mortality and expense risk charges	(3,875,596)	(11,567)	(707,191)	(614,809)
Distribution and administrative expense charges	(465,071)	(1,388)	(84,863)	(73,777)
Net investment income (loss)	$465,331	$(12,122)	$(788,051)	$(281,790)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$30,660,076	$809	$3,114,782	$1,233,692
Realized gain distributions	17,456,751	2,864	-	1,701,234
Net realized gains (losses)	$48,116,827	$3,673	$3,114,782	$2,934,926

Net unrealized appreciation (depreciation) on investments:
End of year	$61,177,254	$(38,108)	$7,488,564	$2,661,917
Beginning of year	90,080,125	-	5,027,664	3,927,889
Change in unrealized appreciation (depreciation)	$(28,902,871)	$(38,108)	$2,460,900	$(1,265,972)

Realized and unrealized gains (losses)	$19,213,956	$(34,435)	$5,575,682	$1,668,954
Increase (Decrease) in net assets from operations	$19,679,287	$(46,557)	$4,787,631	$1,387,164

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	OMG	OMS	PMB	PLD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,491,734	$31,655	$645,278	$31,149,061
Mortality and expense risk charges	(9,645,745)	(309,369)	(183,020)	(10,350,124)
Distribution and administrative expense charges	(1,157,489)	(37,124)	(21,962)	(1,242,015)
Net investment income (loss)	$(6,311,500)	$(314,838)	$440,296	$19,556,922

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,564,726	$1,300,784	$80,124	$(385,400)
Realized gain distributions	-	684,604	242,738	-
Net realized gains (losses)	$7,564,726	$1,985,388	$322,862	$(385,400)

Net unrealized appreciation (depreciation) on investments:
End of year	$72,662,101	$340,912	$(86,351)	$15,992,342
Beginning of year	65,051,556	2,530,944	260,594	(3,831,703)
Change in unrealized appreciation (depreciation)	$7,610,545	$(2,190,032)	$(346,945)	$19,824,045

Realized and unrealized gains (losses)	$15,175,271	$(204,644)	$(24,083)	$19,438,645
Increase (Decrease) in net assets from operations	$8,863,771	$(519,482)	$416,213	$38,995,567

	PRR	PTR	PRA	PCR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,070,864	$6,846,681	$249,607	$395,741
Mortality and expense risk charges	(714,793)	(2,251,313)	(47,775)	(122,146)
Distribution and administrative expense charges	(85,775)	(270,158)	(5,733)	(14,657)
Net investment income (loss)	$1,270,296	$4,325,210	$196,099	$258,938

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(637,087)	$(199,728)	$(451)	$95,790
Realized gain distributions	125,011	-	-	-
Net realized gains (losses)	$(512,076)	$(199,728)	$(451)	$95,790

Net unrealized appreciation (depreciation) on investments:
End of year	$1,014,616	$7,069,546	$(24,429)	$1,167,074
Beginning of year	(2,305,606)	(1,587,302)	(11,013)	(264,119)
Change in unrealized appreciation (depreciation)	$3,320,222	$8,656,848	$(13,416)	$1,431,193

Realized and unrealized gains (losses)	$2,808,146	$8,457,120	$(13,867)	$1,526,983
Increase (Decrease) in net assets from operations	$4,078,442	$12,782,330	$182,232	$1,785,921

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	SSA	SVV	LGF	IGB
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$47,246	$70,788	$-	$815,007
Mortality and expense risk charges	(110,090)	(172,251)	(26,141)	(262,384)
Distribution and administrative expense charges	(13,211)	(20,670)	(3,137)	(31,486)
Net investment income (loss)	$(76,055)	$(122,133)	$(29,278)	$521,137

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$75,990	$40,195	$24,771	$(80,573)
Realized gain distributions	486,022	-	5,497	-
Net realized gains (losses)	$562,012	$40,195	$30,268	$(80,573)

Net unrealized appreciation (depreciation) on investments:
End of year	$(728,282)	$(394,812)	$115,020	$(171,594)
Beginning of year	387,293	-	42,910	(32,930)
Change in unrealized appreciation (depreciation)	$(1,115,575)	$(394,812)	$72,110	$(138,664)

Realized and unrealized gains (losses)	$(553,563)	$(354,617)	$102,378	$(219,237)
Increase (Decrease) in net assets from operations	$(629,618)	$(476,750)	$73,100	$301,900

	VSC	SRE	SC3	CMM
	Sub-Account (k)	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$1,684,908	$227,689	$66,783
Mortality and expense risk charges	(597,862)	(2,075,411)	(290,012)	(22,855)
Distribution and administrative expense charges	(71,744)	(249,049)	(34,801)	(2,743)
Net investment income (loss)	$(669,606)	$(639,552)	$(97,124)	$41,185

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(48,816)	$1,946,989	$2,473,842	$-
Realized gain distributions	7,104,922	16,799,436	1,896,127	-
Net realized gains (losses)	$7,056,106	$18,746,425	$4,369,969	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$(13,207,741)	$(23,760,985)	$(621,205)	$-
Beginning of year	-	18,097,465	6,046,756	-
Change in unrealized appreciation (depreciation)	$(13,207,741)	$(41,858,450)	$(6,667,961)	$-

Realized and unrealized gains (losses)	$(6,151,635)	$(23,112,025)	$(2,297,992)	$-
Increase (Decrease) in net assets from operations	$(6,821,241)	$(23,751,577)	$(2,395,116)	$41,185

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	VLC	WTF	USC
	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$52	$-	$-
Mortality and expense risk charges	(65,653)	(21,594)	(759)
Distribution and administrative expense charges	(7,878)	(2,591)	(91)
Net investment income (loss)	$(73,479)	$(24,185)	$(850)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(14,785)	$48,932	$121
Realized gain distributions	744	21,856	1,697
Net realized gains (losses)	$(14,041)	$70,788	$1,818

Net unrealized appreciation (depreciation) on investments:
End of year	$(612,290)	$165,931	$974
Beginning of year	-	141,870	1,403
Change in unrealized appreciation (depreciation)	$(612,290)	$24,061	$(429)

Realized and unrealized gains (losses)	$(626,331)	$94,849	$1,389
Increase (Decrease) in net assets from operations	$(699,810)	$70,664	$539

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

	SGI		CSC		NMT		MCC		CMG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (k)	2006	2007	2006	2007	2006	2007 (k)	2006	2007 (k)	2006
Operations:
Net investment income (loss)	$(529,539)	$-	$(249)	$(114)	$(1,256)	$(313)	$(426,307)	$-	$(43,640)	$-
Net realized gains (losses)	71,138	-	1,976	185	8,552	625	1,816,488	-	45,441	-
Net unrealized gains (losses)	(521,756)	-	(2,497)	1,436	12,344	5,746	2,322,447	-	328,574	-
Increase (Decrease) in net assets from operations	$(980,157)	$-	$(770)	$1,507	$19,640	$6,058	$3,712,628	$-	$330,375	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$65,846,491	$-	$-	$9,915	$39,106	$61,037	$59,908,830	$-	$5,920,249	$-
Net transfers between Sub-Accounts and
Fixed Account	18,942,858	-	1,282	35	(4,292)	10,788	14,261,897	-	1,352,946	-
Withdrawals, surrenders, annuitizations and
contract charges	(834,864)	-	(61)	(7)	(1,561)	-	(701,230)	-	(54,861)	-
Net accumulation activity	$83,954,485	$-	$1,221	$9,943	$33,253	$71,825	$73,469,497	$-	$7,218,334	$-

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-

Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Increase (Decrease) in net assets from contract
owner transactions	$83,954,485	$-	$1,221	$9,943	$33,253	$71,825	$73,469,497	$-	$7,218,334	$-

Increase (Decrease) in net assets	$82,974,328	$-	$451	$11,450	$52,893	$77,883	$77,182,125	$-	$7,548,709	$-

Net Assets:
Beginning of year	$-	$-	$17,650	$6,200	$83,087	$5,204	$-	$-	$-	$-
End of year	$82,974,328	$-	$18,101	$17,650	$135,980	$83,087	$77,182,125	$-	$7,548,709	$-

Unit Transactions:
Beginning of year	-	-	1,411	583	6,233	462	-	-	-	-
Purchased	6,114,623	-	-	826	2,825	4,870	5,221,770	-	526,212	-
Transferred between Sub-Accounts and Fixed
Accumulation Account	1,758,234	-	103	3	(264)	901	1,217,807	-	121,380	-
Withdrawn, Surrendered, and Annuitized	(81,274)	-	(5)	(1)	(104)	-	(82,859)	-	(6,902)	-

End of year	7,791,583	-	1,509	1,411	8,690	6,233	6,356,718	-	640,690	-

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	NNG		NMI		FVB		F10		F15
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (k)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(3,820)	$(1,705)	$(41,428)	$(614)	$107,493	$-	$71,155	$22,067	$189,971	$25,617
Net realized gains (losses)	15,585	158	114,989	1,301	3,697	-	297,735	32,882	527,414	77,580
Net unrealized gains (losses)	25,311	11,040	226,832	13,230	(144,261)	-	(89,889)	96,523	71,408	261,343
Increase (Decrease) in net assets from operations	$37,076	$9,493	$300,393	$13,917	$(33,071)	$-	$279,001	$151,472	$788,793	$364,540

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$-	$71,000	$4,686,269	$121,430	$11,284,487	$-	$3,000,621	$1,158,982	$5,208,788	$6,031,331
Net transfers between Sub-Accounts and
Fixed Account	(70,920)	95,841	3,698,982	14,492	2,024,387	-	917,950	1,435,328	4,077,064	1,773,873
Withdrawals, surrenders, annuitizations and
contract charges	(1,179)	(74)	(98,222)	-	(34,804)	-	(242,462)	(15,247)	(505,227)	(349,436)
Net accumulation activity	$(72,099)	$166,767	$8,287,029	$135,922	$13,274,070	$-	$3,676,109	$2,579,063	$8,780,625	$7,455,768

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(72,099)	$166,767	$8,287,029	$135,922	$13,274,070	$-	$3,676,109	$2,579,063	$8,780,625	$7,455,768

Increase (Decrease) in net assets	$(35,023)	$176,260	$8,587,422	$149,839	$13,240,999	$-	$3,955,110	$2,730,535	$9,569,418	$7,820,308

Net Assets:
Beginning of year	$226,596	$50,336	$165,345	$15,506	$-	$-	$2,974,098	$243,563	$8,088,852	$268,544
End of year	$191,573	$226,596	$8,752,767	$165,345	$13,240,999	$-	$6,929,208	$2,974,098	$17,658,270	$8,088,852

Unit Transactions:
Beginning of year	19,841	4,598	11,385	1,299	-	-	268,016	23,605	715,554	25,858
Purchased	-	6,398	300,401	8,938	1,049,762	-	261,167	133,187	438,948	559,998
Transferred between Sub-Accounts and Fixed
Accumulation Account	(5,177)	8,852	227,995	1,148	187,797	-	77,586	136,506	345,411	164,200
Withdrawn, Surrendered, and Annuitized	(94)	(7)	(17,707)	-	(3,235)	-	(21,118)	(25,282)	(42,166)	(34,502)
End of year	14,570	19,841	522,074	11,385	1,234,324	-	585,651	268,016	1,457,747	715,554

(k) For the period March   5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	F20		FVM		FMS		TDM		FTG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (k)	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$213,040	$105,359	$(627,501)	$-	$(342,306)	$(234,449)	$61,504	$(21,509)	$(156,864)	$(81,285)
Net realized gains (losses)	1,273,585	222,100	109,267	-	5,128,408	2,552,491	3,279,418	95,614	2,240,694	757,389
Net unrealized gains (losses)	294,230	493,030	3,038,340	-	(5,239,071)	4,231,002	4,586,525	861,925	(2,342,080)	2,035,968
Increase (Decrease) in net assets from
operations	$1,780,855	$820,489	$2,520,106	$-	$(452,969)	$6,549,044	$7,927,447	$936,030	$(258,250)	$2,712,072

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$14,466,914	$10,650,714	$112,628,706	$-	$49,979,954	$17,932,205	$54,816,444	$4,074,300	$18,162,024	$7,237,072
Net transfers between Sub-Accounts and
Fixed Account	6,859,478	3,509,402	25,354,571	-	9,701,085	9,288,424	9,311,256	1,572,821	3,829,450	4,227,979
Withdrawals, surrenders, annuitizations and
contract charges	(1,646,550)	(104,396)	(1,725,966)	-	(6,142,981)	(3,675,200)	(1,417,777)	(291,976)	(1,857,863)	(545,397)
Net accumulation activity	$19,679,842	$14,055,720	$136,257,311	$-	$53,538,058	$23,545,429	$62,709,923	$5,355,145	$20,133,611	$10,919,654

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(2,429)	(2,196)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(260)	(363)	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$(2,689)	$(2,559)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$19,679,842	$14,055,720	$136,257,311	$-	$53,535,369	$23,542,870	$62,709,923	$5,355,145	$20,133,611	$10,919,654

Increase (Decrease) in net assets	$21,460,697	$14,876,209	$138,777,417	$-	$53,082,400	$30,091,914	$70,637,370	$6,291,175	$19,875,361	$13,631,726

Net Assets:
Beginning of year	$14,984,152	$107,943	$-	$-	$58,070,328	$27,978,414	$7,216,012	$924,837	$22,093,074	$8,461,348
End of year	$36,444,849	$14,984,152	$138,777,417	$-	$111,152,728	$58,070,328	$77,853,382	$7,216,012	$41,968,435	$22,093,074

Unit Transactions:
Beginning of year	1,308,908	10,353	-	-	3,368,514	1,886,907	511,631	82,552	1,134,629	518,022
Purchased	1,266,324	1,005,397	9,897,828	-	2,765,022	1,125,797	3,385,335	329,220	895,454	404,263
Transferred between Sub-Accounts and Fixed Accumulation Account	570,795	321,718	2,190,917	-	543,065	593,573	564,446	125,107	192,070	242,351
Withdrawn, Surrendered, and Annuitized	(201,170)	(28,560)	(204,568)	-	(358,485)	(237,763)	(100,626)	(25,248)	(93,932)	(30,007)
End of year	2,944,857	1,308,908	11,884,177	-	6,318,116	3,368,514	4,360,786	511,631	2,128,221	1,134,629
(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	FTI		ISC		FVS		SIC		LAV
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (k)	2006	2007	2006	2007 (k)	2006	2007	2006
Operations:
Net investment income (loss)	$987,772	$(1,949,558)	$74,901	$-	$(433,590)	$(302,895)	$29,959	$-	$(330,019)	$(147,845)
Net realized gains (losses)	52,835,963	6,971,300	8,540	-	4,534,158	2,290,414	(20,264)	-	2,063,671	1,071,701
Net unrealized gains (losses)	10,086,338	56,227,353	(761,148)	-	(6,169,357)	1,380,519	39,345	-	(667,540)	752,919
Increase (Decrease) in net assets from
operations	$63,910,073	$61,249,095	$(677,707)	$-	$(2,068,789)	$3,368,038	$49,040	$-	$1,066,112	$1,676,775

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$53,353,349	$144,049,990	$30,398,015	$-	$10,658,874	$8,433,637	$3,745,076	$-	$9,053,961	$9,639,253
Net transfers between Sub-Accounts and
Fixed Account	(29,738,016)	26,759,979	11,488,143	-	504,856	3,194,026	2,251,144	-	1,369,043	2,976,799
Withdrawals, surrenders, annuitizations and
contract charges	(34,710,111)	(19,539,053)	(664,275)	-	(3,415,384)	(1,599,488)	(299,873)	-	(1,610,844)	(1,284,681)
Net accumulation activity	$(11,094,778)	$151,270,916	$41,221,883	$-	$7,748,346	$10,028,175	$5,696,347	$-	$8,812,160	$11,331,371

Annuitization Activity:
Annuitizations	$95,020	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(25,320)	(12,275)	-	-	(2,555)	(2,401)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(4,550)	(1,428)	-	-	(198)	(377)	-	-	-	-
Net annuitization activity	$65,150	$(13,703)	$-	$-	$(2,753)	$(2,778)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(11,029,628)	$151,257,213	$41,221,883	$-	$7,745,593	$10,025,397	$5,696,347	$-	$8,812,160	$11,331,371

Increase (Decrease) in net assets	$52,880,445	$212,506,308	$40,544,176	$-	$5,676,804	$13,393,435	$5,745,387	$-	$9,878,272	$13,008,146

Net Assets:
Beginning of year	$449,411,615	$236,905,307	$-	$-	$32,015,946	$18,622,511	$-	$-	$21,338,547	$8,330,401
End of year	$502,292,060	$449,411,615	$40,544,176	$-	$37,692,750	$32,015,946	$5,745,387	$-	$31,216,819	$21,338,547

Unit Transactions:
Beginning of year	23,906,416	15,021,292	-	-	1,597,154	1,065,024	-	-	1,530,051	673,060
Purchased	2,770,455	8,501,667	2,940,282	-	509,404	446,568	365,706	-	631,107	725,675
Transferred between Sub-Accounts and Fixed Accumulation Account
	(1,380,657)	1,576,633	1,112,795	-	22,542	170,833	220,113	-	95,287	225,941
Withdrawn, Surrendered, and Annuitized	(1,741,096)	(1,193,176)	(69,605)	-	(168,222)	(85,271)	(29,742)	-	(124,301)	(94,625)
End of year	23,555,118	23,906,416	3,983,472	-	1,960,878	1,597,154	556,077	-	2,132,144	1,530,051

(k) For the period March   5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	LA1		LA9		LA2		MF7		BDS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(847,064)	$(565,458)	$(1,265,255)	$(783,542)	$(1,323,219)	$(714,382)	$3,077,639	$3,239,683	$5,426,215	$6,062,225
Net realized gains (losses)	38,153,073	11,062,770	9,625,547	1,086,124	15,923,908	6,949,356	(1,907,910)	(625,930)	(2,957,466)	(560,119)
Net unrealized gains (losses)	(34,847,567)	22,787,968	3,808,816	2,362,173	(17,131,349)	775,661	92,715	(323,132)	(191,419)	(1,218,764)
Increase (Decrease) in net assets from
operations	$2,458,442	$33,285,280	$12,169,108	$2,664,755	$(2,530,660)	$7,010,635	$1,262,444	$2,290,621	$2,277,330	$4,283,342

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$205,629,540	$90,941,531	$9,122,992	$20,928,850	$26,776,365	$26,148,959	$6,335,834	$3,541,989	$1,979,571	$1,429,134
Net transfers between Sub-Accounts and
Fixed Account	50,319,395	22,609,610	(2,720,890)	7,679,452	5,830,515	6,832,710	4,553,418	4,236,410	7,014,116	3,207,474
Withdrawals, surrenders, annuitizations and contract charges
	(27,857,693)	(14,208,187)	(4,715,038)	(2,280,937)	(6,701,760)	(3,736,971)	(11,189,614)	(9,419,037)	(26,308,757)	(31,343,359)
Net accumulation activity	$228,091,242	$99,342,954	$1,687,064	$26,327,365	$25,905,120	$29,244,698	$(300,362)	$(1,640,638)	$(17,315,070)	$(26,706,751)

Annuitization Activity:
Annuitizations	$49,368	$-	$19,022	$-	$17,799	$-	$-	$-	$-	$88,147
Annuity payments and contract charges	(23,159)	(15,223)	(3,080)	(917)	(8,160)	(5,159)	(1,737)	(1,696)	(137,975)	(65,814)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(3,745)	(2,726)	(687)	(59)	(890)	(614)	(135)	(161)	23,794	18,451
Net annuitization activity	$22,464	$(17,949)	$15,255	$(976)	$8,749	$(5,773)	$(1,872)	$(1,857)	$(114,181)	$40,784
Increase (Decrease) in net assets from contract owner transactions
	$228,113,706	$99,325,005	$1,702,319	$26,326,389	$25,913,869	$29,238,925	$(302,234)	$(1,642,495)	$(17,429,251)	$(26,665,967)

Increase (Decrease) in net assets	$230,572,148	$132,610,285	$13,871,427	$28,991,144	$23,383,209	$36,249,560	$960,210	$648,126	$(15,151,921)	$(22,382,625)

Net Assets:
Beginning of year	$306,867,936	$174,257,651	$59,707,503	$30,716,359	$81,834,682	$45,585,122	$75,695,316	$75,047,190	$119,031,240	$141,413,865
End of year	$537,440,084	$306,867,936	$73,578,930	$59,707,503	$105,217,891	$81,834,682	$76,655,526	$75,695,316	$103,879,319	$119,031,240

Unit Transactions:
Beginning of year	17,651,095	11,563,674	4,902,578	2,675,259	4,471,238	2,743,587	6,133,332	6,270,011	8,059,857	9,925,405
Purchased	11,423,326	5,621,684	704,682	1,779,483	1,393,672	1,544,166	512,582	294,011	133,647	99,201
Transferred between Sub-Accounts and Fixed Accumulation Account
	2,819,498	1,377,581	(184,572)	651,802	306,849	406,759	285,146	341,542	450,029	180,658
Withdrawn, Surrendered, and Annuitized	(1,620,757)	(911,844)	(353,110)	(203,966)	(362,754)	(223,274)	(820,882)	(772,232)	(1,746,617)	(2,145,407)
End of year	30,273,162	17,651,095	5,069,578	4,902,578	5,809,005	4,471,238	6,110,178	6,133,332	6,896,916	8,059,857

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MFD		CAS		CO1		COS		MFF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	June 25,	December 31,	June 25,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (j)	2006	2007 (j)	2006	2007	2006
Operations:
Net investment income (loss)	$(429,027)	$(473,094)	$(5,074,076)	$(5,785,742)	$(69,466)	$(198,364)	$(39,355)	$(1,624,864)	$(320,760)	$(296,313)
Net realized gains (losses)	2,025,567	1,414,284	(2,422,855)	(23,183,696)	5,406,194	401,028	17,298,523	(25,390,310)	1,779,941	1,240,630
Net unrealized gains (losses)	911,005	312,628	46,886,276	50,763,288	(3,741,609)	1,572,352	(1,172,757)	47,707,450	2,007,977	118,898
Increase (Decrease) in net assets from
operations	$2,507,545	$1,253,818	$39,389,345	$21,793,850	$1,595,119	$1,775,016	$16,086,411	$20,692,276	$3,467,158	$1,063,215

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$367,977	$447,563	$3,732,036	$3,271,217	$166,057	$1,260,601	$556,987	$1,904,733	$625,216	$1,540,676
Net transfers between Sub-Accounts and
Fixed Account	(864,626)	(202,471)	(16,997,326)	(22,018,513)	(17,225,414)	(488,323)	(170,149,642)	(14,125,390)	317,096	122,580
Withdrawals, surrenders, annuitizations and
contract charges	(4,841,668)	(4,924,690)	(90,428,470)	(100,887,714)	(700,012)	(1,369,937)	(14,713,090)	(34,426,630)	(2,457,485)	(2,507,591)
Net accumulation activity	$(5,338,317)	$(4,679,598)	$(103,693,760)	$(119,635,010)	$(17,759,369)	$(597,659)	$(184,305,745)	$(46,647,287)	$(1,515,173)	$(844,335)

Annuitization Activity:
Annuitizations	$-	$-	$136,869	$182,024	$-	$-	$2,451	$60,913	$-	$-
Annuity payments and contract charges	(2,014)	(1,813)	(463,905)	(627,696)	(954)	(6,870)	(12,025)	(58,899)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(370)	(271)	(223,011)	(45,843)	3,481	(917)	89,161	(14,241)	(89)	(427)
Net annuitization activity	$(2,384)	$(2,084)	$(550,047)	$(491,515)	$2,527	$(7,787)	$79,587	$(12,227)	$(89)	$(427)
Increase (Decrease) in net assets from contract owner transactions
	$(5,340,701)	$(4,681,682)	$(104,243,807)	$(120,126,525)	$(17,756,842)	$(605,446)	$(184,226,158)	$(46,659,514)	$(1,515,262)	$(844,762)

Increase (Decrease) in net assets	$(2,833,156)	$(3,427,864)	$(64,854,462)	$(98,332,675)	$(16,161,723)	$1,169,570	$(168,139,747)	$(25,967,238)	$1,951,896	$218,453

Net Assets:
Beginning of year	$29,113,014	$32,540,878	$450,366,226	$548,698,901	$16,161,723	$14,992,153	$168,139,747	$194,106,985	$18,737,905	$18,519,452
End of year	$26,279,858	$29,113,014	$385,511,764	$450,366,226	$-	$16,161,723	$-	$168,139,747	$20,689,801	$18,737,905

Unit Transactions:
Beginning of year	3,012,379	3,518,217	33,490,792	41,628,520	1,377,231	1,483,374	16,499,273	21,130,668	1,615,364	1,747,003
Purchased	33,040	47,151	269,669	313,748	11,655	86,019	74,325	194,644	40,530	107,685
Transferred between Sub-Accounts and Fixed Accumulation Account
	(88,522)	(21,425)	(1,149,494)	(1,383,249)	(1,334,026)	(55,987)	(15,369,375)	(1,587,608)	6,662	(1,528)
Withdrawn, Surrendered, and Annuitized	(457,993)	(531,564)	(6,490,538)	(7,068,227)	(54,860)	(136,175)	(1,204,223)	(3,238,431)	(197,653)	(237,796)
End of year	2,498,904	3,012,379	26,120,429	33,490,792	-	1,377,231	-	16,499,273	1,464,903	1,615,364

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	EGS		EM1		EME		GG1		GGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(3,646,903)	$(4,054,889)	$45,889	$(98,257)	$519,661	$(269,042)	$7,594	$(62,552)	$212,967	$(553,318)
Net realized gains (losses)	5,549,744	(41,708,395)	5,776,088	3,857,380	31,261,715	30,636,607	(43,581)	(240,777)	(1,005,448)	(1,194,241)
Net unrealized gains (losses)	43,565,601	62,982,516	230,838	(224,970)	(5,566,348)	(9,795,436)	280,616	431,433	3,087,661	3,065,220
Increase (Decrease) in net assets from
operations	$45,468,442	$17,219,232	$6,052,815	$3,534,153	$26,215,028	$20,572,129	$244,629	$128,104	$2,295,180	$1,317,661

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,832,860	$2,551,995	$1,378,748	$3,116,039	$847,037	$898,939	$76,010	$188,953	$259,192	$233,405
Net transfers between Sub-Accounts and
Fixed Account	(15,262,692)	(14,795,779)	(407,570)	4,201,069	(2,681,541)	3,256,059	288,035	174,553	1,729,548	(766,992)
Withdrawals, surrenders, annuitizations and
contract charges	(57,096,418)	(57,102,777)	(2,749,338)	(2,657,229)	(20,077,214)	(18,202,140)	(346,259)	(959,659)	(6,797,944)	(8,354,263)
Net accumulation activity	$(70,526,250)	$(69,346,561)	$(1,778,160)	$4,659,879	$(21,911,718)	$(14,047,142)	$17,786	$(596,153)	$(4,809,204)	$(8,887,850)

Annuitization Activity:
Annuitizations	$58,636	$86,703	$-	$-	$-	$-	$-	$-	$10,069	$26,422
Annuity payments and contract charges	(110,643)	(145,799)	-	-	(39,502)	(61,782)	(1,771)	(1,813)	(24,435)	(131,151)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(14,286)	(18,553)	-	-	(40,001)	(36,528)	(189)	(165)	(14,231)	(137)
Net annuitization activity	$(66,293)	$(77,649)	$-	$-	$(79,503)	$(98,310)	$(1,960)	$(1,978)	$(28,597)	$(104,866)
Increase (Decrease) in net assets from contract owner transactions
	$(70,592,543)	$(69,424,210)	$(1,778,160)	$4,659,879	$(21,991,221)	$(14,145,452)	$15,826	$(598,131)	$(4,837,801)	$(8,992,716)

Increase (Decrease) in net assets	$(25,124,101)	$(52,204,978)	$4,274,655	$8,194,032	$4,223,807	$6,426,677	$260,455	$(470,027)	$(2,542,621)	$(7,675,055)

Net Assets:
Beginning of year	$263,364,457	$315,569,435	$18,546,786	$10,352,754	$87,687,610	$81,260,933	$3,762,442	$4,232,469	$36,201,209	$43,876,264
End of year	$238,240,356	$263,364,457	$22,821,441	$18,546,786	$91,911,417	$87,687,610	$4,022,897	$3,762,442	$33,658,588	$36,201,209

Unit Transactions:
Beginning of year	24,616,070	30,633,904	813,675	441,657	3,300,914	3,923,235	283,792	327,850	2,234,976	2,809,654
Purchased	157,539	263,502	95,301	226,014	28,721	35,126	5,766	14,571	15,722	15,346
Transferred between Sub-Accounts and Fixed Accumulation Account
	(1,537,134)	(1,496,908)	11,246	245,982	(95,926)	119,471	21,311	14,065	114,644	(61,525)
Withdrawn, Surrendered, and Annuitized	(4,750,725)	(4,784,428)	(111,798)	(99,978)	(645,750)	(776,918)	(25,979)	(72,694)	(413,521)	(528,499)
End of year	18,485,750	24,616,070	808,424	813,675	2,587,959	3,300,914	284,890	283,792	1,951,821	2,234,976

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GG2		GGR		GT2		GTR		MFK
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(13,724)	$(101,955)	$357,226	$(1,203,693)	$89,789	$(141,028)	$1,175,198	$(754,110)	$8,575,850	$6,725,052
Net realized gains (losses)	763,954	788,817	12,581,196	7,533,573	2,366,012	1,982,874	20,435,227	18,249,102	(3,552,381)	(1,911,468)
Net unrealized gains (losses)	155,493	472,706	2,129,750	14,271,559	(1,201,886)	574,075	(10,966,142)	5,077,683	9,328,731	(383,093)
Increase (Decrease) in net assets from
operations	$905,723	$1,159,568	$15,068,172	$20,601,439	$1,253,915	$2,415,921	$10,644,283	$22,572,675	$14,352,200	$4,430,491

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$240,942	$128,768	$1,041,532	$997,480	$528,470	$432,332	$1,179,483	$1,051,442	$20,690,626	$56,642,283
Net transfers between Sub-Accounts and
Fixed Account	70,960	1,107,840	(2,083,948)	428,100	2,194,451	927,396	3,413,309	10,318,948	6,362,810	28,931,340
Withdrawals, surrenders, annuitizations and contract charges
	(1,248,858)	(1,307,179)	(29,513,166)	(27,659,328)	(2,491,669)	(1,980,174)	(30,965,381)	(33,502,644)	(31,968,523)	(22,941,550)
Net accumulation activity	$(936,956)	$(70,571)	$(30,555,582)	$(26,233,748)	$231,252	$(620,446)	$(26,372,589)	$(22,132,254)	$(4,915,087)	$62,632,073

Annuitization Activity:
Annuitizations	$-	$-	$57,741	$142,026	$-	$-	$64,849	$6,591	$11,994	$-
Annuity payments and contract charges	(2,372)	(2,114)	(102,476)	(110,736)	(2,271)	(2,100)	(130,860)	(167,127)	(19,668)	(17,987)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(352)	(341)	(308)	(3,998)	(263)	(296)	(28,067)	(95,225)	(4,302)	(3,619)
Net annuitization activity	$(2,724)	$(2,455)	$(45,043)	$27,292	$(2,534)	$(2,396)	$(94,078)	$(255,761)	$(11,976)	$(21,606)
Increase (Decrease) in net assets from contract
owner transactions	$(939,680)	$(73,026)	$(30,600,625)	$(26,206,456)	$228,718	$(622,842)	$(26,466,667)	$(22,388,015)	$(4,927,063)	$62,610,467

Increase (Decrease) in net assets	$(33,957)	$1,086,542	$(15,532,453)	$(5,605,017)	$1,482,633	$1,793,079	$(15,822,384)	$184,660	$9,425,137	$67,040,958

Net Assets:
Beginning of year	$8,624,775	$7,538,233	$140,323,466	$145,928,483	$18,291,763	$16,498,684	$156,233,915	$156,049,255	$272,332,913	$205,291,955
End of year	$8,590,818	$8,624,775	$124,791,013	$140,323,466	$19,774,396	$18,291,763	$140,411,531	$156,233,915	$281,758,050	$272,332,913

Unit Transactions:
Beginning of year	548,900	552,979	7,063,308	8,221,692	1,149,650	1,195,804	7,258,332	8,201,461	25,308,705	19,255,861
Purchased	13,397	9,289	53,165	56,173	30,920	28,281	57,936	53,566	1,940,859	5,457,295
Transferred between Sub-Accounts and Fixed Accumulation Account
	6,233	75,554	(76,521)	119,395	129,881	55,914	200,728	549,127	571,437	2,767,847
Withdrawn, Surrendered, and Annuitized	(74,212)	(88,922)	(1,413,549)	(1,333,952)	(148,758)	(130,349)	(1,399,509)	(1,545,822)	(2,866,776)	(2,172,298)
End of year	494,318	548,900	5,626,403	7,063,308	1,161,693	1,149,650	6,117,487	7,258,332	24,954,225	25,308,705
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GSS		MFC		HYS		IG1		IGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$9,406,899	$11,312,305	$6,668,419	$6,580,588	$10,368,657	$13,665,888	$(105,219)	$(209,739)	$(59,213)	$(950,004)
Net realized gains (losses)	(5,789,686)	(5,585,528)	(339,994)	(1,037,322)	423,897	1,043,343	5,712,936	3,981,673	35,496,592	19,777,825
Net unrealized gains (losses)	10,692,666	358,495	(6,741,766)	2,669,872	(9,411,284)	1,739,935	(2,664,142)	467,195	(17,246,747)	8,157,503
Increase (Decrease) in net assets from
operations	$14,309,879	$6,085,272	$(413,341)	$8,213,138	$1,381,270	$16,449,166	$2,943,575	$4,239,129	$18,190,632	$26,985,324

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,066,786	$3,344,573	$25,582,682	$19,354,502	$1,785,028	$1,669,446	$3,425,925	$446,346	$1,179,946	$1,020,027
Net transfers between Sub-Accounts and
Fixed Account	5,388,539	399,815	8,721,734	3,656,850	(5,930,991)	(2,403,644)	2,511,685	834,737	2,608,670	5,042,260
Withdrawals, surrenders, annuitizations and contract charges
	(59,410,627)	(70,684,308)	(16,039,152)	(11,638,843)	(38,001,842)	(44,119,232)	(3,347,246)	(2,865,599)	(28,493,641)	(21,189,319)
Net accumulation activity	$(49,955,302)	$(66,939,920)	$18,265,264	$11,372,509	$(42,147,805)	$(44,853,430)	$2,590,364	$(1,584,516)	$(24,705,025)	$(15,127,032)

Annuitization Activity:
Annuitizations	$248,454	$475,216	$1,435	$-	$59,075	$46,421	$-	$-	$14,124	$19,077
Annuity payments and contract charges	(286,679)	(267,284)	(8,093)	(7,671)	(91,381)	(302,946)	-	-	(39,524)	(32,077)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	20,897	(75,099)	(1,439)	(1,608)	(84,893)	50,603	(131)	(165)	(16,857)	(10,659)
Net annuitization activity	$(17,328)	$132,833	$(8,097)	$(9,279)	$(117,199)	$(205,922)	$(131)	$(165)	$(42,257)	$(23,659)
Increase (Decrease) in net assets from contract owner transactions
	$(49,972,630)	$(66,807,087)	$18,257,167	$11,363,230	$(42,265,004)	$(45,059,352)	$2,590,233	$(1,584,681)	$(24,747,282)	$(15,150,691)

Increase (Decrease) in net assets	$(35,662,751)	$(60,721,815)	$17,843,826	$19,576,368	$(40,883,734)	$(28,610,186)	$5,533,808	$2,654,448	$(6,556,650)	$11,834,633

Net Assets:
Beginning of year	$283,320,766	$344,042,581	$114,743,896	$95,167,528	$186,188,557	$214,798,743	$20,902,161	$18,247,713	$131,169,208	$119,334,575
End of year	$247,658,015	$283,320,766	$132,587,722	$114,743,896	$145,304,823	$186,188,557	$26,435,969	$20,902,161	$124,612,558	$131,169,208

Unit Transactions:
Beginning of year	18,582,159	22,849,712	8,020,269	7,227,900	11,347,579	14,094,783	1,126,228	1,221,898	7,850,731	8,840,529
Purchased	259,281	237,675	1,736,329	1,406,471	99,588	116,036	283,884	27,024	63,927	66,415
Transferred between Sub-Accounts and Fixed Accumulation Account
	342,298	43,682	533,797	243,007	(339,736)	(155,238)	213,249	47,674	123,701	304,306
Withdrawn, Surrendered, and Annuitized	(3,847,486)	(4,548,910)	(1,058,680)	(857,109)	(2,295,983)	(2,708,002)	(168,338)	(170,368)	(1,543,787)	(1,360,519)
End of year	15,336,252	18,582,159	9,231,715	8,020,269	8,811,448	11,347,579	1,455,023	1,126,228	6,494,572	7,850,731

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets – continued

	MI1		MII		M1B		MIS		MFL
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(859,883)	$(59,660)	$255,665	$(216,729)	$(1,562,711)	$(1,312,647)	$(3,294,802)	$(4,462,523)	$(2,374,685)	$(2,603,982)
Net realized gains (losses)	6,574,607	3,020,803	28,602,214	23,350,199	6,019,760	2,840,609	(12,150,016)	(32,516,504)	10,464,466	4,853,248
Net unrealized gains (losses)	(5,527,663)	139,521	(21,344,562)	5,223,282	3,929,227	2,795,592	43,913,123	55,634,010	4,464,408	24,392,057
Increase (Decrease) in net assets from
operations	$187,061	$3,100,664	$7,513,317	$28,356,752	$8,386,276	$4,323,554	$28,468,305	$18,654,983	$12,554,189	$26,641,323

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$165,373,309	$231,030	$913,074	$1,117,644	$3,144,694	$6,419,803	$2,257,232	$2,703,815	$25,250,054	$81,073,506
Net transfers between Sub-Accounts and
Fixed Account	35,794,844	3,396,874	1,768,872	18,016,000	33,103,692	(1,867,565)	9,684,829	(20,440,145)	4,979,728	20,863,108
Withdrawals, surrenders, annuitizations and
contract charges	(4,354,821)	(2,901,252)	(26,124,567)	(22,779,644)	(15,302,153)	(8,892,827)	(63,722,187)	(57,038,071)	(27,767,453)	(17,984,649)
Net accumulation activity	$196,813,332	$726,652	$(23,442,621)	$(3,646,000)	$20,946,233	$(4,340,589)	$(51,780,126)	$(74,774,401)	$2,462,329	$83,951,965

Annuitization Activity:
Annuitizations	$-	$-	$9,734	$-	$-	$-	$22,807	$136,017	$71,145	$-
Annuity payments and contract charges	-	-	(57,259)	(43,454)	(1,576)	(1,353)	(98,009)	(95,740)	(9,920)	(4,041)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(9,974)	(29,289)	(350)	(157)	(17,600)	(8,117)	(3,135)	(871)
Net annuitization activity	$-	$-	$(57,499)	$(72,743)	$(1,926)	$(1,510)	$(92,802)	$32,160	$58,090	$(4,912)
Increase (Decrease) in net assets from contract
owner transactions	$196,813,332	$726,652	$(23,500,120)	$(3,718,743)	$20,944,307	$(4,342,099)	$(51,872,928)	$(74,742,241)	$2,520,419	$83,947,053

Increase (Decrease) in net assets	$197,000,393	$3,827,316	$(15,986,803)	$24,638,009	$29,330,583	$(18,545)	$(23,404,623)	$(56,087,258)	$15,074,608	$110,588,376

Net Assets:
Beginning of year	$14,701,003	$10,873,687	$129,700,838	$105,062,829	$78,640,745	$78,659,290	$309,578,994	$365,666,252	$295,643,335	$185,054,959
End of year	$211,701,396	$14,701,003	$113,714,035	$129,700,838	$107,971,328	$78,640,745	$286,174,371	$309,578,994	$310,717,943	$295,643,335

Unit Transactions:
Beginning of year	703,270	661,889	5,838,111	5,984,457	6,763,495	7,285,892	35,387,641	43,809,878	19,922,745	14,452,676
Purchased	15,207,992	11,654	39,770	57,377	248,522	498,468	248,716	331,428	1,599,468	5,525,704
Transferred between Sub-Accounts and Fixed
Accumulation Account	3,258,596	183,092	104,829	893,568	2,464,393	(154,128)	1,294,892	(2,507,580)	318,232	1,386,179
Withdrawn, Surrendered, and Annuitized	(376,803)	(153,365)	(1,123,841)	(1,097,291)	(1,202,016)	(866,737)	(6,866,358)	(6,246,085)	(1,857,780)	(1,441,814)
End of year	18,793,055	703,270	4,858,869	5,838,111	8,274,394	6,763,495	30,064,891	35,387,641	19,982,665	19,922,745

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets – continued

	MIT		MC1		MCS		MCV		MM1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(1,755,896)	$(4,765,684)	$(573,384)	$(617,659)	$(733,275)	$(893,129)	$(292,547)	$(420,532)	$4,940,305	$3,338,884
Net realized gains (losses)	7,368,859	(28,871,748)	2,647,730	2,599,183	5,385,885	5,021,236	1,645,318	3,659,414	-	-
Net unrealized gains (losses)	28,177,928	120,577,334	671,488	(1,843,274)	(421,700)	(4,040,962)	(1,229,576)	(1,087,861)	-	-
Increase (Decrease) in net assets from
operations	$33,790,891	$86,939,902	$2,745,834	$138,250	$4,230,910	$87,145	$123,195	$2,151,021	$4,940,305	$3,338,884

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,614,247	$7,051,917	$451,083	$847,927	$512,450	$447,221	$423,312	$544,143	$61,717,905	$47,732,535
Net transfers between Sub-Accounts and
Fixed Account	(28,361,335)	(26,928,173)	(1,214,252)	(1,022,157)	(2,429,252)	(3,463,195)	456,673	(1,040,782)	56,182,300	24,941,438
Withdrawals, surrenders, annuitizations and
contract charges	(154,520,107)	(165,854,065)	(5,661,933)	(5,000,852)	(10,858,112)	(12,252,132)	(3,524,533)	(2,835,250)	(57,245,912)	(39,267,818)
Net accumulation activity	$(176,267,195)	$(185,730,321)	$(6,425,102)	$(5,175,082)	$(12,774,914)	$(15,268,106)	$(2,644,548)	$(3,331,889)	$60,654,293	$33,406,155

Annuitization Activity:
Annuitizations	$248,090	$442,410	$-	$-	$-	$8,063	$-	$-	$2,397	$-
Annuity payments and contract charges	(501,405)	(510,623)	(1,670)	(1,498)	(10,478)	(12,655)	(2,514)	(151)	(24,204)	(23,945)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(82,245)	(142,634)	(219)	(140)	(506)	3,251	(811)	(23)	(2,041)	(2,127)
Net annuitization activity	$(335,560)	$(210,847)	$(1,889)	$(1,638)	$(10,984)	$(1,341)	$(3,325)	$(174)	$(23,848)	$(26,072)
Increase (Decrease) in net assets from contract
owner transactions	$(176,602,755)	$(185,941,168)	$(6,426,991)	$(5,176,720)	$(12,785,898)	$(15,269,447)	$(2,647,873)	$(3,332,063)	$60,630,445	$33,380,083

Increase (Decrease) in net assets	$(142,811,864)	$(99,001,266)	$(3,681,157)	$(5,038,470)	$(8,554,988)	$(15,182,302)	$(2,524,678)	$(1,181,042)	$65,570,750	$36,718,967

Net Assets:
Beginning of year	$759,598,902	$858,600,168	$35,351,366	$40,389,836	$53,469,128	$68,651,430	$24,368,309	$25,549,351	$153,918,543	$117,199,576
End of year	$616,787,038	$759,598,902	$31,670,209	$35,351,366	$44,914,140	$53,469,128	$21,843,631	$24,368,309	$219,489,293	$153,918,543

Unit Transactions:
Beginning of year	47,922,260	59,467,044	3,386,735	3,978,465	9,323,613	12,048,420	1,467,221	1,682,084	15,330,003	11,958,338
Purchased	423,587	494,788	35,543	83,713	82,591	78,025	23,721	34,925	6,167,044	4,902,533
Transferred between Sub-Accounts and Fixed
Accumulation Account	(1,949,041)	(1,858,078)	(100,388)	(126,108)	(440,951)	(638,672)	25,867	(66,820)	5,016,618	2,188,498
Withdrawn, Surrendered, and Annuitized	(9,527,577)	(10,181,494)	(499,560)	(549,335)	(1,729,402)	(2,164,160)	(202,558)	(182,968)	(5,246,292)	(3,719,366)
End of year	36,869,229	47,922,260	2,822,330	3,386,735	7,235,851	9,323,613	1,314,251	1,467,221	21,267,373	15,330,003

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MMS		M1A		NWD		RE1		RES
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$6,321,461	$5,907,513	$(2,459,736)	$(1,785,935)	$(1,736,012)	$(1,918,070)	$(293,756)	$(321,736)	$(1,619,869)	$(2,351,141)
Net realized gains (losses)	-	-	8,818,705	4,587,817	12,481,529	2,657,230	2,236,724	1,625,266	7,068,936	(30,044,374)
Net unrealized gains (losses)	-	-	(5,628,373)	9,393,835	(8,078,171)	13,402,924	1,175,042	1,012,634	26,413,830	58,868,032
Increase (Decrease) in net assets from
operations	$6,321,461	$5,907,513	$730,596	$12,195,717	$2,667,346	$14,142,084	$3,118,010	$2,316,164	$31,862,897	$26,472,517

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,039,243	$10,379,663	$11,308,806	$36,655,110	$1,056,526	$948,849	$837,414	$2,310,816	$2,286,679	$3,106,787
Net transfers between Sub-Accounts and
Fixed Account	141,114,496	91,383,956	8,506,963	5,504,921	(3,235,178)	(4,599,333)	(489,934)	(359,253)	(11,505,580)	(16,159,167)
Withdrawals, surrenders, annuitizations and
contract charges	(147,571,380)	(116,844,137)	(10,426,000)	(8,526,656)	(26,834,328)	(22,572,953)	(3,879,835)	(3,243,998)	(62,360,691)	(68,380,487)
Net accumulation activity	$(417,641)	$(15,080,518)	$9,389,769	$33,633,375	$(29,012,980)	$(26,223,437)	$(3,532,355)	$(1,292,435)	$(71,579,592)	$(81,432,867)

Annuitization Activity:
Annuitizations	$257,183	$194,051	$28,288	$-	$7,411	$44,029	$-	$-	$45,806	$51,212
Annuity payments and contract charges	(237,884)	(285,303)	(11,419)	(7,355)	(48,833)	(47,257)	(2,154)	(1,840)	(197,292)	(239,516)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(27,582)	(34,535)	(1,408)	(938)	(1,622)	(8,874)	(252)	(218)	(40,974)	(74,711)
Net annuitization activity	$(8,283)	$(125,787)	$15,461	$(8,293)	$(43,044)	$(12,102)	$(2,406)	$(2,058)	$(192,460)	$(263,015)
Increase (Decrease) in net assets from contract owner transactions
	$(425,924)	$(15,206,305)	$9,405,230	$33,625,082	$(29,056,024)	$(26,235,539)	$(3,534,761)	$(1,294,493)	$(71,772,052)	$(81,695,882)

Increase (Decrease) in net assets	$5,895,537	$(9,298,792)	$10,135,826	$45,820,799	$(26,388,678)	$(12,093,455)	$(416,751)	$1,021,671	$(39,909,155)	$(55,223,365)

Net Assets:
Beginning of year	$182,628,575	$191,927,367	$128,060,378	$82,239,579	$125,408,472	$137,501,927	$28,453,629	$27,431,958	$297,727,331	$352,950,696
End of year	$188,524,112	$182,628,575	$138,196,204	$128,060,378	$99,019,794	$125,408,472	$28,036,878	$28,453,629	$257,818,176	$297,727,331

Unit Transactions:
Beginning of year	14,751,948	15,938,732	8,544,360	6,422,025	10,624,368	12,797,342	2,112,711	2,260,668	18,185,522	23,187,138
Purchased	477,864	836,746	683,806	2,450,426	84,464	85,580	53,043	160,843	154,953	239,177
Transferred between Sub-Accounts and Fixed Accumulation Account
	10,788,463	6,692,374	522,343	376,434	(245,156)	(435,237)	(38,054)	(47,374)	(641,942)	(1,153,335)
Withdrawn, Surrendered, and Annuitized	(11,275,853)	(8,715,904)	(699,455)	(704,525)	(2,101,572)	(1,823,317)	(273,863)	(261,426)	(3,603,727)	(4,087,458)
End of year	14,742,422	14,751,948	9,051,054	8,544,360	8,362,104	10,624,368	1,853,837	2,112,711	14,094,806	18,185,522

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RG1		RGS		RI1		RIS		SG1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	June 25,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007 (j)	2006
Operations:
Net investment income (loss)	$(335,034)	$(126,087)	$(1,906,348)	$(634,584)	$(1,451,257)	$(917,784)	$(360,469)	$(332,182)	$(327,847)	$(669,696)
Net realized gains (losses)	2,472,872	864,164	21,505,040	3,354,086	27,563,445	12,996,679	27,384,938	14,119,271	7,651,615	1,338,102
Net unrealized gains (losses)	(1,535,254)	559,182	(15,660,361)	5,825,404	(8,532,154)	13,500,925	(14,987,861)	9,539,121	(4,783,277)	1,146,347
Increase (Decrease) in net assets from
operations	$602,584	$1,297,259	$3,938,331	$8,544,906	$17,580,034	$25,579,820	$12,036,608	$23,326,210	$2,540,491	$1,814,753

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,850,512	$241,147	$1,570,844	$743,733	$42,320,004	$36,303,078	$875,793	$912,018	$321,666	$2,024,888
Net transfers between Sub-Accounts and
Fixed Account	20,141,336	2,784,437	161,515,167	6,351,781	(2,667,190)	7,278,035	(473,891)	12,028,268	(39,033,661)	(867,119)
Withdrawals, surrenders, annuitizations and contract charges
	(2,768,458)	(1,631,089)	(36,633,773)	(15,821,795)	(14,443,391)	(7,763,750)	(25,676,317)	(16,597,323)	(1,987,172)	(3,972,235)
Net accumulation activity	$21,223,390	$1,394,495	$126,452,238	$(8,726,281)	$25,209,423	$35,817,363	$(25,274,415)	$(3,657,037)	$(40,699,167)	$(2,814,466)

Annuitization Activity:
Annuitizations	$-	$-	$44,855	$-	$50,551	$-	$8,672	$-	$-	$-
Annuity payments and contract charges	(7,133)	-	(55,434)	(41,670)	(8,101)	(2,212)	(38,132)	(23,735)	(122)	(234)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(4,279)	-	(108,983)	2,742	(1,705)	(174)	(5,942)	(2,259)	97	(31)
Net annuitization activity	$(11,412)	$-	$(119,562)	$(38,928)	$40,745	$(2,386)	$(35,402)	$(25,994)	$(25)	$(265)
Increase (Decrease) in net assets from contract owner transactions
	$21,211,978	$1,394,495	$126,332,676	$(8,765,209)	$25,250,168	$35,814,977	$(25,309,817)	$(3,683,031)	$(40,699,192)	$(2,814,731)

Increase (Decrease) in net assets	$21,814,562	$2,691,754	$130,271,007	$(220,303)	$42,830,202	$61,394,797	$(13,273,209)	$19,643,179	$(38,158,701)	$(999,978)

Net Assets:
Beginning of year	$12,643,624	$9,951,870	$77,970,401	$78,190,704	$148,626,673	$87,231,876	$111,472,872	$91,829,693	$38,158,701	$39,158,679
End of year	$34,458,186	$12,643,624	$208,241,408	$77,970,401	$191,456,875	$148,626,673	$98,199,663	$111,472,872	$-	$38,158,701

Unit Transactions:
Beginning of year	979,416	870,283	6,003,584	6,688,530	6,902,034	5,123,155	6,522,015	6,756,158	2,994,133	3,249,303
Purchased	353,852	20,630	99,747	62,559	1,806,168	1,831,103	49,462	60,752	25,487	156,837
Transferred between Sub-Accounts and Fixed Accumulation Account
	1,596,866	227,234	11,383,393	540,983	(113,894)	372,408	(47,976)	700,213	(2,862,155)	(77,359)
Withdrawn, Surrendered, and Annuitized	(222,161)	(138,731)	(2,624,055)	(1,288,488)	(649,819)	(424,632)	(1,361,282)	(995,108)	(157,465)	(334,648)
End of year	2,707,973	979,416	14,862,669	6,003,584	7,944,489	6,902,034	5,162,219	6,522,015	-	2,994,133
(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SGS		SI1		SIS		SVS		TE1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 25,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (j)	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(175,549)	$(474,075)	$717,300	$891,825	$2,080,382	$2,520,993	$(14,978)	$(107,139)	$(47,991)	$(47,938)
Net realized gains (losses)	5,993,733	628,136	(61,146)	313,098	(182,539)	964,898	853,455	1,100,321	307,680	327,087
Net unrealized gains (losses)	(3,834,880)	1,301,843	(314,549)	(203,176)	(894,533)	(769,246)	(1,096,675)	50,313	258,863	278,425
Increase (Decrease) in net assets from
operations	$1,983,304	$1,455,904	$341,605	$1,001,747	$1,003,310	$2,716,645	$(258,198)	$1,043,495	$518,552	$557,574

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$116,703	$424,552	$239,251	$244,594	$338,126	$434,650	$139,421	$66,148	$31,787	$176,922
Net transfers between Sub-Accounts and
Fixed Account	(30,175,214)	(2,627,730)	(184,118)	1,537,052	4,120,664	3,232,949	(266,580)	(1,688,899)	387,667	(402,364)
Withdrawals, surrenders, annuitizations and contract charges
	(1,997,371)	(5,404,528)	(3,146,036)	(3,572,110)	(10,118,336)	(11,701,524)	(1,388,128)	(968,571)	(533,155)	(561,321)
Net accumulation activity	$(32,055,882)	$(7,607,706)	$(3,090,903)	$(1,790,464)	$(5,659,546)	$(8,033,925)	$(1,515,287)	$(2,591,322)	$(113,701)	$(786,763)

Annuitization Activity:
Annuitizations	$-	$52,641	$-	$-	$22,814	$-	$-	$-	$-	$-
Annuity payments and contract charges	(3,184)	(2,530)	(3,105)	(3,058)	(29,674)	(20,161)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	7,989	(445)	(279)	(335)	(206)	(10,187)	-	-	-	-
Net annuitization activity	$4,805	$49,666	$(3,384)	$(3,393)	$(7,066)	$(30,348)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions
	$(32,051,077)	$(7,558,040)	$(3,094,287)	$(1,793,857)	$(5,666,612)	$(8,064,273)	$(1,515,287)	$(2,591,322)	$(113,701)	$(786,763)

Increase (Decrease) in net assets	$(30,067,773)	$(6,102,136)	$(2,752,682)	$(792,110)	$(4,663,302)	$(5,347,628)	$(1,773,485)	$(1,547,827)	$404,851	$(229,189)

Net Assets:
Beginning of year	$30,067,773	$36,169,909	$21,695,648	$22,487,758	$52,671,180	$58,018,808	$8,983,508	$10,531,335	$3,147,970	$3,377,159
End of year	$-	$30,067,773	$18,942,966	$21,695,648	$48,007,878	$52,671,180	$7,210,023	$8,983,508	$3,552,821	$3,147,970

Unit Transactions:
Beginning of year	4,617,313	5,803,755	1,662,083	1,805,113	3,797,869	4,397,877	611,352	796,494	332,775	419,282
Purchased	19,684	66,279	17,967	19,389	24,084	33,040	9,590	4,734	3,048	23,360
Transferred between Sub-Accounts and Fixed Accumulation Account
	(4,349,975)	(428,005)	(15,427)	106,573	280,282	231,863	(13,881)	(113,962)	29,488	(41,930)
Withdrawn, Surrendered, and Annuitized	(287,022)	(824,716)	(238,631)	(268,992)	(709,304)	(864,911)	(95,413)	(75,914)	(50,818)	(67,937)
End of year	-	4,617,313	1,425,992	1,662,083	3,392,931	3,797,869	511,648	611,352	314,493	332,775

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	TEC		MFJ		TRS		MFE		UTS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(283,139)	$(268,139)	$7,851,296	$5,629,394	$15,992,007	$15,993,894	$(518,543)	$481,991	$(350,614)	$4,762,209
Net realized gains (losses)	1,783,165	1,238,694	42,049,747	34,752,066	67,803,564	52,756,757	7,936,076	4,442,052	37,208,278	7,054,717
Net unrealized gains (losses)	1,594,324	2,358,913	(32,899,725)	27,167,038	(51,735,705)	44,068,445	11,753,804	8,648,245	43,345,002	69,924,730
Increase (Decrease) in net assets from
operations	$3,094,350	$3,329,468	$17,001,318	$67,548,498	$32,059,866	$112,819,096	$19,171,337	$13,572,288	$80,202,666	$81,741,656

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$120,620	$481,499	$153,464,603	$152,043,446	$9,198,952	$9,552,200	$27,336,040	$12,387,129	$3,734,801	$3,133,153
Net transfers between Sub-Accounts and
Fixed Account	2,212,705	(863,305)	(3,746,061)	(27,841,332)	(8,962,313)	(20,050,896)	6,129,999	7,162,826	(3,935,175)	8,546,449
Withdrawals, surrenders, annuitizations and contract charges
	(3,075,660)	(3,110,610)	(77,469,086)	(69,873,385)	(213,076,042)	(249,489,606)	(8,542,296)	(5,788,717)	(77,700,064)	(65,146,846)
Net accumulation activity	$(742,335)	$(3,492,416)	$72,249,456	$54,328,729	$(212,839,403)	$(259,988,302)	$24,923,743	$13,761,238	$(77,900,438)	$(53,467,244)

Annuitization Activity:
Annuitizations	$-	$-	$-	$36,380	$466,223	$465,062	$-	$-	$116,931	$74,385
Annuity payments and contract charges	(2,979)	(6,059)	(78,251)	(70,667)	(1,080,675)	(1,154,292)	(5,734)	(4,233)	(124,921)	(106,328)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(743)	(1,212)	(1,787)	(4,478)	(115,616)	(72,650)	(1,057)	(853)	(91,949)	(47,887)
Net annuitization activity	$(3,722)	$(7,271)	$(80,038)	$(38,765)	$(730,068)	$(761,880)	$(6,791)	$(5,086)	$(99,939)	$(79,830)
Increase (Decrease) in net assets from contract owner transactions
	$(746,057)	$(3,499,687)	$72,169,418	$54,289,964	$(213,569,471)	$(260,750,182)	$24,916,952	$13,756,152	$(78,000,377)	$(53,547,074)

Increase (Decrease) in net assets	$2,348,293	$(170,219)	$89,170,736	$121,838,462	$(181,509,605)	$(147,931,086)	$44,088,289	$27,328,440	$2,202,289	$28,194,582

Net Assets:
Beginning of year	$18,818,345	$18,988,564	$751,331,290	$629,492,828	$1,081,166,349	$1,229,097,435	$64,951,521	$37,623,081	$327,399,609	$299,205,027
End of year	$21,166,638	$18,818,345	$840,502,026	$751,331,290	$899,656,744	$1,081,166,349	$109,039,810	$64,951,521	$329,601,898	$327,399,609

Unit Transactions:
Beginning of year	4,306,342	5,244,561	53,249,495	49,480,358	49,201,194	61,210,836	2,880,540	2,310,367	14,522,188	16,956,503
Purchased	24,005	125,184	10,277,018	11,289,045	447,176	484,665	854,510	525,263	142,204	181,600
Transferred between Sub-Accounts and Fixed Accumulation Account
	387,395	(265,303)	(291,912)	(2,116,586)	(401,229)	(1,026,332)	209,052	362,640	(249,547)	379,399
Withdrawn, Surrendered, and Annuitized	(637,100)	(798,100)	(5,339,211)	(5,403,322)	(9,535,823)	(11,467,975)	(330,931)	(317,730)	(2,991,395)	(2,995,314)
End of year	4,080,642	4,306,342	57,895,390	53,249,495	39,711,318	49,201,194	3,613,171	2,880,540	11,423,450	14,522,188

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MV1		MVS		OBV		OCA		OGG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (k)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(439,988)	$(458,139)	$465,331	$304,133	$(12,122)	$-	$(788,051)	$(601,495)	$(281,790)	$(249,841)
Net realized gains (losses)	17,693,498	12,410,216	48,116,827	28,870,620	3,673	-	3,114,782	1,241,850	2,934,926	1,702,598
Net unrealized gains (losses)	(9,036,739)	10,449,720	(28,902,871)	24,917,750	(38,108)	-	2,460,900	1,453,094	(1,265,972)	2,032,323
Increase (Decrease) in net assets from
operations	$8,216,771	$22,401,797	$19,679,287	$54,092,503	$(46,557)	$-	$4,787,631	$2,093,449	$1,387,164	$3,485,080

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$11,797,057	$10,039,415	$3,617,975	$2,450,975	$1,632,668	$-	$4,173,302	$4,994,538	$11,501,103	$12,334,808
Net transfers between Sub-Accounts and
Fixed Account	(1,343,640)	(3,225,271)	(13,712,865)	3,195,329	475,878	-	(2,037,223)	1,545,935	2,130,956	4,135,316
Withdrawals, surrenders, annuitizations and contract charges
	(19,149,693)	(15,420,977)	(65,111,435)	(57,143,884)	(13,702)	-	(5,440,291)	(2,735,297)	(2,813,721)	(1,958,017)
Net accumulation activity	$(8,696,276)	$(8,606,833)	$(75,206,325)	$(51,497,580)	$2,094,844	$-	$(3,304,212)	$3,805,176	$10,818,338	$14,512,107

Annuitization Activity:
Annuitizations	$-	$-	$62,269	$24,107	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(6,370)	(5,446)	(132,254)	(110,401)	-	-	(2,319)	(2,134)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(645)	(860)	(12,380)	(33,540)	-	-	(354)	(285)	-	-
Net annuitization activity	$(7,015)	$(6,306)	$(82,365)	$(119,834)	$-	$-	$(2,673)	$(2,419)	$-	$-
Increase (Decrease) in net assets from contract owner transactions
	$(8,703,291)	$(8,613,139)	$(75,288,690)	$(51,617,414)	$2,094,844	$-	$(3,306,885)	$3,802,757	$10,818,338	$14,512,107

Increase (Decrease) in net assets	$(486,520)	$13,788,658	$(55,609,403)	$2,475,089	$2,048,287	$-	$1,480,746	$5,896,206	$12,205,502	$17,997,187

Net Assets:
Beginning of year	$138,689,478	$124,900,820	$314,343,755	$311,868,666	$-	$-	$39,813,448	$33,917,242	$31,585,162	$13,587,975
End of year	$138,202,958	$138,689,478	$258,734,352	$314,343,755	$2,048,287	$-	$41,294,194	$39,813,448	$43,790,664	$31,585,162

Unit Transactions:
Beginning of year	8,782,638	9,478,274	17,360,967	20,463,991	-	-	2,590,414	2,328,976	1,996,825	991,457
Purchased	650,402	644,227	184,242	147,279	157,474	-	255,045	338,885	705,259	859,887
Transferred between Sub-Accounts and Fixed Accumulation Account
	(101,345)	(223,330)	(724,215)	131,707	45,735	-	(111,311)	107,512	132,682	283,600
Withdrawn, Surrendered, and Annuitized	(1,165,606)	(1,116,533)	(3,383,256)	(3,382,010)	(3,924)	-	(328,593)	(184,959)	(180,951)	(138,119)
End of year	8,166,089	8,782,638	13,437,738	17,360,967	199,285	-	2,405,555	2,590,414	2,653,815	1,996,825

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	OMG		OMS		PMB		PLD		PRR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(6,311,500)	$(3,509,576)	$(314,838)	$(256,231)	$440,296	$288,485	$19,556,922	$8,427,849	$1,270,296	$822,252
Net realized gains (losses)	7,564,726	2,280,562	1,985,388	979,682	322,862	192,144	(385,400)	(284,979)	(512,076)	907,137
Net unrealized gains (losses)	7,610,545	47,044,527	(2,190,032)	938,903	(346,945)	132,658	19,824,045	(274,547)	3,320,222	(2,111,776)
Increase (Decrease) in net assets from
operations	$8,863,771	$45,815,513	$(519,482)	$1,662,354	$416,213	$613,287	$38,995,567	$7,868,323	$4,078,442	$(382,387)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$195,700,625	$164,759,230	$1,535,764	$5,955,070	$2,713,672	$1,652,427	$329,612,646	$159,348,959	$15,629,142	$9,218,232
Net transfers between Sub-Accounts and
Fixed Account	53,452,547	47,420,723	(975,003)	1,418,873	299,024	3,198,658	70,401,093	83,999,042	914,464	(542,029)
Withdrawals, surrenders, annuitizations and
contract charges	(36,293,367)	(20,128,381)	(1,718,008)	(1,052,171)	(1,041,024)	(608,351)	(37,920,745)	(22,007,150)	(4,818,938)	(3,329,044)
Net accumulation activity	$212,859,805	$192,051,572	$(1,157,247)	$6,321,772	$1,971,672	$4,242,734	$362,092,994	$221,340,851	$11,724,668	$5,347,159

Annuitization Activity:
Annuitizations	$107,519	$-	$-	$-	$-	$-	$9,594	$-	$-	$-
Annuity payments and contract charges	(25,286)	(11,971)	-	-	-	-	(28,779)	(25,310)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(4,154)	(1,233)	-	-	-	-	(3,040)	(2,779)	-	-
Net annuitization activity	$78,079	$(13,204)	$-	$-	$-	$-	$(22,225)	$(28,089)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$212,937,884	$192,038,368	$(1,157,247)	$6,321,772	$1,971,672	$4,242,734	$362,070,769	$221,312,762	$11,724,668	$5,347,159

Increase (Decrease) in net assets	$221,801,655	$237,853,881	$(1,676,729)	$7,984,126	$2,387,885	$4,856,021	$401,066,336	$229,181,085	$15,803,110	$4,964,772

Net Assets:
Beginning of year	$484,702,859	$246,848,978	$18,678,581	$10,694,455	$9,997,829	$5,141,808	$463,694,126	$234,513,041	$37,613,046	$32,648,274
End of year	$706,504,514	$484,702,859	$17,001,852	$18,678,581	$12,385,714	$9,997,829	$864,760,462	$463,694,126	$53,416,156	$37,613,046

Unit Transactions:
Beginning of year	31,198,650	17,938,766	925,673	595,796	534,239	290,180	45,681,184	23,604,352	3,162,459	2,712,386
Purchased	12,108,664	11,442,718	73,617	313,174	139,768	92,353	31,961,455	16,020,017	1,282,395	774,935
Transferred between Sub-Accounts and Fixed
Accumulation Account	3,379,878	3,288,425	(45,777)	71,942	15,629	186,480	6,879,714	8,367,707	80,424	(44,601)
Withdrawn, Surrendered, and Annuitized	(2,319,713)	(1,471,259)	(83,111)	(55,239)	(54,630)	(34,774)	(3,830,284)	(2,310,892)	(399,750)	(280,261)
End of year	44,367,479	31,198,650	870,402	925,673	635,006	534,239	80,692,069	45,681,184	4,125,528	3,162,459

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	PTR		PRA		PCR		SSA		SVV
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007 (k)	2006
Operations:
Net investment income (loss)	$4,325,210	$1,583,070	$196,099	$67,626	$258,938	$121,321	$(76,055)	$(7,360)	$(122,133)	$-
Net realized gains (losses)	(199,728)	147,028	(451)	2,011	95,790	1,639	562,012	(20,216)	40,195	-
Net unrealized gains (losses)	8,656,848	(454,586)	(13,416)	(9,319)	1,431,193	(260,653)	(1,115,575)	590,630	(394,812)	-
Increase (Decrease) in net assets from
operations	$12,782,330	$1,275,512	$182,232	$60,318	$1,785,921	$(137,693)	$(629,618)	$563,054	$(476,750)	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$143,374,022	$14,542,415	$771,345	$646,211	$4,107,848	$2,908,815	$2,870,994	$2,123,277	$20,367,569	$-
Net transfers between Sub-Accounts and
Fixed Account	28,774,745	3,880,196	935,005	1,191,639	1,146,404	1,765,354	654,129	1,013,367	7,065,978	-
Withdrawals, surrenders, annuitizations and
contract charges	(11,358,436)	(6,786,480)	(107,611)	(68,207)	(281,879)	(188,855)	(461,493)	(138,574)	(117,186)	-
Net accumulation activity	$160,790,331	$11,636,131	$1,598,739	$1,769,643	$4,972,373	$4,485,314	$3,063,630	$2,998,070	$27,316,361	$-

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(4,765)	(4,739)	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(1,102)	(977)	-	-	-	-	-	-	-	-

Net annuitization activity	$(5,867)	$(5,716)	$-	$-	$-	$-	$-	$-	$-	$-

Increase (Decrease) in net assets from contract
owner transactions	$160,784,464	$11,630,415	$1,598,739	$1,769,643	$4,972,373	$4,485,314	$3,063,630	$2,998,070	$27,316,361	$-

Increase (Decrease) in net assets	$173,566,794	$12,905,927	$1,780,971	$1,829,961	$6,758,294	$4,347,621	$2,434,012	$3,561,124	$26,839,611	$-

Net Assets:
Beginning of year	$70,316,909	$57,410,982	$2,021,607	$191,646	$4,852,130	$504,509	$5,143,745	$1,582,621	$-	$-

End of year	$243,883,703	$70,316,909	$3,802,578	$2,021,607	$11,610,424	$4,852,130	$7,577,757	$5,143,745	$26,839,611	$-

Unit Transactions:
Beginning of year	6,231,960	5,192,072	192,534	18,761	494,790	49,012	403,028	146,395	-	-
Purchased	12,421,198	1,310,352	71,121	63,448	393,965	287,349	224,850	182,759	1,904,899	-
Transferred between Sub-Accounts and Fixed
Accumulation Account	2,506,871	344,535	86,767	117,166	116,250	176,858	52,116	85,488	657,249	-
Withdrawn, Surrendered, and Annuitized	(1,045,348)	(614,999)	(9,946)	(6,841)	(27,120)	(18,429)	(36,429)	(11,614)	(22,100)	-

End of year	20,114,681	6,231,960	340,476	192,534	977,885	494,790	643,565	403,028	2,540,048	-

(k) For the period March   5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	LGF		IGB		VSC		SRE		SC3
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006 (h)	2007	2006	2007 (k)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(29,278)	$(3,024)	$521,137	$204,136	$(669,606)	$-	$(639,552)	$(274,592)	$(97,124)	$(56,409)
Net realized gains (losses)	30,268	2,073	(80,573)	23,468	7,056,106	-	18,746,425	7,699,237	4,369,969	3,029,457
Net unrealized gains (losses)	72,110	42,910	(138,664)	32,432	(13,207,741)	-	(41,858,450)	14,763,157	(6,667,961)	2,931,840
Increase (Decrease) in net assets from
operations	$73,100	$41,959	$301,900	$260,036	$(6,821,241)	$-	$(23,751,577)	$22,187,802	$(2,395,116)	$5,904,888

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,101,951	$441,553	$10,998,295	$3,043,666	$83,815,170	$-	$60,096,994	$35,311,370	$234,754	$155,176
Net transfers between Sub-Accounts and
Fixed Account	375,495	316,296	4,767,273	3,025,471	23,184,836	-	31,866,115	(2,270,740)	330,836	(2,827,427)
Withdrawals, surrenders, annuitizations and
contract charges	(36,167)	(2,043)	(976,901)	(1,091,612)	(1,006,053)	-	(6,733,697)	(3,618,873)	(4,661,810)	(1,655,963)
Net accumulation activity	$1,441,279	$755,806	$14,788,667	$4,977,525	$105,993,953	$-	$85,229,412	$29,421,757	$(4,096,220)	$(4,328,214)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$32,839	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(5,541)	(1,774)	(1,785)	(1,596)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(930)	(156)	(54)	(349)

Net annuitization activity	$-	$-	$-	$-	$-	$-	$26,368	$(1,930)	$(1,839)	$(1,945)

Increase (Decrease) in net assets from contract
owner transactions	$1,441,279	$755,806	$14,788,667	$4,977,525	$105,993,953	$-	$85,255,780	$29,419,827	$(4,098,059)	$(4,330,159)

Increase (Decrease) in net assets	$1,514,379	$797,765	$15,090,567	$5,237,561	$99,172,712	$-	$61,504,203	$51,607,629	$(6,493,175)	$1,574,729

Net Assets:
Beginning of year	$797,765	$-	$8,748,658	$3,511,097	$-	$-	$99,533,635	$47,926,006	$19,831,254	$18,256,525

End of year	$2,312,144	$797,765	$23,839,225	$8,748,658	$99,172,712	$-	$161,037,838	$99,533,635	$13,338,079	$19,831,254

Unit Transactions:
Beginning of year	80,896	-	821,108	340,324	-	-	5,480,387	3,596,058	769,769	967,700
Purchased	108,815	46,906	1,031,152	294,660	8,006,001	-	3,434,567	2,251,172	8,697	6,908
Transferred between Sub-Accounts and Fixed
Accumulation Account	37,375	34,204	443,678	290,633	2,246,829	-	1,892,301	(126,137)	18,964	(129,213)
Withdrawn, Surrendered, and Annuitized	(3,661)	(214)	(98,967)	(104,509)	(141,258)	-	(402,853)	(240,706)	(189,003)	(75,626)

End of year	223,425	80,896	2,196,971	821,108	10,111,572	-	10,404,402	5,480,387	608,427	769,769

(h) For the period May 1, 2006 (commencement of operations) through December 31, 2006
(k) For the period March   5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	CMM		VLC		WTF		USC
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (k)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$41,185	$22,670	$(73,479)	$-	$(24,185)	$(9,740)	$(850)	$(304)
Net realized gains (losses)	-	-	(14,041)	-	70,788	30,106	1,818	392
Net unrealized gains (losses)	-	-	(612,290)	-	24,061	108,393	(429)	1,384
Increase (Decrease) in net assets from
operations	$41,185	$22,670	$(699,810)	$-	$70,664	$128,759	$539	$1,472

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$136,285	$546,585	$8,483,701	$-	$282,223	$442,602	$6,959	$1,119
Net transfers between Sub-Accounts and
Fixed Account	344,595	196,907	3,388,985	-	261,882	59,142	24,733	20,785
Withdrawals, surrenders, annuitizations and
contract charges	(39,384)	(26,169)	(270,575)	-	(52,969)	(17,531)	(31)	-
Net accumulation activity	$441,496	$717,323	$11,602,111	$-	$491,136	$484,213	$31,661	$21,904

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-

Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-

Increase (Decrease) in net assets from contract
owner transactions	$441,496	$717,323	$11,602,111	$-	$491,136	$484,213	$31,661	$21,904

Increase (Decrease) in net assets	$482,681	$739,993	$10,902,301	$-	$561,800	$612,972	$32,200	$23,376

Net Assets:
Beginning of year	$1,230,135	$490,142	$-	$-	$1,031,416	$418,444	$31,111	$7,735

End of year	$1,712,816	$1,230,135	$10,902,301	$-	$1,593,216	$1,031,416	$63,311	$31,111

Unit Transactions:
Beginning of year	119,244	48,728	-	-	76,127	36,338	2,650	699
Purchased	13,116	54,554	823,078	-	19,144	36,808	587	104
Transferred between Sub-Accounts and Fixed
Accumulation Account	32,847	19,313	324,642	-	17,578	4,925	1,995	1,847
Withdrawn, Surrendered, and Annuitized	(3,763)	(3,351)	(43,180)	-	(3,520)	(1,944)	(3)	-

End of year	161,444	119,244	1,104,540	-	109,329	76,127	5,229	2,650

(k) For the period March   5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Regatta Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”), a separate account of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, Sun Life Financial Masters VII contracts (collectively, the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Company Act of 1940, as amended. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust").  With respect to the Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts and the Sun Life Financial Masters VII contracts, the funds include Columbia Funds Variable Insurance Trust, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., The “Series Trust”, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Sun Capital Advisers Trust, Van Kampen Life Insurance Trust and Wanger Advisors Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. The portion of the Variable Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities along with the disclosure of contingent assets as well as liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations
Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at market value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the first in, first out basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not currently subject to tax by the contract owner.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes –an interpretation of FASB Statement No. 109” (“FIN48”).  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes”.  This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006.  The Sub-Accounts adopted FIN 48 on January 1, 2007.  The Sub-Accounts are not responsible for the payment or recording of income taxes and therefore the adoption of FIN 48 did not have an impact on the financial statements.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants.  The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2 and 3”).  Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability.  SFAS No. 157 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.  Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements.

The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007, and are to be applied prospectively, except for changes in fair value measurements that result from the initial application of SFAS No. 157, which are to be recorded as an adjustment to opening retained earnings in the year of adoption.  Sponsor of the Sub-Accounts will adopt SFAS No. 157 effective January 1, 2008 and will apply the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value.  The adoption of SFAS No. 157 is not expected to have a material impact on the Sub-Account's financial position or results of operations.

(3) Contract Charges and Related Party Transactions

Charges for mortality and expense risks, optional death benefit riders, the Lifetime Income Bonus Benefit (available on Sun Life Financial Masters IV contracts and Sun Life Financial Masters VII contracts), and the Secured Returns Optional Living Benefit (available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, and Sun Life Financial Masters Flex contracts) are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9

Regatta contracts	1.10%	-	-	-	-	-	-	-	-
Regatta Gold contracts	1.25%	-	-	-	-	-	-	-	-
Regatta Classic contracts	1.00%	-	-	-	-	-	-	-	-
Regatta Platinum contracts	1.25%	-	-	-	-	-	-	-	-
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%	-	-	-	-	-
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	-	-	-
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	-	-	-
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	-	-	-
Regatta Flex II contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	-
Regatta Choice II contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	-
Sun Life Financial Masters Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%	-
Sun Life Financial Masters Choice contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	-
Sun Life Financial Masters Access contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	-	-	-
Sun Life Financial Masters Flex contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	-
Sun Life Financial Masters IV contracts	1.25%	1.30%	1.35%	1.40%	1.50%	1.55%	1.60%	1.65%	1.70%
Sun Life Financial Masters VII contracts	1.00%	1.10%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%	-

Each year on the account anniversary, an account administration fee (“Account Fee”) the lesser of $30 or 2% of the participant’s account value in the case of Regatta and Regatta Gold contracts, the lesser of $35 or 2% of the participant’s account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts (after account year 5, the Account Fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

A specific quarterly charge, equal to 0.125% of account value, is deducted on the last day of the Account Quarter, ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on the Issue Date.), if one of the following optional living benefit riders has been elected:  Secured Returns 2, Secured Returns for Life, or Secured Returns for Life Plus. These three optional living benefit riders are available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, Sun Life Financial Masters VII contracts. A specific quarterly charge, equal to 0.1625% for Single Life Coverage and 0.2125% for Joint Life Coverage, is deducted on the last day of the Account Quarter if the Income ON Demand optional living benefit rider has been elected or 0.0875% if Retirement Asset Protector optional living benefit rider has been elected. These two optional living benefit riders are available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, and Sun Life Financial Masters VII contracts.

Massachusetts Financial Services Company is the investment adviser to the Series Trust.  Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust.  Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from 0.60% to 1.56% and 1.00% to 1.35% of the Funds’ net assets, respectively.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Gold, Regatta Platinum and Regatta Flex 4, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates.  In the case of Regatta Choice, a surrender charge of up to 7% and in the case of Regatta, Regatta Extra, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, and Sun Life Financial Masters VII contracts, a surrender charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant’s account for less than one year.

For assuming the risk that surrender charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Sun Life Financial Masters Extra and Sun Life Financial Masters Choice at an effective annual rate of 0.20% of the net assets attributable to Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, and Sun Life Financial Masters VII contracts.

For the year ended December 31, 2007, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the “Withdrawals, surrenders, annuitizations, and contract charges” line of the Statement of Changes in Net Assets for each Sub-Account.

	Contract Charges	Surrender Charges
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	$ 472	$ 4,526
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund Sub-Account (CSC)	7	-
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	5	-
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	299	4,092
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	30	-
Columbia Marsico Growth Portfolio Sub-Account (NNG)	13	-
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	144	419
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	13	-
VIP Freedom 2010 Portfolio Sub-Account (F10)	796	3,598
VIP Freedom 2015 Portfolio Sub-Account (F15)	2,290	9,758
VIP Freedom 2020 Portfolio Sub-Account (F20)	3,809	48,402
VIP Mid Cap Svc 2 Sub-Account (FVM)	605	14,975
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	11,193	31,282
Templeton Developing Markets Securities Fund Sub-Account (TDM)	2,280	14,995
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	4,589	28,366
Templeton Foreign Securities Fund Sub-Account (FTI)	72,195	535,177
Franklin Income Securities Class 2 Sub-Account (ISC)	204	3,184
Franklin Small Cap Value Securities Fund Sub-Account (FVS)	8,901	49,934
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	79	2,484
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	3,647	27,283
Growth & Income Portfolio Sub-Account (LA1)	72,648	237,809
Growth Opportunities Portfolio Sub-Account (LA9)	49,584	125,065
Mid Cap Value Portfolio Sub-Account (LA2)	35,881	98,986
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	17,644	139,565
Bond Series Sub-Account (BDS)	32,732	29,557
Capital Appreciation S Class Sub-Account (MFD)	7,710	56,251
Capital Appreciation Series Sub-Account (CAS)	225,626	118,069
Capital Opportunities S Class Sub-Account (CO1)	2,473	6,067
Capital Opportunities Series Sub-Account (COS)	35,356	39,757
Emerging Growth S Class Sub-Account (MFF)	6,464	10,566
Emerging Growth Series Sub-Account (EGS)	153,371	40,774

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions – continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued
Emerging Markets Equity S Class Sub-Account (EM1)	$ 4,515	$ 27,392
Emerging Markets Equity Series Sub-Account (EME)	25,554	36,696
Global Governments S Class Sub-Account (GG1)	862	6,429
Global Governments Series Sub-Account (GGS)	15,735	10,696
Global Growth S Class Sub-Account (GG2)	2,157	13,050
Global Growth Series Sub-Account (GGR)	50,624	40,873
Global Total Return S Class Sub-Account (GT2)	3,929	22,570
Global Total Return Series Sub-Account (GTR)	46,617	37,588
Government Securities S Class Sub-Account (MFK)	80,186	467,609
Government Securities Series Sub-Account (GSS)	94,235	151,982
High Yield S Class Sub-Account (MFC)	53,004	188,701
High Yield Series Sub-Account (HYS)	67,254	78,985
International Growth S Class Sub-Account (IG1)	5,598	23,145
International Growth Series Sub-Account (IGS)	43,830	51,866
International Investors Trust S Class Sub-Account (MI1)	3,475	34,792
International Investors Trust Series Sub-Account (MII)	35,692	22,085
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	25,752	209,879
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	138,160	157,526
Massachusetts Investors Trust S Class Sub-Account (MFL)	71,987	391,677
Massachusetts Investors Trust Series Sub-Account (MIT)	283,498	242,885
Mid Cap Growth S Class Sub-Account (MC1)	13,239	34,605
Mid Cap Growth Series Sub-Account (MCS)	18,693	12,505
Mid Cap Value S Class Sub-Account (MCV)	8,410	31,992
Money Market S Class Sub-Account (MM1)	54,740	605,027
Money Market Series Sub-Account (MMS)	101,421	168,827
New Discovery S Class Sub-Account (M1A)	64,388	183,920
New Discovery Series Sub-Account (NWD)	46,154	92,021
Research S Class Sub-Account (RE1)	7,227	41,489
Research Series Sub-Account (RES)	141,900	31,590
Research Growth and Income S Class Sub-Account (RG1)	5,035	60,286
Research Growth and Income Series Sub-Account (RGS)	65,190	54,101
Research International S Class Sub-Account (RI1)	43,652	223,651
Research International Series Sub-Account (RIS)	27,178	64,067
Strategic Growth S Class Sub-Account (SG1)	4,470	20,916
Strategic Growth Series Sub-Account (SGS)	5,792	7,592
Strategic Income S Class Sub-Account (SI1)	4,908	30,401
Strategic Income Series Sub-Account (SIS)	12,794	23,457
Strategic Value S Class Sub-Account (SVS)	2,164	11,709
Technology S Class Sub-Account (TE1)	1,207	5,067
Technology Series Sub-Account (TEC)	9,575	9,545
Total Return S Class Sub-Account (MFJ)	196,672	1,360,018
Total Return Series Sub-Account (TRS)	340,197	254,544
Utilities S Class Sub-Account (MFE)	13,986	82,450
Utilities Series Sub-Account (UTS)	98,880	142,009
Value S Class Sub-Account (MV1)	27,720	234,530
Value Series Sub-Account (MVS)	75,028	150,266
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	-	-
Capital Appreciation Fund Sub-Account (OCA)	8,837	47,784
Global Securities Fund Sub-Account (OGG)	5,487	73,810
Main Street Fund Sub-Account (OMG)	66,230	722,927
Main Street Small Cap Fund Sub-Account (OMS)	5,323	11,688

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions – continued

	Contract Charges	Surrender Charges
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	$ 2,430	$ 21,949
Low Duration Portfolio Sub-Account (PLD)	67,033	714,764
Real Return Porfolio Sub-Account (PRR)	9,630	50,993
Total Return Portfolio Sub-Account (PTR)	15,303	87,877
VIT All Asset Portfolio Sub-Account (PRA)	423	3,312
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	1,785	2,365
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	1,206	8,170
Davis Venture Value S Class Sub-Account (SVV)	96	777
FI Large Cap Growth Fund Sub-Account (LGF)	84	-
Investment Grade Bond S Class Sub-Account (IGB)	1,826	7,718
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	419	9,874
Real Estate Fund S Class Sub-Account (SRE)	52,779	141,193
Real Estate Fund Sub-Account (SC3)	6,442	21,384
Sun Capital Money Market S Class Sub-Account (CMM)	298	1,441
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	51	545
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	667	869
Wanger U.S. Smaller Companies Sub-Account (USC)	5	-

(4) Reserve for Variable Annuities

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is before January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table at an assumed rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic, and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is on or after January 1, 2000. Annuity reserves are calculated using the 2000 Annuitant Mortality Table at an assumed rate of 3% for Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Extra, and Sun Life Financial Masters Flex. Due to the demographics of Regatta Flex II, Regatta Choice II, Sun Life Financial Masters IV, and Sun Life Financial Masters VII, no reserves were required at December 31, 2007. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of investments of the Funds for each Sub-Account for the year ended December 31, 2007:

	Purchases	Sales

Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	$86,379,460	$ 2,954,514
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund Sub-Account (CSC)	3,293	409
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	48,213	9,545
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	77,392,150	2,786,151
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	7,671,528	496,834
Columbia Marsico Growth Portfolio Sub-Account (NNG)	252	76,171
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	8,789,568	463,139
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	13,496,710	115,147
VIP Freedom 2010 Portfolio Sub-Account (F10)	5,915,146	2,017,598
VIP Freedom 2015 Portfolio Sub-Account (F15)	10,169,480	749,849
VIP Freedom 2020 Portfolio Sub-Account (F20)	23,829,831	2,945,489
VIP Mid Cap Svc 2 Sub-Account (FVM)	136,789,424	1,159,614
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	64,828,264	8,732,732
Templeton Developing Markets Securities Fund Sub-Account (TDM)	69,724,552	4,690,374
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	25,814,353	4,470,940
Templeton Foreign Securities Fund Sub-Account (FTI)	95,765,057	82,824,339
Franklin Income Securities Class 2 Sub-Account (ISC)	43,249,338	1,888,608
Franklin Small Cap Value Securities Fund Sub-Account (FVS)	18,441,543	8,536,204
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	6,348,652	618,885
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	13,734,627	4,084,286
Growth & Income Portfolio Sub-Account (LA1)	273,655,314	9,963,035
Growth Opportunities Portfolio Sub-Account (LA9)	19,044,668	12,533,105
Mid Cap Value Portfolio Sub-Account (LA2)	51,603,687	13,126,664
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	20,677,184	17,901,645
Bond Series Sub-Account (BDS)	21,961,386	33,988,216
Capital Appreciation S Class Sub-Account (MFD)	1,636,580	7,405,938
Capital Appreciation Series Sub-Account (CAS)	7,691,679	116,786,551
Capital Opportunities S Class Sub-Account (CO1)	828,442	18,658,205
Capital Opportunities Series Sub-Account (COS)	2,221,872	186,576,525
Emerging Growth S Class Sub-Account (MFF)	$2,922,363	4,758,296
Emerging Growth Series Sub-Account (EGS)	5,725,593	79,950,753
Emerging Markets Equity S Class Sub-Account (EM1)	10,071,429	7,708,572
Emerging Markets Equity Series Sub-Account (EME)	28,980,424	32,901,919
Global Governments S Class Sub-Account (GG1)	891,410	867,802
Global Governments Series Sub-Account (GGS)	5,855,572	10,466,175
Global Growth S Class Sub-Account (GG2)	869,848	1,822,900
Global Growth Series Sub-Account (GGR)	6,631,651	36,874,742
Global Total Return S Class Sub-Account (GT2)	5,695,739	3,630,704
Global Total Return Series Sub-Account (GTR)	25,279,714	36,995,532
Government Securities S Class Sub-Account (MFK)	54,208,100	50,555,011
Government Securities Series Sub-Account (GSS)	32,895,131	73,481,758

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust – continued
High Yield S Class Sub-Account (MFC)	$ 52,979,221	$ 28,052,197
High Yield Series Sub-Account (HYS)	23,668,986	55,480,440
International Growth S Class Sub-Account (IG1)	12,198,492	6,508,227
International Growth Series Sub-Account (IGS)	32,039,417	37,328,486
International Investors Trust S Class Sub-Account (MI1)	206,410,748	4,790,872
International Investors Trust Series Sub-Account (MII)	28,741,200	36,476,133
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	43,247,871	23,865,927
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	35,859,377	91,009,507
Massachusetts Investors Trust S Class Sub-Account (MFL)	42,612,395	42,463,526
Massachusetts Investors Trust Series Sub-Account (MIT)	14,439,709	192,716,115
Mid Cap Growth S Class Sub-Account (MC1)	1,838,162	8,838,318
Mid Cap Growth Series Sub-Account (MCS)	5,711,023	19,229,690
Mid Cap Value S Class Sub-Account (MCV)	4,363,201	6,361,909
Money Market S Class Sub-Account (MM1)	159,296,632	93,723,838
Money Market Series Sub-Account (MMS)	159,495,464	153,572,346
New Discovery S Class Sub-Account (M1A)	26,384,076	15,678,194
New Discovery Series Sub-Account (NWD)	9,462,041	37,084,182
Research S Class Sub-Account (RE1)	2,973,237	6,801,501
Research Series Sub-Account (RES)	5,623,578	78,974,525
Research Growth and Income S Class Sub-Account (RG1)	28,337,396	5,799,382
Research Growth and Income Series Sub-Account (RGS)	182,895,152	49,567,088
Research International S Class Sub-Account (RI1)	66,952,944	24,440,325
Research International Series Sub-Account (RIS)	21,740,757	35,194,945
Strategic Growth S Class Sub-Account (SG1)	1,489,911	42,517,029
Strategic Growth Series Sub-Account (SGS)	525,373	32,759,980
Strategic Income S Class Sub-Account (SI1)	2,816,862	5,193,570
Strategic Income Series Sub-Account (SIS)	10,230,232	13,816,257
Strategic Value S Class Sub-Account (SVS)	1,471,942	2,407,785
Technology S Class Sub-Account (TE1)	713,446	875,138
Technology Series Sub-Account (TEC)	4,996,405	6,024,858
Total Return S Class Sub-Account (MFJ)	205,150,057	93,667,572
Total Return Series Sub-Account (TRS)	86,595,528	243,329,802
Utilities S Class Sub-Account (MFE)	41,680,904	17,281,438
Utilities Series Sub-Account (UTS)	17,229,715	95,488,756
Value S Class Sub-Account (MV1)	28,296,176	29,305,558
Value Series Sub-Account (MVS)	34,028,086	91,382,314
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	2,217,343	131,757
Capital Appreciation Fund Sub-Account (OCA)	8,013,244	12,107,826
Global Securities Fund Sub-Account (OGG)	17,674,671	5,436,889
Main Street Fund Sub-Account (OMG)	236,662,489	30,031,950
Main Street Small Cap Fund Sub-Account (OMS)	4,326,609	5,114,090
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	5,177,785	2,523,079
Low Duration Portfolio Sub-Account (PLD)	414,736,949	33,106,218
Real Return Porfolio Sub-Account (PRR)	23,716,826	10,596,851
Total Return Portfolio Sub-Account (PTR)	174,935,814	9,825,038
VIT All Asset Portfolio Sub-Account (PRA)	2,246,204	451,366
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	7,411,821	2,180,510

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales – continued

	Purchases	Sales
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	$ 4,752,586	$ 1,278,989
Davis Venture Value S Class Sub-Account (SVV)	28,234,238	1,040,010
FI Large Cap Growth Fund Sub-Account (LGF)	1,629,574	212,076
Investment Grade Bond S Class Sub-Account (IGB)	18,708,508	3,398,704
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	112,827,105	397,836
Real Estate Fund S Class Sub-Account (SRE)	109,118,148	7,701,554
Real Estate Fund Sub-Account (SC3)	5,053,770	7,352,772
Sun Capital Money Market S Class Sub-Account (CMM)	578,468	95,787
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	12,565,825	1,036,449
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	663,743	174,936
Wanger U.S. Smaller Companies Sub-Account (USC)	33,667	1,159

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of units outstanding, unit values, net assets, investment income ratio, expense ratios, excluding expenses of the underlying funds and the total return, for the years ended December 31, is as follows:

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SGI
	December 31, 2007(k)	7,791,583	$10.6128	to	$10.6798	$82,974,328	- %	1.35%	to	2.10%	6.13%	to	6.80%
CSC
	December 31, 2007	1,509	11.9646	to	11.9984	18,101	0.26	1.55	to	1.65	(4.19)	to	(4.10)
	December 31, 2006	1,411	12.2863	to	12.5560	17,650	0.26	1.55	to	1.65	17.40	to	17.52
	December 31, 2005 (e)	583	10.6376	to	10.6460	6,200	-	1.55	to	1.65	6.38	to	6.46
NMT
	December 31, 2007	8,690	15.5826	to	15.7150	135,980	0.53	1.35	to	1.65	17.31	to	17.67
	December 31, 2006	6,233	13.0685	to	13.3555	83,087	0.12	1.35	to	1.65	17.77	to	18.13
	December 31, 2005 (e)	462	11.2788	to	11.2788	5,204	-	1.65	to	1.65		12.79
MCC
	December 31, 2007 (k)	6,356,718	12.0821	to	12.1839	77,182,125	0.25	1.30	to	2.30	20.82	to	21.84
CMG
	December 31, 2007 (k)	640,690	11.7433	to	11.8174	7,548,709	-	1.35	to	2.10	17.43	to	18.17
NNG
	December 31, 2007	14,570	13.1322	to	13.1694	191,573	-	1.35	to	1.85	15.29	to	15.88
	December 31, 2006	19,841	11.2465	to	11.4935	226,596	-	1.35	to	1.85	4.14	to	4.66
	December 31, 2005 (e)	4,598	10.9467	to	10.9467	50,336	-	1.75	to	1.75		9.47
NMI
	December 31, 2007	522,074	12.3894	to	17.1796	8,752,767	0.08	1.35	to	2.30	16.91	to	24.52
	December 31, 2006	11,385	14.2400	to	14.5526	165,345	0.19	1.35	to	1.65	21.19	to	21.56
	December 31, 2005 (e)	1,299	11.9430	to	11.9524	15,506	0.08	1.55	to	1.65	19.43	to	19.52
FVB
	December 31, 2007 (k)	1,234,324	10.6929	to	10.7604	13,240,999	3.47	1.35	to	2.10	6.93	to	7.60
F10
	December 31, 2007	585,651	11.6955	to	11.9301	6,929,208	3.24	1.35	to	2.25	5.97	to	6.95
	December 31, 2006	268,016	10.9973	to	11.1613	2,974,098	3.37	1.35	to	2.25	7.12	to	8.10
	December 31, 2005 (f)	23,605	10.3185	to	10.3185	243,563	0.87	1.35	to	1.35		3.18
F15
	December 31, 2007	1,457,747	11.9744	to	12.2416	17,658,270	3.26	1.30	to	2.30	6.55	to	7.65
	December 31, 2006	715,554	11.2046	to	11.3717	8,088,852	2.49	1.30	to	2.30	8.30	to	9.40
	December 31, 2005 (f)	25,858	10.3850	to	10.3937	268,544	1.11	1.35	to	1.85	3.85	to	3.94
F20
	December 31, 2007	2,944,857	12.2148	to	12.4873	36,444,849	2.52	1.30	to	2.30	7.42	to	8.53
	December 31, 2006	1,308,908	11.3368	to	11.5058	14,984,152	3.47	1.30	to	2.30	9.14	to	10.26
	December 31, 2005 (f)	10,353	10.4250	to	10.4346	107,943	0.83	1.35	to	1.90	4.25	to	4.35
FVM
	December 31, 2007 (k)	11,884,177	11.6141	to	11.7169	138,777,417	0.47	1.30	to	2.35	16.14	to	17.17
FMS
	December 31, 2007	6,318,116	14.1466	to	18.0981	111,152,728	1.37	1.30	to	2.35	1.03	to	2.13
	December 31, 2006	3,368,514	13.9177	to	17.7303	58,070,328	1.22	1.30	to	2.35	15.61	to	16.85
	December 31, 2005	1,886,907	12.0251	to	15.1818	27,978,414	0.87	1.30	to	2.30	8.02	to	9.12
	December 31, 2004	1,146,446	11.1069	to	13.9198	15,778,515	0.75	1.25	to	2.30	10.03	to	11.15
	December 31, 2003	489,937	12.2638	to	12.5282	6,110,725	0.78	1.35	to	2.30	22.27	to	23.46
TDM
	December 31, 2007	4,360,786	17.6061	to	18.0187	77,853,382	1.85	1.30	to	2.35	25.74	to	27.10
	December 31, 2006	511,631	13.9683	to	14.1765	7,216,012	1.18	1.30	to	2.30	25.15	to	26.43
	December 31, 2005 (f)	82,552	11.1943	to	11.2121	924,837	-	1.35	to	2.30	11.94	to	12.12
FTG
	December 31, 2007	2,128,221	14.6136	to	20.5944	41,968,435	1.30	1.30	to	2.35	(0.07)	to	1.01
	December 31, 2006	1,134,629	14.5363	to	20.3990	22,093,074	1.21	1.30	to	2.35	18.95	to	20.23
	December 31, 2005	518,022	12.2061	to	16.9753	8,461,348	0.99	1.30	to	2.30	6.37	to	7.45
	December 31, 2004 (d)	185,270	11.4492	to	15.8060	2,822,852	1.01	1.25	to	2.30	13.35	to	14.58
FTI
	December 31, 2007	23,555,118	16.8727	to	22.1685	502,292,060	1.98	1.30	to	2.55	12.50	to	13.95
	December 31, 2006	23,906,416	14.9290	to	19.5344	449,411,615	1.19	1.30	to	2.55	18.36	to	19.87
	December 31, 2005	15,021,292	12.5557	to	16.3623	236,905,307	1.11	1.30	to	2.55	7.37	to	8.74
	December 31, 2004	8,240,520	11.6449	to	15.1080	120,369,576	1.01	1.25	to	2.55	15.50	to	16.92
	December 31, 2003	1,734,535	12.3883	to	12.9673	21,780,367	0.81	1.35	to	2.55	26.43	to	30.43
(d)           For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(e)           For the period April 25, 2005 (commencement of operations) through December 31, 2005.
(f)           For the period October 31, 2005 (commencement of operations) through December 31, 2005.
(k)           For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
ISC
	December 31, 2007 (k)	3,983,472	$10.1431	to	$10.2071	$40,544,176	1.80%	1.35%	to	2.10%	1.43%	to	2.07%
FVS
	December 31, 2007	1,960,878	13.8819	to	19.8610	37,692,750	0.66	1.30	to	2.50	(4.83)	to	(3.66)
	December 31, 2006	1,597,154	14.4771	to	20.6252	32,015,946	0.63	1.30	to	2.50	14.06	to	15.46
	December 31, 2005	1,065,024	12.6580	to	17.8718	18,622,511	0.75	1.30	to	2.30	6.27	to	7.36
	December 31, 2004	784,791	11.8836	to	16.6555	12,898,583	0.18	1.25	to	2.30	18.84	to	22.07
	December 31, 2003	403,105	13.3363	to	13.6441	5,464,413	0.16	1.35	to	2.30	29.09	to	30.34
SIC
	December 31, 2007 (k)	556,077	10.3009	to	10.3659	5,745,387	2.79	1.35	to	2.10	3.01	to	3.66
LAV
	December 31, 2007	2,132,144	14.3086	to	14.9014	31,216,819	0.58	1.30	to	2.30	4.25	to	5.33
	December 31, 2006	1,530,051	13.6347	to	14.1549	21,338,547	0.81	1.35	to	2.30	12.01	to	13.10
	December 31, 2005	673,060	12.1780	to	12.5157	8,330,401	0.45	1.35	to	2.30	4.50	to	5.51
	December 31, 2004 (d)	344,432	11.6270	to	11.8619	4,063,023	0.73	1.25	to	2.30	13.04	to	16.27
LA1
	December 31, 2007	30,273,162	13.4519	to	18.5163	537,440,084	1.57	1.30	to	2.55	0.79	to	2.09
	December 31, 2006	17,651,095	13.2854	to	18.1473	306,867,936	1.54	1.30	to	2.55	14.29	to	15.75
	December 31, 2005	11,563,674	11.5708	to	15.6855	174,257,651	1.17	1.30	to	2.55	0.62	to	1.91
	December 31, 2004	8,986,821	11.4511	to	15.3996	133,211,678	1.31	1.25	to	2.55	9.77	to	14.82
	December 31, 2003	2,488,679	11.9130	to	13.8575	33,267,291	1.89	1.35	to	2.55	19.13	to	29.25
LA9
	December 31, 2007	5,069,578	14.0149	to	15.9436	73,578,930	-	1.30	to	2.55	18.17	to	19.70
	December 31, 2006	4,902,578	11.8596	to	13.3200	59,707,503	-	1.30	to	2.55	5.15	to	6.50
	December 31, 2005	2,675,259	11.2788	to	12.5076	30,716,359	-	1.30	to	2.55	1.96	to	3.27
	December 31, 2004 (d)	1,203,674	11.0616	to	12.1119	13,428,847	-	1.25	to	2.55	8.39	to	21.12
LA2
	December 31, 2007	5,809,005	13.6038	to	18.8622	105,217,891	0.47	1.30	to	2.55	(2.00)	to	(0.73)
	December 31, 2006	4,471,238	13.7695	to	19.0113	81,834,682	0.63	1.30	to	2.55	9.38	to	10.78
	December 31, 2005	2,743,587	12.5489	to	17.1707	45,585,122	0.51	1.30	to	2.55	5.47	to	6.82
	December 31, 2004	2,592,930	11.8315	to	16.0827	40,628,899	0.51	1.25	to	2.55	18.32	to	22.36
	December 31, 2003	437,574	12.4541	to	13.1433	5,685,572	1.01	1.35	to	2.30	20.80	to	23.07
MF7
	December 31, 2007	6,110,178	9.9948	to	13.2334	76,655,526	5.69	1.00	to	2.55	(0.05)	to	2.24
	December 31, 2006	6,133,332	10.5636	to	12.9429	75,695,316	5.91	1.00	to	2.55	2.20	to	3.82
	December 31, 2005	6,270,011	10.3358	to	12.4661	75,047,190	5.84	1.00	to	2.55	(0.99)	to	0.58
	December 31, 2004	6,078,648	10.4393	to	12.3943	72,842,791	5.91	1.00	to	2.55	3.20	to	4.85
	December 31, 2003	5,706,413	10.1153	to	11.8211	65,794,236	4.22	1.00	to	2.55	1.15	to	8.34
BDS
	December 31, 2007	6,896,916	14.1153	to	15.5456	103,879,319	6.26	1.15	to	1.85	1.60	to	2.35
	December 31, 2006	8,059,857	13.7634	to	15.1894	119,031,240	6.18	1.15	to	1.85	3.26	to	4.00
	December 31, 2005	9,925,405	13.3159	to	14.6046	141,413,865	6.16	1.15	to	1.85	(0.12)	to	0.60
	December 31, 2004	11,381,676	13.3189	to	14.5404	161,562,164	6.19	1.15	to	1.85	4.28	to	5.04
	December 31, 2003	14,515,463	12.4728	to	13.8771	196,808,905	5.07	1.15	to	1.85	7.69	to	8.62
MFD
	December 31, 2007	2,498,904	9.8452	to	16.7408	26,279,858	-	1.00	to	2.30	8.36	to	9.81
	December 31, 2006	3,012,379	9.0437	to	15.2763	29,113,014	-	1.00	to	2.30	3.62	to	5.00
	December 31, 2005	3,518,217	8.6877	to	14.5788	32,540,878	0.37	1.00	to	2.30	(1.67)	to	(0.37)
	December 31, 2004	3,522,979	8.7952	to	14.6624	32,971,898	-	1.00	to	2.10	8.23	to	9.67
	December 31, 2003	3,536,749	8.0892	to	13.3964	30,045,935	-	1.00	to	2.30	25.40	to	27.07
CAS
	December 31, 2007	26,120,429	6.1637	to	33.9807	385,511,764	0.20	1.00	to	1.85	9.07	to	10.02
	December 31, 2006	33,490,792	5.6481	to	28.3245	450,366,226	0.20	1.00	to	1.85	4.41	to	5.31
	December 31, 2005	41,628,520	5.4069	to	26.9998	548,698,901	0.64	1.00	to	1.85	(0.95)	to	(0.09)
	December 31, 2004	41,868,827	5.4557	to	27.1281	564,955,111	0.06	1.00	to	1.85	8.96	to	9.91
	December 31, 2003	47,654,629	5.0044	to	24.7780	612,259,795	-	1.00	to	1.85	26.33	to	27.42

(d)           For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(k)           For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
CO1
	December 31, 2007 (j)	-	$-		$-	$-	0.36%	1.10%	to	2.25%	9.53%	to	10.14%
	December 31, 2006	1,377,231	9.9965	to	16.8521	16,161,723	0.25	1.10	to	2.25	11.46	to	12.77
	December 31, 2005	1,483,374	8.9324	to	14.9595	14,992,153	0.69	1.10	to	2.25	(0.96)	to	0.20
	December 31, 2004	1,675,705	8.9826	to	14.9448	16,686,864	0.29	1.10	to	2.25	9.93	to	16.04
	December 31, 2003	1,740,370	8.1338	to	13.4434	15,053,183	0.14	1.10	to	2.30	25.06	to	26.60
COS
	December 31, 2007 (j)	-	-		-	-	0.78	1.00	to	1.85	9.79	to	10.24
	December 31, 2006	16,499,273	6.5622	to	18.9934	168,139,747	0.52	1.00	to	1.85	12.21	to	13.18
	December 31, 2005	21,130,668	5.8304	to	16.8464	194,106,985	0.95	1.00	to	1.85	(0.24)	to	0.63
	December 31, 2004	26,220,995	5.8264	to	16.8061	245,462,968	0.49	1.00	to	1.85	10.70	to	11.67
	December 31, 2003	31,162,190	5.2469	to	15.1086	265,953,050	0.36	1.00	to	1.85	25.93	to	27.02
MFF
	December 31, 2007	1,464,903	11.9589	to	20.7435	20,689,801	-	1.00	to	2.30	18.20	to	19.78
	December 31, 2006	1,615,364	10.0706	to	17.3526	18,737,905	-	1.00	to	2.30	5.23	to	6.62
	December 31, 2005	1,747,003	9.5267	to	16.3077	18,519,452	-	1.00	to	2.30	6.40	to	7.81
	December 31, 2004	1,863,783	8.9127	to	15.1566	18,305,802	-	1.00	to	2.25	10.36	to	11.83
	December 31, 2003	1,705,653	8.0389	to	13.5806	14,517,814	-	1.15	to	2.25	28.12	to	29.83
EGS
	December 31, 2007	18,485,750	6.2491	to	26.5065	238,240,356	-	1.00	to	1.85	18.99	to	20.03
	December 31, 2006	24,616,070	5.2490	to	22.1693	263,364,457	-	1.00	to	1.85	6.03	to	6.94
	December 31, 2005	30,633,904	4.9480	to	20.8097	315,569,435	-	1.00	to	1.85	7.12	to	8.05
	December 31, 2004	37,868,174	4.6166	to	19.3335	375,214,309	-	1.00	to	1.85	11.14	to	12.11
	December 31, 2003	44,118,674	4.1517	to	17.3124	407,376,323	-	1.00	to	1.85	29.06	to	30.18
EM1
	December 31, 2007	808,424	18.7701	to	44.3000	22,821,441	1.85	1.15	to	2.50	31.88	to	33.72
	December 31, 2006	813,675	14.2242	to	33.1470	18,546,786	0.90	1.15	to	2.50	26.66	to	28.41
	December 31, 2005	441,657	11.2417	to	25.8270	10,352,754	0.51	1.15	to	2.25	12.42	to	34.88
	December 31, 2004	340,870	15.4356	to	19.1577	6,301,071	0.84	1.15	to	1.85	24.28	to	25.42
	December 31, 2003	336,533	12.4202	to	15.2823	4,983,507	0.39	1.15	to	2.05	49.01	to	50.38
EME
	December 31, 2007	2,587,959	32.5066	to	38.9119	91,911,417	2.02	1.00	to	1.85	33.14	to	34.29
	December 31, 2006	3,300,914	24.4161	to	29.5347	87,687,610	1.12	1.00	to	1.85	27.76	to	28.87
	December 31, 2005	3,923,235	19.1105	to	22.6447	81,260,933	0.68	1.00	to	1.85	34.24	to	35.40
	December 31, 2004	3,707,620	14.2359	to	16.7834	57,029,517	1.02	1.00	to	1.85	24.82	to	25.91
	December 31, 2003	3,765,936	11.4049	to	13.3776	46,170,963	0.59	1.00	to	1.85	49.78	to	51.08
GG1
	December 31, 2007	284,890	12.8359	to	15.0094	4,022,897	-	1.15	to	1.85	6.46	to	7.23
	December 31, 2006	283,792	10.4123	to	14.0408	3,762,442	-	1.15	to	1.85	2.77	to	3.50
	December 31, 2005	327,850	11.8827	to	13.6067	4,232,469	10.41	1.15	to	1.85	(9.20)	to	(8.56)
	December 31, 2004	340,389	13.0273	to	14.9250	4,820,154	12.26	1.15	to	1.85	7.76	to	8.53
	December 31, 2003	408,658	12.0336	to	13.7443	5,349,433	5.62	1.15	to	1.85	13.17	to	13.98
GGS
	December 31, 2007	1,951,821	14.3685	to	25.1849	33,658,588	-	1.00	to	1.85	6.68	to	7.61
	December 31, 2006	2,234,976	13.4688	to	19.1593	36,201,209	-	1.00	to	1.85	3.03	to	3.92
	December 31, 2005	2,809,654	13.0728	to	18.5077	43,876,264	10.70	1.00	to	1.85	(8.92)	to	(8.13)
	December 31, 2004	3,280,149	14.3527	to	20.2232	56,460,907	12.59	1.00	to	1.85	8.02	to	8.96
	December 31, 2003	3,854,620	12.3771	to	18.6329	61,738,804	5.37	1.00	to	1.85	13.46	to	14.44
GG2
	December 31, 2007	494,318	15.6997	to	21.9248	8,590,818	1.43	1.00	to	2.10	10.65	to	11.90
	December 31, 2006	548,900	14.1520	to	19.6328	8,624,775	0.33	1.00	to	2.10	14.55	to	15.84
	December 31, 2005	552,979	12.3227	to	16.9829	7,538,233	0.23	1.00	to	2.10	7.44	to	8.64
	December 31, 2004	614,351	11.4406	to	15.6639	7,740,130	0.31	1.00	to	2.10	12.75	to	14.25
	December 31, 2003	615,859	10.1003	to	13.7376	6,778,114	0.26	1.00	to	2.30	32.02	to	33.78
GGR
	December 31, 2007	5,626,403	10.9557	to	33.6111	124,791,013	1.69	1.00	to	1.85	11.17	to	12.13
	December 31, 2006	7,063,308	9.8502	to	30.0902	140,323,466	0.56	1.00	to	1.85	15.21	to	16.20
	December 31, 2005	8,221,692	8.5455	to	25.9940	145,928,483	0.47	1.00	to	1.85	8.00	to	8.94
	December 31, 2004	9,885,010	7.9081	to	23.9533	165,248,378	0.48	1.00	to	1.85	13.47	to	14.45
	December 31, 2003	11,683,281	6.9659	to	21.0097	175,751,261	0.49	1.15	to	1.85	32.94	to	34.09

(j)           Sub-Account closed on June 25, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GT2
	December 31, 2007	1,161,693	$16.4422	to	$18.5035	$19,774,396	1.99%	1.15%	to	2.05%	6.39%	to	7.37%
	December 31, 2006	1,149,650	14.9739	to	17.2425	18,291,763	0.66	1.15	to	2.05	14.52	to	15.57
	December 31, 2005	1,195,804	13.4408	to	14.9273	16,498,684	3.81	1.00	to	2.05	1.42	to	2.51
	December 31, 2004	1,049,400	13.2252	to	14.5915	14,165,553	2.33	1.15	to	2.05	14.47	to	15.53
	December 31, 2003	965,835	11.5294	to	12.6366	11,304,042	2.14	1.15	to	2.05	20.02	to	21.13
GTR
	December 31, 2007	6,117,487	15.7818	to	30.2720	140,411,531	2.22	1.15	to	1.85	6.84	to	7.62
	December 31, 2006	7,258,332	14.7633	to	28.1974	156,233,915	0.92	1.15	to	1.85	15.11	to	15.95
	December 31, 2005	8,201,461	12.8186	to	24.3793	156,049,255	4.27	1.15	to	1.85	1.85	to	2.59
	December 31, 2004	8,363,603	12.5796	to	23.8232	160,297,490	2.50	1.15	to	1.85	14.94	to	15.78
	December 31, 2003	8,836,494	10.9384	to	20.6270	151,229,262	2.10	1.15	to	1.85	20.70	to	21.58
MFK
	December 31, 2007	24,954,225	10.3645	to	12.4309	281,758,050	4.76	1.00	to	2.55	4.17	to	5.83
	December 31, 2006	25,308,705	9.9499	to	11.7457	272,332,913	4.56	1.00	to	2.55	0.84	to	2.44
	December 31, 2005	19,255,861	9.8669	to	11.4658	205,291,955	4.32	1.00	to	2.55	(0.59)	to	0.99
	December 31, 2004	15,785,190	9.9252	to	11.3535	169,069,438	5.19	1.00	to	2.55	0.86	to	2.51
	December 31, 2003	12,383,782	9.8364	to	11.0490	131,892,096	3.98	1.10	to	2.55	(1.64)	to	0.85
GSS
	December 31, 2007	15,336,252	13.0202	to	24.6917	247,658,015	5.01	1.00	to	1.85	5.19	to	6.10
	December 31, 2006	18,582,159	12.3657	to	19.7009	283,320,766	5.07	1.00	to	1.85	1.77	to	2.65
	December 31, 2005	22,849,712	12.1380	to	19.2660	344,042,581	4.75	1.00	to	1.85	0.42	to	1.28
	December 31, 2004	26,991,543	12.0756	to	19.0953	406,733,201	5.63	1.00	to	1.85	1.84	to	2.72
	December 31, 2003	35,262,145	11.8457	to	18.6615	521,823,973	4.70	1.00	to	1.85	0.26	to	1.13
MFC
	December 31, 2007	9,231,715	11.3703	to	14.9734	132,587,722	7.08	1.00	to	2.55	(1.04)	to	0.54
	December 31, 2006	8,020,269	11.4368	to	14.9231	114,743,896	8.08	1.00	to	2.55	7.25	to	8.95
	December 31, 2005	7,227,900	10.6154	to	13.7254	95,167,528	7.45	1.00	to	2.55	(0.66)	to	0.92
	December 31, 2004	7,034,638	10.6489	to	13.6280	92,066,666	6.45	1.00	to	2.55	6.49	to	8.27
	December 31, 2003	6,699,213	10.8910	to	12.6501	81,254,026	8.01	1.10	to	2.55	8.91	to	20.00
HYS
	December 31, 2007	8,811,448	12.8913	to	30.7416	145,304,823	7.61	1.00	to	1.85	0.03	to	0.90
	December 31, 2006	11,347,579	12.8873	to	25.1862	186,188,557	8.37	1.00	to	1.85	8.36	to	9.29
	December 31, 2005	14,094,783	11.8935	to	23.1337	214,798,743	8.45	1.00	to	1.85	0.31	to	1.17
	December 31, 2004	17,473,238	11.8536	to	22.9531	267,795,978	7.78	1.00	to	1.85	7.51	to	8.45
	December 31, 2003	21,115,563	11.0197	to	21.2473	302,952,628	8.99	1.00	to	1.85	19.20	to	20.23
IG1
	December 31, 2007	1,455,023	11.7343	to	26.4253	26,435,969	1.10	1.00	to	2.30	13.87	to	18.28
	December 31, 2006	1,126,228	17.9775	to	23.0061	20,902,161	0.45	1.00	to	2.05	23.18	to	24.50
	December 31, 2005	1,221,898	14.5644	to	18.5160	18,247,713	0.70	1.00	to	2.05	12.28	to	13.48
	December 31, 2004	1,328,474	12.9450	to	16.3494	17,567,913	0.38	1.00	to	2.05	16.14	to	17.39
	December 31, 2003	1,333,889	11.1229	to	13.9554	15,049,223	0.54	1.15	to	2.05	35.52	to	36.97
IGS
	December 31, 2007	6,494,572	16.5529	to	22.7974	124,612,558	1.41	1.00	to	1.85	14.42	to	15.41
	December 31, 2006	7,850,731	14.4597	to	19.7805	131,169,208	0.68	1.00	to	1.85	23.72	to	24.78
	December 31, 2005	8,840,529	11.6819	to	15.8737	119,334,575	0.93	1.00	to	1.85	12.79	to	13.76
	December 31, 2004	9,969,224	10.3519	to	13.9724	119,165,042	0.56	1.00	to	1.85	16.73	to	17.75
	December 31, 2003	10,442,087	8.8633	to	11.8829	106,629,189	0.75	1.00	to	1.85	36.10	to	37.28
MI1
	December 31, 2007	18,793,055	10.8274	to	26.1320	211,701,396	0.76	1.15	to	2.35	4.83	to	9.23
	December 31, 2006	703,270	20.2099	to	24.7123	14,701,003	1.07	1.15	to	2.05	26.32	to	27.47
	December 31, 2005	661,889	15.9668	to	19.3959	10,873,687	0.88	1.15	to	1.85	12.81	to	13.62
	December 31, 2004	464,476	14.1533	to	17.0802	6,685,849	0.67	1.15	to	1.85	25.37	to	26.27
	December 31, 2003	399,293	11.2880	to	13.5336	4,572,074	0.68	1.15	to	1.85	30.74	to	31.67
MII
	December 31, 2007	4,858,869	18.4723	to	29.1921	113,714,035	1.65	1.00	to	1.85	5.35	to	6.27
	December 31, 2006	5,838,111	17.5246	to	27.5761	129,700,838	1.24	1.00	to	1.85	26.84	to	27.94
	December 31, 2005	5,984,457	13.8089	to	21.6372	105,062,829	1.11	1.00	to	1.85	13.09	to	14.07
	December 31, 2004	5,206,659	12.2041	to	19.0416	82,150,477	0.73	1.00	to	1.85	25.65	to	26.74
	December 31, 2003	4,579,850	9.7077	to	15.0821	58,724,401	1.02	1.15	to	1.85	31.16	to	32.29
M1B
	December 31, 2007	8,274,394	10.4829	to	16.1531	107,971,328	-	1.00	to	2.55	8.41	to	10.15
	December 31, 2006	6,763,495	9.6001	to	14.6951	78,640,745	-	1.00	to	2.55	4.68	to	6.34
	December 31, 2005	7,285,892	9.1054	to	13.8464	78,659,290	0.28	1.00	to	2.55	1.51	to	3.12
	December 31, 2004	7,277,585	8.9065	to	13.4550	75,706,711	-	1.00	to	2.55	6.56	to	8.26
	December 31, 2003	6,650,621	8.2983	to	12.4536	61,950,966	-	1.00	to	2.55	10.66	to	21.62

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MIS
	December 31, 2007	30,064,891	$7.0025	to	$12.6193	$286,174,371	0.36%	1.00%	to	1.85%	9.46%	to	10.41%
	December 31, 2006	35,387,641	6.3943	to	11.4456	309,578,994	0.10	1.00	to	1.85	5.68	to	6.59
	December 31, 2005	43,809,878	6.0476	to	10.7527	365,666,252	0.52	1.00	to	1.85	2.45	to	3.33
	December 31, 2004	52,900,145	5.9002	to	10.4204	431,900,622	0.07	1.00	to	1.85	7.58	to	8.51
	December 31, 2003	61,247,213	5.4818	to	9.6165	464,658,182	-	1.00	to	1.85	21.11	to	22.15
MFL
	December 31, 2007	19,982,665	11.9080	to	17.2918	310,717,943	1.00	1.00	to	2.55	2.98	to	4.63
	December 31, 2006	19,922,745	11.4804	to	16.5607	295,643,335	0.60	1.00	to	2.55	10.17	to	11.91
	December 31, 2005	14,452,676	10.3470	to	14.8278	185,054,959	0.84	1.00	to	2.55	4.69	to	6.35
	December 31, 2004	7,171,814	9.8134	to	13.9709	75,087,391	0.83	1.00	to	2.25	9.16	to	14.32
	December 31, 2003	7,446,726	8.9484	to	12.6554	69,845,786	0.92	1.00	to	2.30	19.64	to	21.23
MIT
	December 31, 2007	36,869,229	9.9446	to	35.4439	616,787,038	1.18	1.00	to	1.85	3.98	to	4.88
	December 31, 2006	47,922,260	9.5591	to	33.9245	759,598,902	0.82	1.00	to	1.85	11.21	to	12.17
	December 31, 2005	59,467,044	8.5910	to	30.3594	858,600,168	0.97	1.00	to	1.85	5.72	to	6.63
	December 31, 2004	71,195,865	8.1222	to	28.5811	993,646,065	1.03	1.00	to	1.85	9.91	to	10.86
	December 31, 2003	82,105,319	7.3861	to	25.8800	1,068,836,521	1.14	1.00	to	1.85	20.56	to	21.61
MC1
	December 31, 2007	2,822,330	8.2136	to	18.1607	31,670,209	-	1.00	to	2.55	6.78	to	8.49
	December 31, 2006	3,386,735	7.6371	to	16.7744	35,351,366	-	1.00	to	2.55	(0.40)	to	1.18
	December 31, 2005	3,978,465	7.6135	to	16.6129	40,389,836	-	1.00	to	2.55	0.16	to	1.75
	December 31, 2004	4,467,480	7.5470	to	16.3597	44,072,943	-	1.00	to	2.55	11.36	to	13.14
	December 31, 2003	4,289,811	6.7284	to	14.4891	36,228,952	-	1.00	to	2.55	21.51	to	35.96
MCS
	December 31, 2007	7,235,851	5.8323	to	6.3480	44,914,140	-	1.15	to	1.85	7.80	to	8.59
	December 31, 2006	9,323,613	5.4047	to	5.8972	53,469,128	-	1.15	to	1.85	0.45	to	1.18
	December 31, 2005	12,048,420	5.3749	to	5.7777	68,651,430	-	1.15	to	1.85	1.20	to	1.93
	December 31, 2004	14,935,080	5.3057	to	5.6681	83,825,087	-	1.15	to	1.85	12.50	to	13.32
	December 31, 2003	15,334,959	4.7114	to	5.0019	76,141,789	-	1.15	to	1.85	35.33	to	36.31
MCV
	December 31, 2007	1,314,251	13.7171	to	19.0418	21,843,631	-	1.15	to	2.55	(1.00)	to	0.43
	December 31, 2006	1,467,221	13.7842	to	18.9695	24,368,309	-	1.15	to	2.55	8.19	to	9.74
	December 31, 2005	1,682,084	12.6762	to	17.2950	25,549,351	-	1.15	to	2.55	4.67	to	6.17
	December 31, 2004	1,649,863	12.0488	to	16.2981	23,975,740	-	1.15	to	2.55	18.64	to	20.35
	December 31, 2003	1,271,769	10.1039	to	13.5495	15,678,656	0.03	1.15	to	2.55	22.81	to	30.39
MM1
	December 31, 2007	21,267,373	9.9894	to	10.7777	219,489,293	4.47	1.00	to	2.55	1.91	to	3.54
	December 31, 2006	15,330,003	9.7773	to	10.4095	153,918,543	4.28	1.00	to	2.55	1.68	to	3.29
	December 31, 2005	11,958,338	9.5912	to	10.1022	117,199,576	2.49	1.00	to	2.55	(0.14)	to	1.44
	December 31, 2004	8,633,307	9.5804	to	9.9889	84,038,433	0.64	1.00	to	2.55	(2.00)	to	(0.11)
	December 31, 2003	4,896,722	9.7496	to	9.9778	48,317,367	0.38	1.00	to	2.55	(1.93)	to	(0.63)
MMS
	December 31, 2007	14,742,422	10.7767	to	16.0468	188,524,112	4.78	1.00	to	1.85	2.90	to	3.80
	December 31, 2006	14,751,948	10.3731	to	13.9040	182,628,575	4.56	1.00	to	1.85	2.66	to	3.55
	December 31, 2005	15,938,732	10.1733	to	13.4788	191,927,367	2.67	1.00	to	1.85	0.82	to	1.70
	December 31, 2004	19,134,186	10.0645	to	13.3052	228,260,816	0.80	1.00	to	1.85	(1.04)	to	(0.19)
	December 31, 2003	27,710,277	10.1449	to	13.3815	333,687,915	0.64	1.00	to	1.85	(1.23)	to	(0.38)
M1A
	December 31, 2007	9,051,054	10.5672	to	17.0170	138,196,204	-	1.00	to	2.55	(0.35)	to	1.25
	December 31, 2006	8,544,360	10.5494	to	16.8413	128,060,378	-	1.00	to	2.55	10.02	to	11.77
	December 31, 2005	6,422,025	9.5394	to	15.0983	82,239,579	-	1.00	to	2.55	2.29	to	3.91
	December 31, 2004	4,707,914	9.2786	to	14.5596	54,151,676	-	1.00	to	2.55	4.47	to	26.21
	December 31, 2003	3,069,941	8.8358	to	13.7450	28,856,139	-	1.00	to	2.30	22.94	to	33.66
NWD
	December 31, 2007	8,362,104	8.6186	to	17.1469	99,019,794	-	1.00	to	1.85	0.65	to	1.53
	December 31, 2006	10,624,368	8.5367	to	16.9125	125,408,472	-	1.00	to	1.85	11.08	to	12.04
	December 31, 2005	12,797,342	7.6617	to	15.1157	137,501,927	-	1.00	to	1.85	3.27	to	4.16
	December 31, 2004	15,598,558	7.3969	to	14.5325	164,314,000	-	1.00	to	1.85	5.49	to	6.41
	December 31, 2003	17,567,342	6.9904	to	13.6762	176,434,664	-	1.00	to	1.85	32.79	to	33.94
RE1
	December 31, 2007	1,853,837	12.4596	to	19.0382	28,036,878	0.61	1.10	to	2.30	10.36	to	11.72
	December 31, 2006	2,112,711	11.2383	to	17.0586	28,453,629	0.42	1.10	to	2.30	7.79	to	9.11
	December 31, 2005	2,260,668	10.3786	to	15.6503	27,431,958	0.37	1.10	to	2.25	5.29	to	6.53
	December 31, 2004	2,212,955	9.8168	to	14.7062	24,899,828	0.76	1.10	to	2.10	13.05	to	17.40
	December 31, 2003	1,658,552	8.6571	to	12.8834	15,941,604	0.54	1.10	to	2.15	15.22	to	23.64

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
RES
	December 31, 2007	14,094,806	$8.6654	to	$28.7651	$257,818,176	0.84%	1.15%	to	1.85%	11.13%	to	11.94%
	December 31, 2006	18,185,522	7.7933	to	25.7598	297,727,331	0.66	1.15	to	1.85	8.52	to	9.30
	December 31, 2005	23,187,138	7.1781	to	23.6255	352,950,696	0.58	1.15	to	1.85	6.02	to	6.78
	December 31, 2004	28,414,936	6.7673	to	22.1793	416,020,180	0.93	1.15	to	1.85	13.68	to	14.51
	December 31, 2003	34,114,618	5.9499	to	19.4171	449,074,479	0.86	1.15	to	1.85	23.00	to	23.89
RG1
	December 31, 2007	2,707,973	10.8166	to	18.7295	34,458,186	0.16	1.00	to	2.25	6.17	to	8.99
	December 31, 2006	979,416	12.3578	to	17.4884	12,643,624	0.41	1.00	to	2.05	11.12	to	12.31
	December 31, 2005	870,283	11.1213	to	15.6035	9,951,870	0.44	1.10	to	2.05	4.21	to	5.22
	December 31, 2004	905,199	10.6715	to	14.8441	9,872,571	0.47	1.10	to	2.05	11.94	to	13.03
	December 31, 2003	919,450	9.5333	to	13.1465	8,883,437	0.59	1.10	to	2.05	24.88	to	26.09

RGS
	December 31, 2007	14,862,669	11.5494	to	17.6526	208,241,408	0.23	1.00	to	1.85	6.69	to	7.62
	December 31, 2006	6,003,584	10.8138	to	16.4253	77,970,401	0.60	1.00	to	1.85	11.64	to	12.60
	December 31, 2005	6,688,530	9.7530	to	14.6071	78,190,704	0.69	1.00	to	1.85	4.59	to	5.49
	December 31, 2004	7,171,116	9.2426	to	13.8656	80,437,148	0.67	1.00	to	1.85	12.50	to	13.48
	December 31, 2003	7,761,504	8.2069	to	12.2587	77,446,938	0.77	1.15	to	1.85	25.50	to	26.59
RI1
	December 31, 2007	7,944,489	18.5446	to	25.6706	191,456,875	0.92	1.00	to	2.55	9.92	to	11.67
	December 31, 2006	6,902,034	16.7358	to	23.0340	148,626,673	0.93	1.00	to	2.55	24.02	to	25.98
	December 31, 2005	5,123,155	13.4517	to	18.3201	87,231,876	0.59	1.15	to	2.55	13.24	to	14.86
	December 31, 2004	4,045,282	11.8126	to	15.9581	59,726,643	0.38	1.15	to	2.55	17.87	to	19.57
	December 31, 2003	2,221,110	10.6762	to	13.3535	27,027,191	0.26	1.15	to	2.55	25.72	to	31.87
RIS
	December 31, 2007	5,162,219	15.7747	to	28.1322	98,199,663	1.14	1.15	to	1.85	11.05	to	11.86
	December 31, 2006	6,522,015	14.1980	to	25.1497	111,472,872	1.14	1.15	to	1.85	25.12	to	26.03
	December 31, 2005	6,756,158	11.3347	to	19.9559	91,829,693	0.79	1.15	to	1.85	14.41	to	15.24
	December 31, 2004	7,228,881	9.8769	to	17.3169	85,264,194	0.48	1.15	to	1.85	18.95	to	19.82
	December 31, 2003	7,413,002	8.2779	to	14.4526	73,292,770	0.61	1.15	to	1.85	31.38	to	32.34
SG1
	December 31, 2007 (j)	-	-		-	-	-	1.15	to	2.55	6.26	to	6.98
	December 31, 2006	2,994,133	9.0166	to	15.4698	38,158,701	-	1.15	to	2.55	3.67	to	5.15
	December 31, 2005	3,249,303	8.6358	to	14.7193	39,158,679	0.12	1.15	to	2.55	(1.40)	to	0.01
	December 31, 2004	3,351,218	8.6962	to	14.7251	40,429,490	-	1.00	to	2.55	3.86	to	5.51
	December 31, 2003	2,600,189	8.3133	to	13.9839	29,290,904	-	1.00	to	2.55	13.46	to	25.78
SGS
	December 31, 2007 (j)	-	-		-	-	0.11	1.00	to	1.85	6.78	to	7.22
	December 31, 2006	4,617,313	5.8000	to	7.7263	30,067,773	-	1.00	to	1.85	4.61	to	5.52
	December 31, 2005	5,803,755	5.5414	to	7.3504	36,169,909	0.34	1.00	to	1.85	(0.47)	to	0.39
	December 31, 2004	7,207,008	5.5648	to	7.3502	45,009,582	-	1.00	to	1.85	4.84	to	5.75
	December 31, 2003	7,977,749	5.3050	to	6.9772	47,472,900	-	1.00	to	1.85	25.18	to	26.25
SI1
	December 31, 2007	1,425,992	12.5520	to	13.6707	18,942,966	5.10	1.15	to	2.30	0.85	to	2.04
	December 31, 2006	1,662,083	11.2160	to	13.5062	21,695,648	5.71	1.15	to	2.30	4.01	to	5.23
	December 31, 2005	1,805,113	11.9667	to	12.7313	22,487,758	6.66	1.15	to	2.30	(0.72)	to	0.44
	December 31, 2004	1,930,592	12.0538	to	12.6752	24,035,088	5.67	1.15	to	2.25	5.34	to	6.59
	December 31, 2003	1,775,616	11.4507	to	11.8921	20,856,822	4.05	1.15	to	2.25	9.89	to	11.18
SIS
	December 31, 2007	3,392,931	13.4684	to	14.6222	48,007,878	5.51	1.15	to	1.85	1.56	to	2.30
	December 31, 2006	3,797,869	13.2544	to	14.2929	52,671,180	6.07	1.15	to	1.85	4.74	to	5.50
	December 31, 2005	4,397,877	12.6479	to	13.5477	58,018,808	7.12	1.15	to	1.85	0.01	to	0.73
	December 31, 2004	4,922,159	12.6404	to	13.4491	64,706,617	4.80	1.15	to	1.85	6.04	to	6.81
	December 31, 2003	5,366,035	11.9144	to	12.5915	66,281,500	4.48	1.15	to	1.85	10.80	to	11.60
SVS
	December 31, 2007	511,648	11.5718	to	16.8871	7,210,023	1.52	1.15	to	2.35	(4.92)	to	(3.75)
	December 31, 2006	611,352	12.1335	to	17.5537	8,983,508	0.55	1.15	to	2.35	11.25	to	12.62
	December 31, 2005	796,494	10.8728	to	15.5949	10,531,335	0.75	1.15	to	2.30	(3.00)	to	(1.86)
	December 31, 2004	847,507	11.1803	to	15.8984	11,455,484	0.23	1.15	to	2.25	15.05	to	16.41
	December 31, 2003	696,940	9.6926	to	13.6640	8,170,754	0.09	1.15	to	2.30	24.10	to	25.56

(j)  Sub-Account closed on June 25, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
TE1
	December 31, 2007	314,493	$10.6793	to	$23.5856	$3,552,821	- %	1.15%	to	2.05%	17.53%	to	18.61%
	December 31, 2006	332,775	9.0680	to	19.8947	3,147,970	-	1.15	to	1.85	19.35	to	20.20
	December 31, 2005	419,282	7.5980	to	16.5602	3,377,159	-	1.15	to	1.85	4.07	to	4.81
	December 31, 2004	482,254	7.3009	to	15.8084	3,633,413	-	1.15	to	1.85	(0.13)	to	0.79
	December 31, 2003	547,602	7.2956	to	15.6925	4,095,386	-	1.15	to	2.05	42.38	to	43.69
TEC
	December 31, 2007	4,080,642	4.8154	to	5.4664	21,166,638	-	1.15	to	1.85	17.99	to	18.83
	December 31, 2006	4,306,342	4.0772	to	4.6453	18,818,345	-	1.15	to	1.85	19.72	to	20.57
	December 31, 2005	5,244,561	3.4021	to	3.8152	18,988,564	-	1.15	to	1.85	4.23	to	4.99
	December 31, 2004	6,675,608	3.2606	to	3.6344	23,074,612	-	1.15	to	1.85	0.54	to	1.27
	December 31, 2003	8,298,127	3.2398	to	3.5893	28,352,273	-	1.00	to	2.50	42.71	to	43.74
MFJ
	December 31, 2007	57,895,390	12.2852	to	15.4222	840,502,026	2.67	1.00	to	2.55	1.41	to	3.03
	December 31, 2006	53,249,495	12.0173	to	14.9995	751,331,290	2.50	1.00	to	2.55	9.06	to	10.79
	December 31, 2005	49,480,358	10.9837	to	13.5657	629,492,828	2.32	1.00	to	2.55	0.20	to	1.79
	December 31, 2004	35,062,662	10.9007	to	13.3545	433,233,722	2.17	1.00	to	2.55	8.30	to	10.03
	December 31, 2003	21,048,945	10.2866	to	12.1619	231,480,462	2.74	1.00	to	2.50	9.69	to	15.66
TRS
	December 31, 2007	39,711,318	13.6838	to	42.0157	899,656,744	3.01	1.15	to	1.85	2.38	to	3.13
	December 31, 2006	49,201,194	13.3518	to	34.0206	1,081,166,349	2.82	1.15	to	1.85	10.15	to	10.95
	December 31, 2005	61,210,836	12.1091	to	30.7387	1,229,097,435	2.66	1.15	to	1.85	1.12	to	1.85
	December 31, 2004	70,122,337	11.9625	to	30.2533	1,417,695,061	2.52	1.00	to	1.85	9.40	to	10.35
	December 31, 2003	77,917,832	10.9232	to	27.5211	1,465,467,127	3.35	1.00	to	1.85	14.98	to	15.98
MFE
	December 31, 2007	3,613,171	21.1610	to	36.5673	109,039,810	1.09	1.00	to	2.35	25.25	to	26.99
	December 31, 2006	2,880,540	16.8080	to	28.8532	64,951,521	2.61	1.00	to	2.35	28.87	to	30.65
	December 31, 2005	2,310,367	12.9764	to	22.1297	37,623,081	0.76	1.00	to	2.30	14.35	to	15.81
	December 31, 2004	1,823,681	11.3020	to	19.1479	24,246,657	1.74	1.00	to	2.25	21.17	to	28.71
	December 31, 2003	1,653,827	8.8571	to	14.9068	15,912,021	2.77	1.00	to	2.30	32.90	to	34.67
UTS
	December 31, 2007	11,423,450	17.6690	to	55.8021	329,601,898	1.34	1.15	to	1.85	26.19	to	27.11
	December 31, 2006	14,522,188	13.9930	to	44.0096	327,399,609	2.98	1.15	to	1.85	29.84	to	30.78
	December 31, 2005	16,956,503	10.7441	to	33.7338	299,205,027	0.99	1.15	to	1.85	15.13	to	15.96
	December 31, 2004	18,353,815	9.3039	to	29.1618	285,330,031	1.95	1.15	to	1.85	27.96	to	28.89
	December 31, 2003	20,380,385	7.2490	to	22.6819	249,989,394	3.17	1.15	to	1.85	33.74	to	34.71
MV1
	December 31, 2007	8,166,089	14.7056	to	19.6462	138,202,958	1.35	1.00	to	2.55	4.91	to	6.59
	December 31, 2006	8,782,638	13.9154	to	18.4691	138,689,478	1.28	1.00	to	2.55	17.59	to	19.46
	December 31, 2005	9,478,274	11.7960	to	15.4922	124,900,820	1.19	1.00	to	2.55	3.64	to	5.28
	December 31, 2004	9,411,407	11.3265	to	14.7447	117,692,787	1.14	1.00	to	2.55	12.24	to	14.03
	December 31, 2003	7,717,616	10.0399	to	12.9572	83,091,042	1.35	1.00	to	2.55	18.88	to	23.84
MVS
	December 31, 2007	13,437,738	15.0910	to	21.5393	258,734,352	1.62	1.15	to	1.85	5.92	to	6.69
	December 31, 2006	17,360,967	14.2333	to	20.1884	314,343,755	1.54	1.15	to	1.85	18.73	to	19.59
	December 31, 2005	20,463,991	11.9762	to	16.8820	311,868,666	1.40	1.15	to	1.85	4.63	to	5.39
	December 31, 2004	22,855,509	11.4346	to	16.0188	332,260,043	1.30	1.00	to	1.85	13.38	to	14.36
	December 31, 2003	23,811,669	10.0749	to	14.0264	304,199,758	1.63	1.15	to	1.85	23.00	to	24.06
OBV
	December 31, 2007 (k)	199,285	10.2449	to	10.3095	2,048,287	0.09	1.35	to	2.10	2.45	to	3.10
OCA
	December 31, 2007	2,405,555	13.4033	to	18.1418	41,294,194	0.01	1.30	to	2.55	10.94	to	12.37
	December 31, 2006	2,590,414	11.9843	to	16.1528	39,813,448	0.18	1.30	to	2.55	4.94	to	6.29
	December 31, 2005	2,328,976	11.4153	to	15.2053	33,917,242	0.71	1.30	to	2.55	2.20	to	3.50
	December 31, 2004	2,178,624	12.2953	to	14.6981	30,806,058	0.22	1.25	to	2.55	3.89	to	5.17
	December 31, 2003	1,528,490	11.8349	to	13.9752	20,450,955	0.02	1.35	to	2.55	18.35	to	28.93
OGG
	December 31, 2007	2,653,815	16.1268	to	16.8504	43,790,664	1.05	1.30	to	2.30	3.63	to	4.69
	December 31, 2006	1,996,825	15.4407	to	16.0948	31,585,162	0.68	1.30	to	2.30	14.67	to	15.84
	December 31, 2005	991,457	13.5710	to	13.8938	13,587,975	0.67	1.30	to	2.30	11.44	to	12.58
	December 31, 2004 (d)	514,788	12.1774	to	12.3035	6,301,890	0.10	1.25	to	2.30	16.14	to	17.27
(d)  For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(k)  For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
OMG
	December 31, 2007	44,367,479	$13.1710	to	$16.5411	$706,504,514	0.74%	1.30%	to	2.55%	1.48%	to	2.79%
	December 31, 2006	31,198,650	12.9188	to	16.1003	484,702,859	0.79	1.30	to	2.55	11.84	to	13.27
	December 31, 2005	17,938,766	11.4982	to	14.2212	246,848,978	0.91	1.30	to	2.55	3.05	to	4.37
	December 31, 2004	8,686,835	11.1107	to	13.6327	114,799,188	0.25	1.25	to	2.55	6.36	to	11.40
	December 31, 2003	509,155	11.8023	to	12.6618	6,365,427	0.19	1.35	to	2.30	16.55	to	24.73
OMS
	December 31, 2007	870,402	14.5452	to	20.1827	17,001,852	0.17	1.30	to	2.30	(3.67)	to	(2.68)
	December 31, 2006	925,673	14.9139	to	20.7493	18,678,581	0.02	1.30	to	2.30	12.03	to	13.17
	December 31, 2005	595,796	13.3787	to	18.3437	10,694,455	-	1.35	to	2.30	7.20	to	8.24
	December 31, 2004	489,698	15.2353	to	16.9475	8,170,089	-	1.25	to	2.30	16.43	to	17.57
	December 31, 2003	236,889	13.7917	to	14.4153	3,383,961	-	1.35	to	2.30	30.85	to	42.30
PMB
	December 31, 2007	635,006	13.1766	to	20.5534	12,385,714	5.76	1.30	to	2.25	3.43	to	4.44
	December 31, 2006	534,239	12.6765	to	19.6898	9,997,829	5.39	1.30	to	2.25	6.82	to	7.86
	December 31, 2005	290,180	11.8652	to	18.2643	5,141,808	5.13	1.35	to	2.25	8.30	to	9.29
	December 31, 2004 (d)	96,856	15.8431	to	16.7115	1,583,863	4.20	1.25	to	2.25	9.59	to	10.61
PLD
	December 31, 2007	80,692,069	10.3597	to	10.8883	864,760,462	4.75	1.30	to	2.55	4.62	to	5.97
	December 31, 2006	45,681,184	9.9020	to	10.2799	463,694,126	4.25	1.30	to	2.55	1.33	to	2.63
	December 31, 2005	23,604,352	9.7717	to	10.0216	234,513,041	2.90	1.30	to	2.55	(1.56)	to	(0.30)
	December 31, 2004 (d)	11,851,375	9.9261	to	10.0564	118,663,580	1.46	1.25	to	2.55	(0.75)	to	0.47
PRR
	December 31, 2007	4,125,528	11.0670	to	13.2982	53,416,156	4.64	1.30	to	2.35	8.05	to	9.22
	December 31, 2006	3,162,459	10.1108	to	12.1816	37,613,046	4.23	1.30	to	2.35	(1.65)	to	(0.59)
	December 31, 2005	2,712,386	10.2970	to	12.2602	32,648,274	2.84	1.30	to	2.30	(0.24)	to	0.77
	December 31, 2004	1,942,972	10.2697	to	12.1722	23,367,250	1.04	1.25	to	2.30	2.70	to	7.44
	December 31, 2003	997,936	11.1063	to	11.3288	11,220,537	1.66	1.35	to	2.30	6.35	to	7.38
PTR
	December 31, 2007	20,114,681	10.8948	to	12.3852	243,883,703	4.78	1.30	to	2.55	5.97	to	7.34
	December 31, 2006	6,231,960	10.2806	to	11.5442	70,316,909	4.41	1.30	to	2.55	1.21	to	2.51
	December 31, 2005	5,192,072	10.1577	to	11.2677	57,410,982	3.44	1.30	to	2.55	(0.15)	to	1.12
	December 31, 2004	4,491,441	10.1448	to	11.1480	49,373,803	1.90	1.25	to	2.55	1.45	to	3.47
	December 31, 2003	3,385,657	9.9532	to	10.7740	36,064,300	2.54	1.35	to	2.55	(0.47)	to	3.63
PRA
	December 31, 2007	340,476	11.0947	to	11.2797	3,802,578	8.56	1.35	to	2.25	5.88	to	6.86
	December 31, 2006	192,534	10.4068	to	10.5620	2,021,607	6.50	1.35	to	2.25	2.31	to	3.25
	December 31, 2005 (f)	18,761	10.2116	to	10.2236	191,646	4.67	1.35	to	2.05	2.12	to	2.24
PCR
	December 31, 2007	977,885	11.7108	to	11.9855	11,610,424	4.99	1.30	to	2.35	20.33	to	21.63
	December 31, 2006	494,790	9.7092	to	9.8541	4,852,130	6.00	1.30	to	2.30	(5.32)	to	(4.36)
	December 31, 2005 (f)	49,012	10.2856	to	10.3019	504,509	2.08	1.35	to	2.30	2.86	to	3.02
SSA
	December 31, 2007	643,565	11.5044	to	12.6500	7,577,757	0.69	1.30	to	2.30	(8.24)	to	(7.30)
	December 31, 2006	403,028	12.4447	to	13.6457	5,143,745	1.56	1.30	to	2.30	17.03	to	18.22
	December 31, 2005	146,395	10.7134	to	11.5423	1,582,621	-	1.30	to	2.30	(3.25)	to	(2.26)
	December 31, 2004 (d)	99,939	11.0730	to	11.1712	1,110,866	0.09	1.25	to	2.30	10.73	to	11.71
SVV
	December 31, 2007 (k)	2,540,048	10.5313	to	10.5978	26,839,611	0.52	1.35	to	2.10	5.31	to	5.98
LGF
	December 31, 2007	223,425	10.2859	to	10.4178	2,312,144	-	1.35	to	2.10	4.53	to	5.33
	December 31, 2006 (h)	80,896	9.8104	to	9.8937	797,765	-	1.35	to	2.10	(1.60)	to	(1.10)
IGB
	December 31, 2007	2,196,971	10.5929	to	11.0236	23,839,225	4.94	1.30	to	2.35	1.07	to	2.16
	December 31, 2006	821,108	10.4189	to	10.7963	8,748,658	5.05	1.30	to	2.30	2.73	to	3.78
	December 31, 2005	340,324	10.2177	to	10.4083	3,511,097	4.45	1.30	to	2.30	(0.60)	to	0.41
	December 31, 2004 (d)	67,201	10.2282	to	10.3705	694,126	4.32	1.25	to	2.30	2.28	to	3.71
VSC
	December 31, 2007 (k)	10,111,572	9.7546	to	9.8411	99,172,712	-	1.30	to	2.35	(2.45)	to	(1.59)

(d)  For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(f)   For the period October 31, 2005 (commencement of operations) through December 31, 2005.
(h)  For the period May 1, 2006 (commencement of operations) through December 31, 2006.
(k)  For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SRE
	December 31, 2007	10,404,402	$14.9817	to	$15.7163	$161,037,838	1.28%	1.30%	to	2.55%	(15.56)%	to	(14.47)%
	December 31, 2006	5,480,387	17.7423	to	18.3844	99,533,635	1.38	1.30	to	2.55	35.12	to	36.85
	December 31, 2005	3,596,058	13.1306	to	13.4410	47,926,006	1.38	1.30	to	2.55	6.58	to	7.95
	December 31, 2004 (d)	1,693,151	12.3194	to	12.4577	20,994,795	-	1.25	to	2.55	23.19	to	24.58
SC3
	December 31, 2007	608,427	19.3181	to	23.3818	13,338,079	1.33	1.35	to	2.55	(15.36)	to	(14.31)
	December 31, 2006	769,769	22.8241	to	27.3850	19,831,254	1.58	1.35	to	2.55	35.43	to	37.09
	December 31, 2005	967,700	16.8526	to	20.0460	18,256,525	1.61	1.35	to	2.55	6.88	to	8.19
	December 31, 2004	1,046,871	15.7675	to	18.5935	18,344,566	1.68	1.25	to	2.55	29.91	to	31.52
	December 31, 2003	960,307	12.1371	to	14.1883	12,836,641	-	1.35	to	2.55	21.37	to	34.11
CMM
	December 31, 2007	161,444	10.5037	to	10.7137	1,712,816	4.50	1.35	to	2.05	2.46	to	3.19
	December 31, 2006	119,244	10.1589	to	10.3821	1,230,135	4.30	1.35	to	2.05	2.21	to	2.93
	December 31, 2005 (e)	48,728	10.0463	to	10.0862	490,142	2.24	1.35	to	1.85	0.46	to	0.86
VLC
	December 31, 2007 (k)	1,104,540	9.8387	to	9.9008	10,902,301	-	1.35	to	2.10	(1.61)	to	(0.99)
WTF
	December 31, 2007	109,329	14.3426	to	14.7127	1,593,216	-	1.35	to	2.25	6.92	to	7.91
	December 31, 2006	76,127	13.3415	to	13.6344	1,031,416	0.29	1.35	to	2.25	17.02	to	18.09
	December 31, 2005 (e)	36,338	11.4820	to	11.5458	418,444	-	1.35	to	2.05	14.82	to	15.46
USC
	December 31, 2007	5,229	12.0360	to	12.1732	63,311	-	1.65	to	2.05	3.22	to	3.64
	December 31, 2006	2,650		11.7457		31,111	0.13		1.65			6.10
	December 31, 2005 (e)	699		11.0707		7,735	-		1.65			10.71

(d)  For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(e)  For the period April 25, 2005 (commencement of operations) through December 31, 2005.
(k)  For the period March 5, 2007 (commencement of operations) through December 31, 2007.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(7) Tax Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code (the “Code”), a variable contract, other than a contract issued in connection with certain types of employee benefit plans, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code which allows the contract owner to avoid current taxation of both current and built-up earnings of the contract. The Sponsor believes that the Sub-Account satisfies the current requirements of the regulations, and it intends that the Sub-Account will continue to meet such requirements.

Report of Independent Registered Public Accounting Firm

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun life Financial Masters Extra, Sun life Financial Masters Choice, Sun life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts of Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”):

We have audited the accompanying statements of condition of Arnhold First Eagle Overseas Variable Fund Sub-Account, Columbia Small Cap Value Fund Sub-Account, Columbia Marsico 21st Century Portfolio Sub-Account, Columbia Marsico 21st Century Fund, Class B Sub-Account, Columbia Marsico Growth Fund Class B Sub-Account, Columbia Marsico Growth Portfolio Sub-Account, Columbia Marsico International Opportunities Portfolio Sub-Account, Fidelity VIP Balanced Svc 2 Sub-Account, Fidelity VIP Freedom 2010 Portfolio Sub-Account, Fidelity VIP Freedom 2015 Portfolio Sub-Account, Fidelity VIP Freedom 2020 Portfolio Sub-Account, Fidelity VIP Mid Cap Svc 2 Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund Sub-Account, Franklin Templeton VIP Templeton Developing Markets Securities Fund Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund Sub-Account, Franklin Templeton VIP Franklin Income Securities Class 2 Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Class 2 Sub-Account, Lord Abbett All Value Portfolio Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account, Lord Abbett Growth Opportunities Portfolio Sub-Account, Lord Abbett Mid Cap Value Portfolio Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Governments S Class Sub-Account, MFS/Sun Life Global Governments Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account,  MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account, MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, Massachusetts Investors Growth Stock S Class Sub-Account, Massachusetts Investors Growth Stock Series Sub-Account, Massachusetts Investors Trust S Class Sub-Account, Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Growth Series Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Technology S Class Sub-Account, MFS/Sun Life Technology Series Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer VA Balanced VA Fund Sub-Account, Oppenheimer VA Capital Appreciation Fund Sub-Account, Oppenheimer VA Global Securities Fund Sub-Account, Oppenheimer VA Main Street Fund Sub-Account, Oppenheimer VA Main St. Small Cap Fund Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Portfolio Sub-Account, PIMCO VIT Total Return Portfolio Sub-Account, VIT All Asset Portfolio Sub-Account, VIT Commodity Real Return Strategy Portfolio Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital Davis Venture Value S Class Sub-Account, Sun Capital FI Large Cap Growth Fund Sub-Account, Sun Capital Investment Grade Bond S Class Sub-Account, Sun Capital Oppenheimer Main Street Small Cap S Class Sub-Account, Sun Capital Real Estate Fund S Class Sub-Account, Sun Capital Real Estate Fund Sub-Account, Sun Capital Money Market S Class Sub-Account, Van Kampen LIT Comstock II Sub-Account, Wanger Select Sub-Account, and Wanger U.S. Smaller Companies Sub-Account of Sun Life of Canada (U.S.) Variable Account F (collectively the “Sub-Accounts”), as of December 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Sponsor’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2007, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 18, 2008

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

	A.	Condensed Financial Information - Accumulation Unit Values (Part A)

	B.	Financial Statements of the Depositor (Part B)

Audited:

		1.	Consolidated Statements of Income, Years Ended December 31, 2007, 2006 and 2005;
		2.	Consolidated Balance Sheets, December 31, 2007 and 2006,
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2007, 2006 and 2005;
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2007, 2006 and 2005;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2007, 2006 and 2005;
		6.	Notes to Consolidated Financial Statements; and
		7.	Report of Independent Registered Public Accounting Firm.

	C.	Financial Statements of the Registrant (Part B)

		1.	Statement of Condition, December 31, 2007;
		2.	Statement of Operations, Year Ended December 31, 2007;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2007 and December 31, 2006;
		4.	Notes to Financial Statements; and
		5.	Report of Independent Registered Public Accounting Firm.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)
Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)
Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)
Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(iii)
Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)	Specimen Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(b)
Specimen Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(c)
Specimen Flexible Payment Combination Fixed/Variable Individual Annuity Contract(Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on June 22, 2002);

(4)(d)	Specimen Secured Returns 2 Rider to Certificate filed as Exhibit (4)(b) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed on May 14, 2004);

(4)(e)
Specimen Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed on May 14, 2004);

(4)(f)
Specimen Secured Returns for Life Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 2, 2005);

(4)(g)
Specimen Secured Returns for Life Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 3, 2006);

(4)(h)
Specimen Income ON Demand Benefit Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(i)
Specimen Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(j)
Specimen Retirement Income Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(5)(a)
Specimen Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333- 74884, filed on February 14, 2002);

(5)(b)
Specimen Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed on February 14, 2002);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)
Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(b)
Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(c)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(d)
Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(e)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(f)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(g)
Amended and Restated Participation Agreement dated September 1, 2004 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(h)
Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(i)
Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(j)	Form of Participation Agreement (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-74884, filed on December 10, 2001);

(8)(k)
Participation Agreement Among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(l)
Participation Agreement Among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(m)
Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(n)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed on December 31, 2002);

(8)(o)
Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(p)
Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(q)
Participation Agreement dated February 15, 2005 among Nations Separate Account Trust, BACAP Distributors, LLC, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(r)
Participation Agreement by and among Wanger Advisors Trust, Columbia Funds Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(s)
Participation Agreement by and among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(t)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(u)
Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (US), Van Kampen Life Investments Trust, Van Kampen Funds Inc., and Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 of Sun Life of Canada (US) Variable Account I, File No. 333-100831, filed on April 29, 2005);

(8)(v)
Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 of Sun Life of Canada (US) Variable Account G, File No. 333-111688, filed on April 27, 2007);

(8)(w)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), The Huntington Funds, Edgewood Services, Inc., and Huntington Asset Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(9)
Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83362, filed on February 25, 2002);

(10)	Consent of Independent Registered Public Accounting Firm;*

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2007, filed on March 27, 2008);

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, File No. 333-83362, filed on May 1, 2008);

(15)(b)
Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director and Chairman
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer and Director
Richard P. McKenney Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President and Director
Michele G. Van Leer Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Director ad General Manager, Retail Insurance and Annuity Division
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Actuary
Maura E. Slattery Machold Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Sun Life Financial Distribution Group
Janet Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Employee Benefits Group
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed February 12, 2008.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of June 30, 2008 there were 5,592 qualified and 5,311 non-qualified contract owners.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, I, and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, D, J, and N and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

(b)
Name and Principal	Position and Offices
Business Address*	with Underwriter

James J. Cahill	President
Michele G. Van Leer	Director
Scott M. Davis	Director
Ronald H. Friesen	Director
Michael S. Bloom	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Alyssa Gair	Assistant Secretary
Michelle D'Albero	Counsel

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 15th day of August, 2008.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Robert C. Salipante*
Robert C. Salipante
President

Attest:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	President and Director	August 15, 2008
Robert C. Salipante	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Senior Vice President and Chief Financial Officer	August 15, 2008
Ronald H. Friesen	and Treasurer and Director
(Principal Financial Officer)

/s/ Michael K. Moran*	Vice President and Chief Accounting Officer	August 15, 2008
Michael K. Moran	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	August 15, 2008
Sandra M. DaDalt	Thomas A. Bogart, Director
Scott M. Davis, Director
Richard P. McKenney, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on or about February 5, 2004. Powers of attorney are included herein as Exhibit 15(a).

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Accounting Firm